ANNUAL REPORT 1999
--------------------------------------------------------------------------------
                                             Audited financial statements
                                             including statements of investments

                                             December 31, 1999


                     TIAA-CREF MUTUAL FUNDS






                                                       Money Market Fund

                                                       Bond PLUS Fund

                                                       Growth & Income Fund

                                                       Growth Equity Fund

                                                       International Equity Fund

                                                       Managed Allocation Fund



                                                       [TIAA-CREF LOGO]

THE FUND MANAGERS
-----------------------------------------------------

MONEY MARKET FUND
STEVEN TRAUM, MANAGING DIRECTOR, TEACHERS ADVISORS

Mr. Traum joined TIAA-CREF in 1983. He has been responsible for managing the CREF Money Market Account since its inception in 1988, and he has also been responsible for managing the CREF Inflation-Linked Bond Account since its inception in 1997. In addition, he manages the cash components of the other TIAA-CREF Mutual Funds and the CREFAccounts.


BOND PLUS FUND
ELIZABETH BLACK, MANAGING DIRECTOR, PORTFOLIO MANAGEMENT, TEACHERS ADVISORS

Ms. Black has been with TIAA-CREF since 1988 and is also responsible for managing the investments in CREF's Bond Market Account and the fixed-income portion of CREF's Social Choice Account. Growth & Income Fund Carlton N. Martin, MANAGING DIRECTOR, GLOBAL RESEARCH, TEACHERS ADVISORS Mr. Martin joined TIAA-CREF in 1980. He is also responsible for managing the actively managed domestic component of the CREF Global Equities Account.


GROWTH & INCOME FUND
CARLTON N. MARTIN, MANAGING DIRECTOR, GLOBAL RESEARCH, TEACHERS ADVISORS

Mr. Martin joined TIAA-CREF in 1980. He is also responsible for managing the actively managed domestic component of the CREF Global Equities Account.


GROWTH EQUITY FUND
GROWTH PORTFOLIO MANAGEMENT GROUP, TEACHERS ADVISORS

The Growth Equity Fund is managed by the Growth Portfolio Management Group of Teachers Advisors. Nancy Wadelton and Willard T. Wolff are responsible for the day-to-day management of the fund's stock selection portfolio. A team of individuals from the Teachers Advisors quantitative investment unit manages the "Enhanced Index" subportfolio.


INTERNATIONAL EQUITY FUND

CHRIS SEMENUK, DIRECTOR, GLOBAL PORTFOLIO MANAGEMENT, TEACHERS ADVISORS
Mr. Semenuk joined TIAA-CREF in 1993. He is also responsible for managing the European component of the CREF Global Equities Account.


MANAGED ALLOCATION FUND

JAMES G. FLEISCHMANN, SENIOR MANAGING DIRECTOR, GLOBAL RESEARCH,
TEACHERS ADVISORS

Mr. Fleischmann joined TIAA-CREF in 1994 and is also responsible for global equity research for the CREF accounts. Edward J. Grzybowski, MANAGING DIRECTOR, TEACHERS ADVISORS Mr. Grzybowski joined TIAA-CREF in 1987; he also has supervisory responsibility over investments in CREF's Bond Market, Money Market, and Inflation-Linked Bond Accounts.

EDWARD J. GRZYBOWSKI, MANAGING DIRECTOR, TEACHERS ADVISORS

Mr. Grzybowski joined TIAA-CREF in 1987; he also has supervisory responsibility over investments in CREF's Bond Market, Money Market, and Inflation-Linked Bond Accounts.



AN INVESTMENT IN TIAA-CREF MUTUAL FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTOR CAN LOSE MONEY IN ANY OF THE FUNDS, OR THE FUNDS COULD UNDERPERFORM OTHER INVESTMENTS.



         | TIAA-CREF MUTUAL FUNDS
CONTENTS |     1999 ANNUAL REPORT

      FUND PERFORMANCE
   6  MONEY MARKET FUND
   8  BOND PLUS FUND
  10  GROWTH & INCOME FUND
  12  GROWTH EQUITY FUND
  14  INTERNATIONAL EQUITY FUND
  16  MANAGED ALLOCATION FUND

      STATEMENTS OF INVESTMENTS
  18  MONEY MARKET FUND
  21  BOND PLUS FUND
  26  GROWTH & INCOME FUND
  36  GROWTH EQUITY FUND
  56  INTERNATIONAL EQUITY FUND
  68  MANAGED ALLOCATION FUND

      FINANCIAL  STATEMENTS
  70  REPORT OF MANAGEMENT  RESPONSIBILITY
  71  REPORT OF INDEPENDENT AUDITORS
  72  STATEMENTS OF ASSETS AND LIABILITIES
  73  STATEMENTS OF OPERATIONS
  74  STATEMENTS OF CHANGES IN NET ASSETS
  76  FINANCIAL HIGHLIGHTS

  80  NOTES TO FINANCIAL STATEMENTS

  84  IMPORTANT TAX INFORMATION

  87  TIAA-CREF PRODUCTS
      AND SERVICES

Dear Investor:

In 1999, the TIAA-CREF Mutual Funds entered their third year of operation. More than 110,000 individual investors now hold our funds. In the last six months alone, more than 30,000 individuals became investors with us, while our total fund assets have grown to over $2 billion.

In 1999, equity markets firmly embraced the "new economy's" technology-driven growth, as the U.S. economy approached its longest single expansion in our nation's history. As our economic overviews show, a healthy mixture of sustained low inflation, steadily rising productivity, and sound fiscal policy contributed to the past year's robust economic health and growing world markets.

The TIAA-CREF Mutual Funds delivered strong overall performance in 1999. Our equity funds performed extremely well, with the Growth & Income and International Equity Funds surpassing their respective benchmarks. The International Equity and Growth & Income Funds also outpaced their peer competition by wide margins. In the international arena, the TIAA-CREF International Equity Fund returned more than 50 percent this year, gaining from the resurgence of global equity markets. Of course, past performance is no guarantee of future performance.

A key to the success of TIAA-CREF's equity fund management is our Dual Investment Management Strategy,SM which attempts to achieve consistent long-term returns through a combination of active management and an enhanced indexing approach based on quantitative analysis.

While 1999 was a very good year for stocks, the bond market weathered its worst year in more than 25 years. However, on the bright side of our fixed-income funds, our Money Market Fund retained its position as one of the top money market funds in the country.

We are pleased to announce that we will soon be offering our mutual fund investors a wider range of fund opportunities. In the spring of this year, we plan to offer five new funds. These new funds will include three fixed-income funds and two equity funds.

As with all of TIAA-CREF's financial products, we will maintain our commitment to consistent, disciplined investment management and to low expenses.

                                                        /s/ Martin L. Leibowitz
                                                        -----------------------
                                                        Martin L. Leibowitz

                                                        VICE CHAIRMAN AND
                                                        CHIEF INVESTMENT OFFICER

THE ECONOMIC ENVIRONMENT IN 1999

The U.S. Economy

As the U.S. economy posted another good year in 1999, it approached a new record for the longest expansion ever. Last year's growth of real (i.e., inflation-adjusted) gross domestic product (GDP) registered 4 percent, using annual averages, the fourth solid annual gain in a row. Inflation, as measured by the Consumer Price Index on a twelve-month basis through December, remained relatively benign at 2.7 percent (see Chart), but was up from 1998's low 1.6 percent rate, because of last year's sharp energy price increases. U.S. stock markets performed well. The Russell 3000 returned 21 percent, while the technology-driven Nasdaq shot up 86 percent.

Improved labor productivity growth has helped prolong this economic expansion, annually averaging about 2.8 percent since 1995. This growth is more than a full percentage point higher than the 1.7 percent average annual rate between 1983 and 1995.

In addition to recent productivity improvements, sound monetary and fiscal policies have figured prominently in fostering low inflation and strong growth. To stem possible inflationary pressures, the Fed raised interest rates by 3/4 of a percentage point in 1999. While this action to quell potential inflationary pressures will help sustain this expansion, the Fed's action, together with a buoyant economy throughout 1999, hit bond markets especially hard. The ten-year Treasury bond yield rose sharply, ending 1999 at 6.45 percent, up 1.8 percentage points during the year.

Real consumption rose 5.3 percent, exceeding 1998's robust 4.9 percent pace. The auto industry, whose sales performance is a key indicator of consumer spending, posted a new all-time record, reporting 16.9 million light vehicles sold.

Business investment spending was up 8.3 percent in real terms, driven again by high-tech capital spending. Expenditures for information-processing equipment and software climbed 21.9 percent. And while mortgage rates increased because of higher interest rates, housing starts were strong at 1.67 million for the entire year, although softening in the second half with rising mortgage rates.

But some GDP components underperformed in 1999. Real net exports declined because strong U.S. demand for foreign imports dramatically outpaced exports. And government spending, in real terms, posted a moderate 3.7 percent gain, but was up significantly from 1998's 1.7 percent gain..



BOTH SOLID ECONOMIC GROWTH AND
LOW INFLATION CONTINUE

[LINE CHART OMITTED]


   Quarterly     Real GDP                           Monthly           CPI
      Date           Growth                           Date         Inflation
    (YYYYQQ)                                        (YYYYMM)
          198901            4.24                         199101            5.64
          198902            3.57                         199102            5.31
          198903            3.52                         199103            4.90
          198904            2.54                         199104            4.81
          199001            2.56                         199105            5.03
          199002            2.26                         199106            4.69
          199003            1.65                         199107            4.36
          199004            0.53                         199108            3.80
          199101           -1.09                         199109            3.39
          199102           -0.70                         199110            2.85
          199103           -0.23                         199111            3.06
          199104            1.17                         199112            2.98
          199201            2.67                         199201            2.67
          199202            3.02                         199202            2.82
          199203            3.47                         199203            3.19
          199204            4.14                         199204            3.18
          199301            2.86                         199205            3.02
          199302            2.40                         199206            3.01
          199303            2.01                         199207            3.15
          199304            2.21                         199208            3.07
          199401            3.31                         199209            2.99
          199402            4.21                         199210            3.28
          199403            4.39                         199211            3.12
          199404            4.16                         199212            2.96
          199501            3.63                         199301            3.18
          199502            2.41                         199302            3.24
          199503            2.64                         199303            3.02
          199504            2.21                         199304            3.15
          199601            2.55                         199305            3.22
          199602            4.06                         199306            3.00
          199603            3.82                         199307            2.84
          199604            4.21                         199308            2.84
          199701            4.72                         199309            2.76
          199702            4.29                         199310            2.75
          199703            4.74                         199311            2.67
          199704            4.28                         199312            2.81
          199801            4.72                         199401            2.52
          199802            3.96                         199402            2.51
          199803            3.91                         199403            2.65
          199804            4.61                         199404            2.36
          199901            3.87                         199405            2.29
          199902            3.80                         199406            2.49
          199903            4.27                         199407            2.70
                                                         199408            2.90
                                                         199409            2.96
                                                         199410            2.61
                                                         199411            2.67
                                                         199412            2.60
                                                         199501            2.87
                                                         199502            2.86
                                                         199503            2.79
                                                         199504            3.05
                                                         199505            3.12
                                                         199506            3.04
                                                         199507            2.83
                                                         199508            2.62
                                                         199509            2.54
                                                         199510            2.81
                                                         199511            2.60
                                                         199512            2.60
                                                         199601            2.72
                                                         199602            2.72
                                                         199603            2.84
                                                         199604            2.90
                                                         199605            2.89
                                                         199606            2.82
                                                         199607            2.95
                                                         199608            2.81
                                                         199609            3.00
                                                         199610            2.99
                                                         199611            3.19
                                                         199612            3.24
                                                         199701            3.04
                                                         199702            3.03
                                                         199703            2.76
                                                         199704            2.50
                                                         199705            2.23
                                                         199706            2.23
                                                         199707            2.16
                                                         199708            2.29
                                                         199709            2.22
                                                         199710            2.02
                                                         199711            1.89
                                                         199712            1.70
                                                         199801            1.63
                                                         199802            1.44
                                                         199803            1.38
                                                         199804            1.50
                                                         199805            1.75
                                                         199806            1.68
                                                         199807            1.68
                                                         199808            1.62
                                                         199809            1.43
                                                         199810            1.49
                                                         199811            1.55
                                                         199812            1.61
                                                         199901            1.60
                                                         199902            1.60
                                                         199903            1.79
                                                         199904            2.28
                                                         199905            2.03
                                                         199906            1.96
                                                         199907            2.08
                                                         199908            2.26
                                                         199909            2.63
                                                         199910            2.62
                                                         199911            2.56
                                                         199912            2.68

Year-over-Year Percent Change

Source: Standard & Poor's DRI


-------------------------------------------------------------------------


Altogether, 1999 was another stellar year, with solid real growth and relatively low inflation. The current record for the longest expansion, which ran 106 months during the 1960s, was also a period of strong productivity growth. However, it was ultimately derailed by unsound macroeconomic policies adopted during the Vietnam War. The lessons learned from that experience, and the high-inflation 1970s that followed, have enabled us to avoid similar policy mistakes, setting the stage for recent economic gains, healthy employment, and a new record for the longest U.S. expansion ever.

                                                             /s/ Leo C. Kamp
                                                             -------------------
                                                             Leo C. Kamp
                                                             TIAA-CREF ECONOMIST

4   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

THE GLOBAL ECONOMY

Throughout 1999, global equity markets staged an impressive, sustained recovery from the turbulence of October 1998. This resurgence in global equity markets resulted in a 23.5 percent increase in the Morgan Stanley Capital International
(MSCI) World Index for the year.

The two primary factors affecting equity returns in 1999 were the renewed confidence in Asian markets and an upsurge in technology investments. Most of Asia's emerging market economies have rebounded from the depths of the 1997-98 economic crisis, and Japan shows promise. More broadly, the global information technology sector experienced an extraordinarily powerful rally, underpinned by growth in global trade in technology at twice the rate of growth in trade of more traditional goods and services.

Over much of 1999, equity markets were bolstered by very accommodative monetary policies of major central banks. But even as central bankers nudged policy rates higher later in the year, equity markets continued to find support in improving growth prospects in most regions. Indeed, between June and December, consensus expectations for world real GDP growth increased significantly from 2.3 percent to 2.9 percent.

World long-term interest rates, concomitant with stronger economic growth prospects, went up during 1999 in anticipation of central bank efforts intended to ward off inflationary tensions. If continued, the upward trend in interest rates could mitigate potential gains in equity markets.

Recent leading economic indicators of the Organization for Economic Cooperation and Development's (OECD) suggest continued gains in global economic growth, despite rising oil prices, which were the result of production cuts by OPEC. Prices of other commodities were mixed, suggesting a more limited threat of inflation. Consequently, real economic growth prospects remained solid.

Japanese economic prospects, which appear to be strengthening, are a major component of global economic growth. Japan's recent economic progress is the result of massive fiscal stimulus measures, progress in restructuring its corporate sector, and ongoing ease in monetary policy. Short-term interest rates have stayed very close to zero, with long-term interest rates less than 2.0 percent. Japan's equity market has responded by rising 45 percent, as a result of these positive

--------------------------------------------------------------------------------

MSCI WORLD INDEX (in U.S. dollars)

[LINE CHART OMITTED]


              MSCI World                       MSCI World
             Equity Index                  Technology Index
             ------------                  ----------------
12/98          1139.77              12/98         100
 1/99          1173.84               1/99      114.43
 2/99          1141.33               2/99      102.98
 3/99          1174.09               3/99      110.28
 4/99          1233.06               4/99      116.53
 5/99          1186.47               5/99      114.70
 6/99          1217.92               6/99      123.67
 7/99          1235.70               7/99      131.22
 8/99          1253.20               8/99      137.64
 9/99          1207.60               9/99      136.53
10/99          1280.94              10/99      142.08
11/99          1341.77              11/99      167.99
12/99          1420.89              12/99      199.59


Source: Morgan Stanley International Capital, Inc.

--------------------------------------------------------------------------------

policy initiatives. These measures have also contributed to gains in private sector demand. In the longer term, however, massive budget deficits are expected to push government debt to about 120 percent of GDP--a potential risk.

In the euro area, real GDP has accelerated to a 4 percent pace, spurred by a combination of favorable fiscal and monetary policies, and a strong recovery in global activity. This upswing is broad-based across economic sectors. The introduction of the euro has eliminated currency risk throughout the area, and contributed to substantial corporate efficiency measures. Companies there are beginning to substitute shareholder value criteria for "stakeholder" criteria, which attempt to balance the interests of workers, customers, suppliers, and, on occasion, governmental entities, in addition to shareholders.

On balance, stimulative macro-economic policies on a global basis, albeit with interest rates trending gradually higher, should contribute to sustainable growth prospects ahead, with only modest inflationary consequences. This combination of factors is resulting in a continually favorable outlook for corporate profitability.

                                                             /s/ Harvey Kerrich
                                                             -------------------
                                                             Harvey Kerrich
                                                             TIAA-CREF ECONOMIST

                                 1999 ANNUAL REPORT   TIAA-CREF Mutual Funds   5

MONEY MARKET
           FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

> Invests in money market securities classified as "first-tier securities," which are ranked in the highest category by nationally recognized statistical rating organizations.

> Average weighted maturity of 90 days or less.

> Longest maturity will be 397 days.


PERFORMANCE IN 1999

In 1999, the Money Market Fund returned 5.05 percent, exceeding the 4.64 percent return of its benchmark, the IBC Money Fund Report AverageTM--All Taxable. During the fourth quarter of 1999, the Money Market Fund's weighted average maturity varied from a low of 47 days to a high of 58 days, as compared with its benchmark, which showed a range of 51 to 57 days.

During the fourth quarter of 1999, we made some minor changes to asset allocations. We made these changes because different money market sectors presented better relative value than other sectors. We slightly increased our holdings of commercial paper and U.S. government agency securities to 78 percent and 5 percent, from 77 percent and 3 percent. We also decreased our holdings in bank liabilities and floating/variable rate securities to 10 percent and 5 percent, from 12 percent and 8 percent.


6   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

                                                               MONEY MARKET FUND

ASSET ALLOCATION AS OF 12/31/99

[PIE CHART OMITTED]

Commercial paper & medium term notes         78%
Certificates of deposit & bank notes         10%
Floating & variable-rate notes                5%
U.S. government agency discount notes         5%
Bankers' acceptances                          2%


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]


               Lipper Money       IBC Money Fund
               Market Funds    Report Average(TM)--    Money Market
                 Average            All Taxable            Fund
               ------------    --------------------    ------------
                 $10,000              $10,000             $10,000
  Sep-97          10,040               10,041              10,044
                  10,081               10,084              10,090
                  10,121               10,126              10,132
  Dec-97          10,164               10,170              10,179
                  10,207               10,214              10,226
                  10,244               10,253              10,269
  Mar-98          10,286               10,297              10,317
                  10,328               10,340              10,363
                  10,370               10,384              10,407
  Jun-98          10,411               10,426              10,456
                  10,454               10,471              10,504
                  10,497               10,515              10,552
  Sep-98          10,538               10,558              10,598
                  10,579               10,601              10,643
                  10,618               10,641              10,689
  Dec-98          10,658               10,683              10,734
                  10,697               10,724              10,778
                  10,732               10,759              10,817
  Mar-99          10,769               10,799              10,860
                  10,806               10,838              10,902
                  10,844               10,877              10,945
  Jun-99          10,881               10,915              10,988
                  10,920               10,956              11,032
                  10,960               10,999              11,078
  Sep-99          11,001               11,042              11,125
                  11,046               11,086              11,174
                  11,089               11,131              11,223
  Dec-99          11,135               11,178              11,276


PERFORMANCE AT A GLANCE AS OF 12/31/99

                                                                                                               NET ANNUALIZED YIELD
                                                                                     AVERAGE                  FOR THE 7 DAYS ENDING
                     AVERAGE ANNUAL COMPOUND      CUMULATIVE RATES                   MATURITY        NET             12/28/99
                      RATES OF TOTAL RETURN(1)     OF TOTAL RETURN(1)     EXPENSE  (DAYS) AS OF     ASSETS    CURRENT     EFFECTIVE
                     1 YEAR  SINCE INCEPTION(2) 1 YEAR SINCE  INCEPTION(2) RATIO     12/28/99    IN MILLIONS   YIELD         YIELD
EFFECTIVE YIELD

MONEY MARKET FUND        5.05%      5.29%        5.05%      12.77%         0.29%3        48         $394.96    5.65%         5.81%

IBC's Money Fund Report
AverageTM--All Taxable   4.64       5.05         4.64       11.78          0.49          48              --    5.13          5.26

Lipper Money Market
Funds Average            4.49       4.73         4.49       11.36            --          --              --      --            --
--------------------------------------------------------------------------------------------------------------------------------

1 PAST  PERFORMANCE  SHOULDN'T  BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES
  OF RETURN FROM THE MONEY MARKET FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION. WE WILL ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE FOR THIS FUND, BUT IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE CURRENT YIELD MORE CLOSELY REFLECTS THE MONEY MARKET FUND'S CURRENT EARNINGS THAN DOES THE TOTAL RETURN.

2 INCEPTION DATE OF THE MONEY MARKET FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.

The TIAA-CREF Money Market Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.


                                 1999 ANNUAL REPORT   TIAA-CREF Mutual Funds   7

BOND PLUS
        FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

> Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

> Overweights investments in securities believed to be undervalued as compared with the benchmark, and underweights investments in securities believed to be overvalued.

>  Seeks optimum returns through market sector allocation strategies.


PERFORMANCE IN 1999

At year-end 1999, the Bond PLUS Fund posted a return of -1.01 percent, 0.19 percentage points behind the -0.82 percent return of the Lehman Brothers Aggregate Bond Index. Both the benchmark and the Bond PLUS Fund recorded negative returns in 1999. Against its peers, the fund lagged 0.03 percentage points behind the Lipper Intermediate Investment Grade Debt Index return of -0.98 percent.

On June 30, the Federal Reserve increased the discount rate by 25 basis points (one basis point equals .01 percent) to 5.00 percent, the first of three identical rate hikes in 1999. Tighter spreads in all sectors (the spread is the difference between the yield of a bond and a Treasury security of similar duration) could not overcome the negative impact of higher U.S. Treasury yields. Even though the spreads tightened, which usually drives bond prices higher, the depressed prices of similar duration Treasuries dragged down prices of all fixed-income securities. This contributed to the negative performance of both the benchmark and the fund.


8   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

                                                                  BOND PLUS FUND

TOP FIVE MARKET SECTORS

                              6/30/99   12/31/99

Mortgage-backed securities*     43%        46%
-------------------------------------------------
Corporate bonds                 27         27
-------------------------------------------------
U.S. government securities      26         23
-------------------------------------------------
Yankees**                        2          3
-------------------------------------------------
Money market instruments         2          1
-------------------------------------------------

* INCLUDES GOVERNMENT-BACKED AND PRIVATE-LABEL SECURITIES AND ASSET-BACKED SECURITIES

** FOREIGN GOVERNMENT AND CORPORATE BONDS DENOMINATED IN U.S. DOLLARS


RISK CHARACTERISTICS: BOND PLUS VS. BENCHMARK AS OF 12/31/99

Measure*                  Average Life               Option-Adjusted Duration
                      (IN YEARS) 12/31/99               (IN YEARS) 12/31/99

Bond PLUS                   9.22                                4.89

Lehman Brothers
Aggregate Bond Index        8.66                                4.86
-------------------------------------------------------------------------------

* AS CALCULATED USING AN ANALYTICAL MODEL DEVELOPED BY BARRA, A WIDELY RECOGNIZED INVESTMENT RESEARCH FIRM THAT CREATED THE FIRST MULTIPLE-FACTOR BOND RISK MODEL.




$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

               Lipper Intermediate     Lehman Brothers
                 Investment Grade       Aggregate Bond
                    Debt Index              Index            Bond PLUS Fund
               -------------------     ---------------       --------------

                      $10,000              $10,000               $10,000
         Sep-97        10,144               10,147                10,143
                       10,266               10,295                10,286
                       10,295               10,342                10,345
         Dec-97        10,389               10,446                10,451
                       10,527               10,580                10,591
                       10,513               10,571                10,575
         Mar-98        10,552               10,607                10,627
                       10,601               10,662                10,687
                       10,697               10,764                10,781
         Jun-98        10,782               10,855                10,883
                       10,804               10,878                10,914
                       10,950               11,055                11,114
         Sep-98        11,195               11,314                11,369
                       11,104               11,254                11,301
                       11,160               11,318                11,328
         Dec-98        11,208               11,352                11,385
                       11,277               11,433                11,446
                       11,077               11,233                11,250
         Mar-99        11,164               11,294                11,324
                       11,202               11,331                11,365
                       11,088               11,231                11,250
         Jun-99        11,050               11,195                11,191
                       11,012               11,147                11,141
                       10,999               11,142                11,139
         Sep-99        11,120               11,271                11,273
                       11,137               11,312                11,317
                       11,151               11,312                11,315
         Dec-99        11,099               11,257                11,270


PERFORMANCE AT A GLANCE AS OF 12/31/99

                           AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES
                            RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)         EXPENSE    NET ASSETS
                           1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)    RATIO     IN MILLIONS

BOND PLUS FUND               -1.01%      5.26%           -1.01%      12.70%          0.30%3       $204.35

Lehman Brothers Aggregate
Bond Index                   -0.82       5.22            -0.82       12.60             --           --

Lipper Intermediate
Investment Grade Debt
Index                        -0.98       4.57            -0.98       10.98             --           --

1 PAST  PERFORMANCE  SHOULDN'T  BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES
  OF RETURN FROM THE BOND Plus FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2 INCEPTION DATE OF THE BOND Plus FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S  MANAGEMENT FEE.
  THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.


                                 1999 ANNUAL REPORT   TIAA-CREF Mutual Funds   9

GROWTH & INCOME
              FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

> Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

> Active portion (47 percent as of 12/31/99) buys stocks when perceived to be priced fairly or at a discount to growth potential and asset values.

>  Occasionally acquires stocks of foreign-based companies not in the benchmark.


PERFORMANCE IN 1999

At year-end  1999,  the Growth & Income  Fund posted a return of 24.46  percent,
3.42 percentage points over the S&P 500 Index return of 21.04 percent. The fund held a wide 12.60 percentage point lead over its peer competition, the Lipper Growth & Income Fund Index, which reported a return of 11.86 percent.

Reflecting the market's overall trends, the fund's technology holdings significantly contributed to its strong returns. Wireless communications companies such as Omnipoint and Nokia performed very well. Other technology stocks that contributed to the fund's strength were Oracle, EMC, and Compaq. Telecommunications equipment industry leaders Lucent and Cisco also delivered solid performance. Recent fund acquisitions of IPOs have contributed to returns but may not contribute to future returns.

Our disappointments happened mainly in insurance stocks. Specifically, Capital Re, Allstate, and XL Capital underperformed. Other laggards included Xerox, Republic Waste, and Office Depot, which experienced major earnings shortfalls and looks uncertain for the longer term. We significantly reduced our positions in Xerox and eliminated our holdings in Republic Waste and Office Depot. Two other stocks, Tyco and Cardinal Health, suffered from issues unrelated to their normal business operations. While these stocks continued to show strong operating results, their stock performance suffered as a result of negative investor perception. However, we were still convinced of their superior long-term fundamentals and continued to hold significant positions in both companies.

At year-end, we were overweight in technology, health care, telecommunications, and basic industries. We have underweight positions in the following sectors: financial services, consumer goods, and producer durables.


10   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

                                                            GROWTH & INCOME FUND


TEN LARGEST HOLDINGS AS OF 12/31/99

COMPANY                  SHARES     MARKET VALUE (000)

Microsoft Corp             208,155       $24,302
-------------------------------------------------------
General Electric Co        136,025        21,050
-------------------------------------------------------
Cisco Systems, Inc         151,643        16,245
-------------------------------------------------------
Exxon Mobil Corp           179,342        14,448
-------------------------------------------------------
Wal-Mart Stores, Inc       203,843        14,091
-------------------------------------------------------
Intel Corp                 130,934        10,778
-------------------------------------------------------
Oracle Corp                 94,084        10,543
-------------------------------------------------------
Lucent Technologies, Inc   130,223         9,742
-------------------------------------------------------
Citigroup, Inc             166,697         9,262
-------------------------------------------------------
AT & T Corp                182,303         9,252
-------------------------------------------------------


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                  Lipper
             Growth & Income        S&P 500       Growth & Income
                Fund Index           Index              Fund
             ---------------        -------       ---------------
                 $10,000            $10,000           $10,000
   Sep-97         10,505             10,548            10,542
                  10,156             10,195            10,207
                  10,440             10,667            10,667
   Dec-97         10,616             10,851            10,837
                  10,636             10,971            10,952
                  11,303             11,762            11,708
   Mar-98         11,826             12,365            12,430
                  11,890             12,490            12,651
                  11,708             12,275            12,451
   Jun-98         11,849             12,773            12,917
                  11,559             12,636            12,854
                   9,926             10,809            10,934
   Sep-98         10,372             11,502            11,499
                  11,125             12,437            12,482
                  11,661             13,191            13,296
   Dec-98         12,058             13,951            14,143
                  12,171             14,534            14,822
                  11,902             14,082            14,313
   Mar-99         12,313             14,645            15,016
                  13,111             15,212            15,686
                  12,921             14,853            15,271
   Jun-99         13,456             15,677            16,248
                  13,070             15,188            15,769
                  12,781             15,113            15,471
   Sep-99         12,379             14,698            15,100
                  12,909             15,628            16,029
                  13,023             15,946            16,466
   Dec-99         13,489             16,885            17,602



PERFORMANCE AT A GLANCE AS OF 12/31/99

                           AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES
                           RATES OF TOTAL RETURN(1)         OF TOTAL RETURN(1)        EXPENSE     NET ASSETS
                           1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)     RATIO      IN MILLIONS
Growth & Income Fund         24.46%    27.45%          24.46%       76.04%             0.43%3         $541.72

S&P 500 Index                21.04     25.20           21.04        68.87               --               --

Lipper Growth & Income
Fund Index                   11.86     13.66           11.86        34.77               --               --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH & INCOME FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE GROWTH & INCOME FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.

                                1999 ANNUAL REPORT   TIAA-CREF Mutual Funds   11

GROWTH EQUITY
            FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

> Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

> Actively managed part of the fund (54 percent as of 12/31/99) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

>  Actively   selects   international   stocks   outside  of  the  benchmark  as
   opportunities arise.

PERFORMANCE IN 1999

At year-end 1999, the Growth Equity Fund posted a return of 33.00 percent, which was 0.82 percentage points behind the Russell 3000(R) Growth Index, but 5.04 percent ahead of the competition, as measured by the Lipper Growth Fund Index, which posted a 27.96 percent return.

The fund's performance gained from the run-up in technology stocks. Investors' love affair with technology stocks seemed to grow more intense as fears of a Y2K economic slowdown receded.

It also spread from simple dot.com stocks to Internet infrastructure companies, then to business-to-business software companies, and finally to wireless telecommunications stocks. The technology-heavy Nasdaq Composite Index recorded the largest one-year gain of any U.S. market index in history.

Our overweight positions in technology stocks included holdings in Internet infrastructure companies, semiconductor manufacturing companies, and computer-related companies. Oracle, which represented one of our major holdings in the fund, performed extremely well. Recent fund acquisitions of IPOs have contributed to returns but may not contribute to future returns. We continue to be overweighted in advertising through our positions in radio broadcasters and advertising agencies. These both represent consolidation stories which benefited the fund because of the need for companies to create brand awareness by Internet participants, as well as traditional bricks-and-mortar companies defending their franchises.

Health care and pharmaceutical stocks exhibited weakness during the year. We were underweight in the major pharmaceutical stocks, reflecting our concerns regarding upcoming patent expirations and a lack of inspiring products in development, as well as the generally unfavorable political environment in the upcoming election year. At year-end, we were underweighted in consumer staples because these stocks seem overpriced for usually mediocre fundamentals. For example, we benefited from not owning Coca-Cola.


12   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

                                                             GROWTH EQUITY FUND

TEN LARGEST HOLDINGS AS OF 12/31/99

COMPANY                      SHARES      MARKET VALUE (000)
-----------------------------------------------------------------
Microsoft Corp               340,890          $39,799
-----------------------------------------------------------------
General Electric Co          227,487           35,204
-----------------------------------------------------------------
Cisco Systems, Inc           276,154           29,583
-----------------------------------------------------------------
Intel Corp                   318,658           26,230
-----------------------------------------------------------------
Oracle Corp                  207,992           23,308
-----------------------------------------------------------------
Lucent Technologies, Inc     269,853           20,188
-----------------------------------------------------------------
Tyco International Ltd       436,206           16,958
-----------------------------------------------------------------
EMC Corp                     143,948           15,726
-----------------------------------------------------------------
America Online, Inc          178,200           13,443
-----------------------------------------------------------------
Merck & Co, Inc              177,079           11,875
 -----------------------------------------------------------------


$10,000 OVER LIFE OF FUND

[LINE CHART OMITTED]

              Lipper Growth      Russell 3000(R)   Growth Equity
                Fund Index        Growth Index          Fund
              -------------      ---------------   -------------
                 $10,000             $10,000          $10,000
   Sep-97         10,572              10,524           10,535
                  10,231              10,109           10,189
                  10,466              10,469           10,640
   Dec-97         10,643              10,575           10,819
                  10,714              10,847           11,097
                  11,469              11,675           11,899
   Mar-98         11,960              12,144           12,434
                  12,088              12,303           12,658
                  11,791              11,903           12,327
   Jun-98         12,300              12,578           13,064
                  12,170              12,409           12,883
                  10,215              10,465           10,638
   Sep-98         10,897              11,288           11,461
                  11,651              12,171           12,402
                  12,345              13,098           13,300
   Dec-98         13,377              14,280           14,711
                  13,948              15,104           15,606
                  13,473              14,364           14,905
   Mar-99         14,057              15,104           15,520
                  14,414              15,214           15,649
                  14,133              14,783           15,390
   Jun-99         14,969              15,799           16,522
                  14,599              15,297           15,951
                  14,434              15,488           16,102
   Sep-99         14,193              15,204           15,929
                  15,067              16,300           16,673
                  15,704              17,235           17,643
   Dec-99         17,118              19,112           19,566



PERFORMANCE AT A GLANCE AS OF 12/31/99

                           AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                           RATES OF TOTAL RETURN(1)       OF TOTAL RETURN(1)       EXPENSE    NET ASSETS
                          1 YEAR  SINCE INCEPTION(2)  1 YEAR  SINCE INCEPTION(2)    RATIO     IN MILLIONS
  GROWTH EQUITY FUND         33.00%      33.36%        33.00%      95.66%           0.45%3      $696.27

  Russell 3000(R)
  Growth Index               33.82       32.01         33.82       91.08              --            --

  Lipper Growth Fund Index   27.96       25.94         27.96       71.16              --            --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE GROWTH EQUITY FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.

4 RUSSELL 3000(R) GROWTH INDEX (RUSSELL 3000 IS A TRADEMARK AND A SERVICE MARK OF THE FRANK RUSSELL COMPANY).

                                1999 ANNUAL REPORT   TIAA-CREF Mutual Funds   13

INTERNATIONAL EQUITY
                   FUND


INVESTMENT OBJECTIVE

The TIAA-CREF International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.

PORTFOLIO PROFILE

> Employs TIAA-CREF's Dual Investment Management StrategySM to achieve returns on international equities.

> Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

>  Actively   managed  (75  percent  as  of  12/31/99)   part  is  comprised  of
   international stocks of companies we believe have strong management and excellent prospects for growth.

PERFORMANCE IN 1999

At year-end 1999, the International Equity Fund posted a return of 55.83 percent, beating its benchmark, the MS-EAFE Index, by a wide margin of 28.86 percentage points and soundly leading its competition, the Lipper International Fund Index, by 18.00 percentage points.

Markets around the world saw investors focus on telecommunications stocks. We capitalized on the run-up in this sector through several fixed and wireless network operators. The Italian start-up Tiscali, a long-distance operator, performed very strongly as it shifted from a purely Italian-based operator to a more pan-European operator, after it purchased two French telecommunications companies.

We benefitted from investor recognition that wireless services will continue to play a larger role in everyday communications. Attention was directed not only to the service providers such as Vodafone, but even more to those companies that provide the equipment and components necessary to enable these services. For example, both the Singapore-based company Chartered Semiconductor and ST Microelectronics, a French-based company, outperformed the fund's benchmark. Recent fund acquisitions of IPOs have contributed to returns but may not contribute to future returns.

As Internet usage grows in Europe and Asia, demand for software also grows. The Australian-based software company Solution 6 performed particularly well throughout the year. It is a leading provider of software to the accounting and tax industries and uses the Internet to deliver software services.

Not all of our stocks were winners in 1999. Railtrack, the British-based rail infrastructure operator, performed poorly in 1999, which dampened sentiment around the entire rail industry late in the year. We sold the entire holding.


14   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

                                                      INTERNATIONAL EQUITY FUND

TEN LARGEST HOLDINGS AS OF 12/31/99

COMPANY                       COUNTRY            SHARES        MARKET
                                                            VALUE (000)

Nokia OYJ                     Finland            49,200        $8,921
---------------------------------------------------------------------------
Tiscali S.P.A.                Italy              18,675         7,581
---------------------------------------------------------------------------
Mannesmann AG. (Regd)         Germany            28,968         6,989
---------------------------------------------------------------------------
Ericsson Telefon (LM)
AB Series B                   Sweden             97,851         6,297
---------------------------------------------------------------------------
Solution 6 Holdings Ltd       Australia         542,000         5,886
---------------------------------------------------------------------------
Colt Telecom Group PLC        United Kindgom    113,700         5,818
---------------------------------------------------------------------------
Murata Manufacturing Co Ltd   Japan              24,628         5,782
---------------------------------------------------------------------------
Chartered Semiconductor
 Manufacturing Ltd ADR        Singapore          75,300         5,497
---------------------------------------------------------------------------
ST Microelectronics NV        Netherlands        35,300         5,433
---------------------------------------------------------------------------
China Telecom Ltd ADR
 (Hong Kong)                  Hong Kong          39,150         5,033
---------------------------------------------------------------------------


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                 Lipper
             International    Morgan Stanley   International
               Fund Index       EAFE Index      Equity Fund
             -------------    --------------   -------------
                $10,000           $10,000         $10,000
   Sep-97        10,642            10,560          10,570
                  9,834             9,748           9,759
                  9,753             9,649           9,682
   Dec-97         9,830             9,733           9,770
                 10,068            10,178          10,186
                 10,712            10,831          10,767
   Mar-98        11,294            11,165          11,194
                 11,467            11,253          11,292
                 11,490            11,198          11,303
   Jun-98        11,390            11,284          11,391
                 11,565            11,397          11,479
                  9,901             9,985           9,967
   Sep-98         9,593             9,679           9,562
                 10,298            10,687          10,394
                 10,814            11,235          11,095
   Dec-98        11,080            11,677          11,652
                 11,148            11,643          11,973
                 10,861            11,365          11,741
   Mar-99        11,223            11,840          12,017
                 11,746            12,319          12,349
                 11,309            11,685          11,741
   Jun-99        11,845            12,140          12,305
                 12,109            12,501          12,990
                 12,205            12,547          13,056
   Sep-99        12,244            12,673          13,289
                 12,671            13,148          13,863
                 13,600            13,605          15,610
   Dec-99        15,271            14,826          18,158



PERFORMANCE AT A GLANCE AS OF 12/31/99

                              AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES
                              RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)       EXPENSE    NET ASSETS
                             1 YEAR   SINCE INCEPTION(2)    1 YEAR  SINCE INCEPTION(2)    RATIO     IN MILLIONS
  INTERNATIONAL EQUITY FUND  55.83%       29.16%            55.83%       81.58%           0.49%(3)    $255.82

  Morgan Stanley EAFE Index  26.97        18.41             26.97        48.29              --           --

  Lipper International
    Fund Index               37.83        19.89             37.83        52.61              --           --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE INTERNATIONAL EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE INTERNATIONAL EQUITY FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.


                                1999 ANNUAL REPORT   TIAA-CREF Mutual Funds   15

MANAGED ALLOCATION
                 FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Managed Allocation Fund seeks a favorable total rate of return primarily through investments in several of the other TIAA-CREF Mutual Funds that pursue capital appreciation and current income.

PORTFOLIO PROFILE

> Allocation mixture of 60 percent equities and 40 percent fixed income may shift up or down by up to 15 percentage points, based on the relative values of each sector.

> Equity portion consists of a changing mixture of three equity funds, the International, Growth Equity, and Growth & Income Funds.

> Fixed-income portion is invested mostly in the Bond PLUS Fund, with occasional investments in the Money Market Fund.

PERFORMANCE IN 1999

At year-end 1999, the Managed Allocation Fund, a fund composed of other TIAA-CREF Mutual Funds, returned 19.20 percent, finishing the year 6.19 percentage points ahead of the 13.01 percent return of its benchmark, the Managed Allocation Composite Index.

The fund finished the year 10.22 percent ahead of its competition, represented by the Lipper Balanced Fund Index, which posted an 8.98 percent return. Toward the end of the year, as bonds slumped and international stocks gained, we made allocation changes that slightly decreased the fixed-income component of the fund and significantly increased its international component. In October, we increased the International Equity component by 25 percent with funds from the Growth Equity and Growth & Income components to take advantage of the rising gains in international markets. Later in the year, in December, we increased the International Equity component by 5.11 percent.


16   TIAA-CREF Mutual Funds   1999 ANNUAL REPORT

                                                         MANAGED ALLOCATION FUND

ASSET ALLOCATION AS OF 12/31/99

[PIE CHART OMITTED]

Money Market Fund              1%
Bond PLUS Fund                37%
Growth Equity Fund            23%
Growth & Income Fund          22%
International Equity Fund     17%


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                                   Managed Allocation
                                    Composite Index
                                     (48% S&P 500,
                                  40% Lehman Brothers
               Lipper            Aggregate Bond Index,         Managed
              Balanced             12% Morgan Stanley        Allocation
             Fund Index               EAFE Index)                Fund
             ----------          --------------------        ----------
              $10,000                   $10,000                $10,000
   Sep-97      10,399                    10,388                 10,375
               10,210                    10,235                 10,178
               10,397                    10,537                 10,396
   Dec-97      10,550                    10,689                 10,539
               10,624                    10,859                 10,728
               11,046                    11,315                 11,139
   Mar-98      11,384                    11,651                 11,499
               11,463                    11,743                 11,637
               11,347                    11,684                 11,563
   Jun-98      11,552                    11,963                 11,882
               11,417                    11,927                 11,861
               10,433                    10,999                 10,839
   Sep-98      10,884                    11,399                 11,207
               11,291                    11,962                 11,721
               11,704                    12,411                 12,203
   Dec-98      12,136                    12,828                 12,777
               12,330                    13,117                 13,178
               12,034                    12,793                 12,799
   Mar-99      12,331                    13,131                 13,164
               12,736                    13,455                 13,382
               12,540                    13,172                 13,120
   Jun-99      12,886                    13,568                 13,585
               12,645                    13,390                 13,443
               12,512                    13,362                 13,421
   Sep-99      12,352                    13,264                 13,409
               12,710                    13,746                 13,829
               12,848                    13,937                 14,336
   Dec-99      13,228                    14,454                 15,231



PERFORMANCE AT A GLANCE AS OF 12/31/99

                            AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES
                            RATES OF TOTAL RETURN(1)        OF TOTAL RETURN(1)         EXPENSE    NET ASSETS
                           1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)      RATIO     IN MILLIONS

  Managed Allocation Fund  19.20%         19.78%        19.20%        52.30%              0%(3)     $244.37

  Managed Allocation
   Composite Index(4)      13.01          16.89         13.01         43.89              --              --

  Lipper Balanced Fund
   Index                    8.98          12.82          8.98         32.45              --              --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MANAGED ALLOCATION FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE MANAGED ALLOCATION FUND WAS 9/2/97.

3 THE MANAGED ALLOCATION FUND OPERATES AT A ZERO EXPENSE RATIO BECAUSE THE FUND ADVISOR DOESN'T RECEIVE A MANAGEMENT FEE FOR ITS SERVICES TO THE FUND AND HAS AGREED TO BE RESPONSIBLE FOR PROVIDING THE SERVICES REASONABLY NECESSARY FOR THE ORDINARY OPERATIONS OF THE FUND. SHAREHOLDERS INDIRECTLY BEAR THEIR PRO RATA SHARE OF THE FEES AND EXPENSES OF THE FUNDS IN WHICH THE MANAGED ALLOCATION FUND INVESTS. WITH A TYPICAL ASSET MIX FOR THE MANAGED ALLOCATION FUND--24% GROWTH EQUITY FUND, 24% GROWTH & INCOME FUND, 12% INTERNATIONAL EQUITY FUND, AND 40% BOND Plus FUND--THE EXPENSE RATIO WOULD BE 0.39%.

4 COMPOSITE INDEX: 48%, S&P 500 INDEX; 40%, LEHMAN BROTHERS AGGREGATE BOND INDEX; 12%, MORGAN STANLEY EAFE INDEX.


                                    1999 Annual Report TIAA-CREF Mutual Funds 17

TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS          MONEY MARKET FUND
                                  DECEMBER 31, 1999          SUMMARY BY INDUSTRY

-----------------------------------------------------------
                                          VALUE        %
-----------------------------------------------------------
SHORT TERM INVESTMENTS
BANK NOTES                          $  15,499,239    3.92%
CERTIFICATES OF DEPOSIT                18,802,394    4.76
COMMERCIAL PAPER                      290,733,920   73.61
CORPORATE BONDS                         7,060,880    1.79
MEDIUM TERM BONDS                      19,833,646    5.02
U.S. GOVERNMENT AND AGENCIES           18,960,499    4.80
VARIABLE RATE NOTES                    24,997,319    6.33
                                    -------------   -----
TOTAL SHORT TERM INVESTMENTS
(COST $395,887,897)                   395,887,897  100.23
                                    -------------   -----
TOTAL PORTFOLIO
  (COST $395,887,897)                 395,887,897  100.23
OTHER ASSETS & LIABILITIES, NET          (922,937)  (0.23)
                                    -------------  ------
NET ASSETS                          $ 394,964,960  100.00%
                                    =============  ======


TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS          MONEY MARKET FUND
                                  DECEMBER 31, 1999

--------------------------------------------------------------------------------
 PRINCIPAL                                     VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--100.23%

BANK NOTES--3.92%
            BANK OF AMERICA
$5,000,000  5.950%, 02/04/00               $ 5,000,000
            HUNTINGTON NATIONAL BANK
 2,000,000  5.660%, 07/06/00                 1,999,607
            PNC BANK NA
 2,000,000  5.040%, 02/16/00                 1,999,903
            SOUTHTRUST Bank NA

 1,500,000  5.160%, 03/27/00                 1,499,864
            WACHOVIA BANK,
             NATIONAL ASSOCIATION
 5,000,000  4.900%, 01/10/00                 4,999,865
                                           -----------
                                            15,499,239
                                           -----------

CERTIFICATES OF DEPOSIT--4.76%
            CANADIAN IMPERIAL BANK OF
              COMMERCE
 3,000,000    6.475%, 01/24/00               3,002,663
 2,000,000    5.200%, 02/29/00               1,999,907
            DRESDNER BANK
 6,800,000    6.280%, 01/04/00               6,800,000
            NATIONAL WESTMINSTER BANK
              (NEW YORK)
$2,000,000    5.175%, 03/15/00             $ 1,999,824
            WESTDEUTSCHE LANDESBANK
 5,000,000    5.980%, 03/01/00               5,000,000
                                           -----------
                                            18,802,394
                                           -----------

COMMERCIAL PAPER--73.61%
            ABBOTT LABORATORIES
 2,000,000    5.670%, 01/06/00               1,998,425
            AMERICAN TELEPHONE &
              TELEGRAPH CO
 1,475,000    5.900%, 01/12/00               1,472,341
   500,000    6.280%, 01/28/00                 497,645
            ANHEUSER-BUSCH CO
 6,000,000   6.120%, 02/11/00               5,958,180
            ASSET SECURITIZATION COOP CORP
 2,550,000   5.800%, 01/19/00               2,542,605
10,000,000   5.900%, 01/26/00               9,959,028
            BEAR STEARNS CO, INC
 5,000,000   6.000%, 01/19/00               4,985,000
 6,530,000   5.950%, 02/17/00               6,479,275
 1,910,000   5.990%, 03/10/00               1,888,072


18    1999 ANNUAL REPORT       SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL                                     VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--(Continued)
            BELL ATLANTIC FINANCIAL
             SERVICES, INC
$6,800,000  ~5.820%, 01/20/00              $6,779,113
            BELLSOUTH CAPITAL FUNDING
             CORP
 7,050,000  ~5.860%, 02/24/00               6,988,031
            BELLSOUTH TELECOMMUNICATIONS,
             INC
 3,000,000  ~5.770%, 02/25/00               2,973,554
            BETA FINANCE, INC
 3,000,000  ~5.850%, 01/18/00               2,991,713
 1,000,000  ~5.970%, 02/11/00                 993,201
            CAMPBELL SOUP CO
 2,000,000  ~4.840%, 01/31/00               1,991,933
            CANADIAN WHEAT BOARD
   540,000  ~5.720%, 03/17/00                533,479
            CIT GROUP HOLDINGS, INC
 5,000,000  ~5.820%, 01/07/00              4,995,150
            COCA COLA CO
   500,000  ~5.850%, 01/24/00                 498,131
 5,000,000  ~5.800%, 02/18/00               4,961,333
 5,000,000  ~5.980%, 03/03/00               4,948,506
            CORPORATE ASSET FUNDING CORP,
             INC
 1,500,000   6.020%, 01/21/00               1,494,983
 3,344,000   6.070%, 01/21/00               3,332,723
 5,000,000   5.900%, 01/27/00               4,978,694
 3,000,000   5.880%, 02/11/00               2,979,910
            DAIMLERCHRYSLER NORTH
              AMERICA HOLDINGS
 6,100,000    5.950%, 01/18/00              6,082,860
 2,000,000    5.900%, 04/14/00              1,965,911
            DAYTON POWER & LIGHT CO
 2,240,000    5.950%, 03/07/00              2,215,565
            DELAWARE FUNDING CORP
 3,000,000   5.850%, 01/20/00               2,990,738
 2,483,000   5.880%, 01/28/00               2,472,050
 2,000,000   5.920%, 01/28/00               1,991,120
            ENTERPRISE FUNDING CORP
 4,000,000   5.930%, 01/20/00               3,987,481
 2,000,000   6.030%, 01/25/00               1,991,960
 2,500,000   5.870%, 02/04/00               2,486,140
 6,200,000   6.020%, 03/10/00               6,128,462
            EQUILON ENTERPRISES LLC
 1,475,000    5.750%, 02/10/00              1,465,576
 5,000,000    5.930%, 02/23/00              4,956,349
            FORD MOTOR CREDIT CO
 2,000,000    5.800%, 01/04/00              1,999,033
$3,354,000    6.360%, 01/19/00             $3,343,334
 2,225,000    5.680%, 01/26/00              2,216,224
 3,350,000    5.500%, 02/22/00              3,323,386
            GENERAL ELECTRIC CAPITAL CORP
 2,100,000    6.330%, 01/14/00              2,095,200
   300,000    6.000%, 01/20/00                299,050
 1,000,000    6.000%, 01/21/00                996,667
 5,000,000    5.700%, 02/15/00              4,964,375
 1,000,000    5.930%, 02/22/00                991,434
 4,500,000    5.930%, 02/28/00              4,457,008
   500,000    6.050%, 03/15/00                493,782
            GENERAL MOTORS ACCEPTANCE CORP
 3,875,000    5.990%, 01/25/00              3,859,526
   500,000    5.960%, 02/11/00                496,606
            GEORGIA POWER CO
 5,000,000    5.900%, 02/10/00              4,967,222
            GOLDMAN SACHS GROUP LP
 3,625,000    6.150%, 02/22/00              3,592,798
 6,170,000    6.125%, 03/21/00              6,086,019
            GTE FUNDING, INC
 4,000,000    6.020%, 03/08/00              3,955,184
            J.P. MORGAN & CO
 6,675,000    6.040%, 02/02/00              6,639,163
 4,675,000    5.960%, 03/20/00              4,613,856
            JOHNSON & JOHNSON CO
 5,150,000  ~5.750%, 05/26/00               5,029,905
   425,000  ~5.700%, 06/30/00                 412,820
            LUCENT TECHNOLOGIES, INC
 5,000,000    5.950%, 03/31/00              4,925,625
            MERRILL LYNCH & CO, INC
 4,800,000    5.990%, 02/08/00              4,769,651
            MORGAN STANLEY DEAN WITTER
 5,000,000    6.060%, 01/11/00              4,991,583
 3,000,000    6.100%, 01/13/00              2,993,900
            MOTIVA ENTERPRISES LLC
 2,490,000    5.810%, 01/12/00              2,485,580
 3,678,000    5.960%, 01/13/00              3,670,693
            NATIONAL RURAL UTILITIES
             COOP FINANCE
 6,000,000  ~5.790%, 02/14/00               5,957,540
 2,425,000  ~5.860%, 03/09/00               2,398,158
            NORDSTROM CREDIT, INC
 3,275,000  5.800%, 02/07/00                 3,255,477


SEE NOTES TO FINANCIAL STATEMENTS        1999 ANNUAL REPORT   19

TIAA-CREF Mutual Funds                                         MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL                                     VALUE
--------------------------------------------------------------------------------



COMMERCIAL PAPER--(Continued)
            PACCAR FINANCIAL CORP
$   450,000   6.500%, 01/05/00               $ 449,675
 4,000,000    5.880%, 02/03/00               3,978,440
 5,975,000    5.770%, 02/10/00               5,936,694
 2,000,000    5.800%, 02/10/00               1,987,111
            PARK AVENUE RECEIVABLES CORP
   540,000   6.650%, 01/10/00                 539,102
 3,000,000   6.250%, 01/19/00               2,990,625
   302,000   6.650%, 01/19/00                 300,996
 2,810,000   6.650%, 01/20/00               2,800,138
 3,000,000   5.930%, 01/21/00               2,990,117
   506,000   6.060%, 01/27/00                 503,785
 1,340,000   6.000%, 02/02/00               1,332,853
 2,790,000   5.890%, 02/11/00               2,771,284
            PFIZER, INC
   800,000   5.950%, 01/25/00                 796,827
            PROCTOR & GAMBLE CO
 4,000,000   5.850%, 02/07/00               3,975,950
            RECEIVABLES CAPITAL CORP
 2,000,000   5.940%, 01/24/00               1,992,410
 4,003,000   6.050%, 01/24/00               3,987,527
 2,700,000   6.170%, 01/27/00               2,687,969
 2,000,000   6.050%, 01/28/00               1,990,925
 4,000,000   5.910%, 02/09/00               3,974,390
            SALOMON SMITH BARNEY
              HOLDINGS, INC
 4,700,000    5.920%, 02/01/00              4,676,040
            SBC COMMUNICATIONS, INC
 1,100,000   5.750%, 03/17/00               1,086,647
            SCHERING CORP
 1,675,000    6.500%, 01/14/00              1,671,068
            VIRGINIA ELECTRIC & POWER CO
 9,125,000    6.080%, 01/31/00              9,078,767
            WAL-MART STORES, INC
 2,000,000   6.550%, 01/05/00               1,998,544
                                       --------------
                                          290,733,920
                                       --------------

CORPORATE BONDS--1.79%
            AMERICAN EXPRESS CREDIT CORP
   250,000    6.125%, 06/15/00                250,300
            ASSOCIATEs CORP OF NORTH AMERICA
 1,150,000    6.000%, 03/15/00              1,149,818
            COMMERCIAL CREDIT CO
 1,375,000    6.000%, 04/15/00              1,374,528

            INTERNATIONAL BUSINESS MACHINES
              CORP
$4,280,000    6.375%, 06/15/00             $4,286,234
                                       --------------
                                            7,060,880
                                       --------------

MEDIUM TERM BONDS--5.02%
            ALABAMA POWER CO
 3,950,000    6.000%, 03/01/00              3,951,045
            ASSOCIATES CORP OF NORTH AMERICA
   300,000    7.400%, 03/31/00                300,833
            CIT GROUP HOLDINGS, INC
 5,000,000    5.625%, 01/18/00              5,001,284
            Commercial Credit Co

   300,000    6.125%, 03/01/00                300,088
            FORD MOTOR CREDIT CO
   455,000    6.375%, 10/06/00                454,970
   806,000    6.250%, 11/08/00                805,266
            GENERAL MOTORS ACCEPTANCE CORP
 1,000,000    6.250%, 01/06/00                999,997
 2,500,000    7.375%, 06/22/00              2,515,574
            INTERNATIONAL BUSINESS
              MACHINES CREDIT CORP
 2,000,000    5.860%, 09/01/00              1,997,989
            NATIONAL RURAL UTILITIES
              COOP FINANCE
 2,500,000    5.810%, 07/13/00              2,500,573
            PEPSICO, INC
 1,000,000    6.800%, 05/15/00              1,006,027
                                       --------------
                                           19,833,646
                                       --------------

U.S. GOVERNMENT AND AGENCIES--4.80%
            FEDERAL HOME LOAN BANK (FHLB)
 2,000,000    5.180%, 01/05/00              1,998,849
 2,200,000    5.570%, 01/28/00              2,190,809
 1,215,000    4.780%, 01/31/00              1,210,160
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
 2,000,000    5.460%, 01/03/00              1,999,393
 1,005,000    5.520%, 01/12/00              1,003,305
 3,000,000    5.550%, 01/14/00              2,993,988
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 5,650,000    5.670%, 04/06/00              5,564,572
 2,000,000    5.050%, 05/12/00              1,999,423
                                       --------------
                                           18,960,499
                                       --------------

20  1999 ANNUAL REPORT       SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        MONEY MARKET FUND

--------------------------------------------------------------------------------
 PRINCIPAL                                     VALUE
--------------------------------------------------------------------------------

VARIABLE RATE NOTES--6.33%
            AMERICAN EXPRESS CENTURION BANK
$5,000,000    5.700%, 02/14/00             $ 4,999,942
 5,000,000    6.420%, 04/17/00               4,999,729
 2,000,000    5.710%, 06/01/00               2,000,000
            FLEET NATIONAL BANK
 3,000,000    5.040%, 04/17/00               2,999,656
            GENERAL MOTORS ACCEPTANCE CORP
 1,000,000    6.452%, 03/02/00               1,000,000

            KEY BANK
$4,000,000    5.700%, 07/14/00         $     3,998,958
            SOUTHTRUST
 5,000,000    5.640%, 04/12/00               4,999,034
                                        --------------
                                            24,997,319
                                        --------------

            TOTAL SHORT TERM INVESTMENTS
              (COST $395,887,897)          395,887,897
                                        --------------

            TOTAL PORTFOLIO
              (COST $395,887,897)         $395,887,897
                                        --------------



-----------------
  COMMERCIAL PAPER ISSUED UNDER THE PRIVATE  PLACEMENT  EXEMPTION UNDER SECTION
   4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

   THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.






TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS                BOND PLUS FUND
                             DECEMBER 31, 1999               SUMMARY BY INDUSTRY



--------------------------------------------------------------------------------
                                       VALUE       %
--------------------------------------------------------------------------------

BONDS
CORPORATE BONDS
ASSET BACKED                       $ 8,686,197   4.25%
BUSINESS SERVICES                    1,926,180   0.94
CHEMICALS AND ALLIED PRODUCTS        2,969,670   1.45
COMMUNICATIONS                       7,992,840   3.91
DEPOSITORY INSTITUTIONS              4,719,060   2.31
ELECTRIC, GAS, AND SANITARY SERVICES 6,172,365   3.02
FOOD AND KINDRED PRODUCTS            1,959,680   0.96
INDUSTRIAL MACHINERY AND EQUIPMENT   1,952,420   0.96
NONDEPOSITORY INSTITUTIONS           9,215,335   4.51
OTHER MORTGAGE BACKED SECURITIES     2,779,120   1.36
PETROLEUM AND COAL PRODUCTS          3,345,020   1.64
PRINTING AND PUBLISHING              6,549,235   3.20
RAILROAD TRANSPORTATION              1,387,274   0.68
SECURITY AND COMMODITY BROKERS       4,849,340   2.37
TRANSPORTATION EQUIPMENT             2,917,200   1.43
                                  ------------  -----
 TOTAL CORPORATE BONDS
  (COST $70,265,078)                67,420,936  32.99
                                  ------------  -----


GOVERNMENT BONDS
AGENCY SECURITIES                 $ 29,137,474  14.26%
FOREIGN GOVERNMENT BONDS             3,909,820   1.91
MORTGAGE BACKED SECURITIES          79,963,262  39.13
OTHER MORTGAGE BACKED SECURITIES     1,915,000   0.94
U.S. TREASURY SECURITIES            18,085,773   8.85
                                  ------------  -----

TOTAL GOVERNMENT BONDS
  (COST $135,661,647)              133,011,329  65.09
                                  ------------  -----

TOTAL BONDS
  (COST $205,926,725)              200,432,265  98.08
                                  ------------  -----

SHORT TERM INVESTMENTS
COMMERCIAL PAPER                    33,611,025  16.45
U.S. GOVERNMENT AND AGENCIES         5,068,021   2.48
                                  ------------  -----

TOTAL SHORT TERM INVESTMENTS
  (COST $38,679,046)                38,679,046  18.93
                                  ------------  -----

TOTAL PORTFOLIO
  (COST $244,605,771)              239,111,311 117.01

OTHER ASSETS & LIABILITIES, NET    (34,765,458)(17.01)
                                  ------------ ------

NET ASSETS                        $204,345,853 100.00%
                                  ============ ======


SEE NOTES TO FINANCIAL STATEMENTS                         1999 ANNUAL REPORT  21

TIAA-CREF MUTUAL FUNDS      STATEMENT OF INVESTMENTS              BOND PLUS FUND
                                DECEMBER 31, 1999


--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
--------------------------------------------------------------------------------

BONDS--98.08%

CORPORATE BONDS--32.99%

ASSET BACKED--4.25%
            GENERAL ELECTRIC CAPITAL
              MORTGAGE SERVICES, INC
              SERIES 1999-HE1 (CLASS A3)
$1,500,000    6.035%, 06/25/20      AAA    $ 1,461,738
            GREEN TREE HOME EQUITY
              LOAN TRUST
              SERIES 1998-C (CLASS A3)
 1,000,000    6.180%, 07/15/29      AAA        991,560
            NEWCOURT EQUIPMENT
              TRUST SECURITIES
              SERIES 1999-1 (CLASS A4)
 2,750,000    7.180%, 10/20/05      AAA      2,756,552
            RESIDENTIAL ASSET
              SECURITIES CORP
              SERIES 1999-KS3 (CLASS AI3)
 2,500,000    7.180%, 01/25/25      AAA      2,486,816
            VANDERBILT MORTGAGE
              FINANCE
              SERIES 1999-D (CLASS 1A2)
 1,000,000    6.815%, 08/07/12      AAA        989,531
                                          ------------
                                             8,686,197
                                          ------------

BUSINESS SERVICES--0.94%
            COMDISCO, INC NOTE
 2,000,000    5.950%, 04/30/02      BAA1     1,926,180

CHEMICALS AND ALLIED PRODUCTS --1.45%
            PROCTER & GAMBLE CO
              (UNSUB NOTE)
 1,500,000    6.875%, 09/15/09      AA2      1,465,275
            ROHM & HAAS CO DEB
 1,500,000    7.850%, 07/15/29      A3       1,504,395
                                          ------------
                                             2,969,670
                                          ------------

COMMUNICATIONS--3.91%
            BELLSOUTH
              TELECOMMUNICATIONs NOTE
 2,000,000    6.500%, 06/15/05      AAA      1,940,700
            LENFEST COMMUNICATIONS
              (SR NOTE)
 1,000,000    8.375%, 11/01/05      BA2      1,017,930

            MCI WORLDCOM, INC
              (SR NOTE)
$2,000,000    6.400%, 08/15/05      A3    $  1,915,660
            SPRINT CAPITAL CORP
              (GUARANTEE NOTE)
 1,250,000    6.900%, 05/01/19      BAA1     1,136,850
            U.S. WEST CAPitAL FUNDING,
              INC (GUARANTEE NOTE)
 2,000,000    6.875%, 08/15/01      BAA1     1,981,700
                                          ------------
                                             7,992,840
                                          ------------

DEPOSITORY INSTITUTIONS--2.31%
            FLEET NATIONAL BANK
              (SUB NOTE)
 2,000,000    5.750%, 01/15/09      A2       1,756,740
            NATIONSBANK CORP
              (SR NOTE)
 3,000,000    5.750%, 03/15/01      AA2      2,962,320
                                          ------------
                                             4,719,060
                                          ------------

ELECTRIC, GAS, AND SANITARY SERVICES--3.02%
            CENTRAL POWER & LIGHT CO
              (FIRST MORTGAGE DEB)
 2,500,000    6.625%, 07/01/05      A3       2,409,400
            CLEVELAND ELECTRIC
              ILLUMINATING
              (SR NOTE)
 2,000,000    7.430%, 11/01/09      BA1      1,898,460
            GEORGIA POWER CO
              (SR NOTE)
 1,000,000    5.500%, 12/01/05      A2         912,755
            U.S.A. WASTE SERVICES,
              INC NOTE
 1,000,000    6.125%, 07/15/01      BA1        951,750
                                          ------------
                                             6,172,365
                                          ------------

FOOD AND KINDRED PRODUCTS--0.96%
            DIAGEO CAPITAL PLC
 2,000,000    7.250%, 11/01/09      A1       1,959,680

INDUSTRIAL MACHINERY ANDEQUIPMENT--0.96%
            CATERPILLAR FINANCIAL
              SERVICE
 2,000,000    5.470%, 09/12/01      A2       1,952,420
                                          ------------


+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

22  1999 ANNUAL REPORT       SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND


--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
--------------------------------------------------------------------------------

NONDEPOSITORY INSTITUTIONS--4.51%
            AT & T CAPITAL CORP
              (GUARANTEE NOTE)
$1,500,000    6.875%, 01/16/01      BAA3   $ 1,499,715
            ARISTAR, INC (SR NOTE)
 2,000,000    7.250%, 06/15/06      A3       1,956,780
            GENERAL MOTORS
              ACCEPTANCE CORP
              (MEDIUM TERM NOTE)
 2,000,000    5.480%, 12/16/02      A2       1,915,380
            HOUSEHOLD FINANCE CORP
              (SR NOTE)
 2,000,000    5.875%, 09/25/04      A2       1,887,260
            NORWEST FINANCIAL, INC
              (SR NOTE)
 2,000,000    6.700%, 09/22/04      AA3      1,956,200
                                          ------------
                                             9,215,335
                                          ------------

OTHER MORTGAGE BACKED SECURITIES--1.36%
            COMMERCIAL MORTGAGE
              ASSET TRUST
              SERIES 1999-C1 (CLASS A3)
 1,000,000    6.640%, 09/17/10      AAA        937,695
            FIRST UNION COMMERCIAL
              MORTGAGE TRUST
              SERIES 1999-C1 (CLASS A2)
   500,000    6.070%, 10/15/08      AAA        456,855
            MORGAN STANLEY CAPITAL
              SERIES 1999-WF1 (CLASS A2)
 1,500,000    6.210%, 09/15/08      AAA      1,384,570
                                          ------------
                                             2,779,120
                                          ------------

PETROLEUM AND COAL PRODUCTS--1.64%
            AMERADA HESS CORP DEB
 1,500,000    7.875%, 10/01/29      BAA1     1,462,950
            CHEVRON CORP NOTE
 1,000,000    6.625%, 10/01/04      AA2        983,300
            MURPHY OIL CORP Deb
 1,000,000    7.050%, 05/01/29      A3         898,770
                                          ------------
                                             3,345,020
                                          ------------

PRINTING AND PUBLISHING--3.20%
            NEWS AMERICA HOLDINGS DEB
 2,000,000    8.250%, 08/10/18      BAA3     2,000,860

            TIMES MIRROR CO NOTE
$1,500,000    6.650%, 10/15/01      A2     $ 1,492,875
            TIME WARNER, INC deb
 2,000,000  ^ 6.100%, 12/30/01      BAA3     1,960,340
 1,000,000    9.125%, 01/15/13      BAA3     1,095,160
                                          ------------
                                             6,549,235
                                          ------------

RAILROAD TRANSPORTATION--0.68%
            CSX CORP DEB
 1,400,000    7.900%, 05/01/17      BAA2     1,387,274

SECURITY AND COMMODITYBROKERS--2.37%
            MORGAN STANLEY DEAN
              WITTER, INC NOTE
 1,000,000    7.125%, 01/15/03      AA3        999,210
 1,000,000    5.625%, 01/20/04      AA3        941,930
            SALOMON SMITH BARNEY
              HOLDINGS
 3,000,000    6.250%, 05/15/03      AA3      2,908,200
                                          ------------
                                             4,849,340
                                          ------------

TRANSPORTATION EQUIPMENT--1.43%
            FORD MOTOR CO deb
 2,000,000    7.450%, 07/16/31      A1       1,924,080
            LOCKHEED MARTIN CORP
              (GUARANTEE NOTE)
 1,000,000    6.850%, 05/15/01      BAA1       993,120
                                          ------------
                                             2,917,200
                                          ------------

            TOTAL CORPORATE BONDS
              (COST $70,265,078)            67,420,936
                                          ------------


GOVERNMENT BONDS--65.09%

AGENCY SECURITIES--14.26%
            FEDERAL HOME LOAN MORTGAGE
              CORP (FHLMC)
 4,500,000    5.375%, 03/01/01      AAA      4,445,865
 4,400,000    5.500%, 05/15/02      AAA      4,294,136
10,300,000    5.000%, 01/15/04      AAA      9,646,568
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 1,500,000    6.375%, 01/16/02      AAA      1,491,555
 5,000,000    5.250%, 01/15/03      AAA      4,809,350
 5,000,000    6.250%, 05/15/29      AAA      4,450,000
                                          ------------
                                            29,137,474
                                          ------------

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 23

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND


--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS--1.91%
            CANADA GOVERNMENT
$1,000,000    6.750%, 08/28/06AA2         $    984,250
            QUEBEC PROVINCE CANADA
 2,000,000    7.000%, 01/30/07      A2       1,956,200
 1,000,000    7.500%, 09/15/29      A2         969,370
                                          ------------
                                             3,909,820
                                          ------------

MORTGAGE BACKED SECURITIES--39.13%
            FEDERAL HOME LOAN MORTGAGE
              CORP (FHLMC)
 1,069,960    7.000%, 09/01/10               1,061,261
            FEDERAL HOME LOAN MORTGAGE
              CORP GOLD (FGLMC)
 3,000,000    7.000%, 01/25/15               2,966,250
 6,865,267    6.500%, 01/01/29               6,472,642
14,950,543(0) 6.500%, 09/01/29              14,095,521
 8,250,000    7.000%, 01/25/30               7,984,433
 3,750,000 << 7.500%, 01/25/30               3,711,300
 4,750,000    8.000%, 01/25/30               4,795,980
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 1,473,217    6.000%, 12/01/08               1,415,687
   957,884    6.000%, 12/01/13                 909,386
 4,588,331    6.500%, 10/01/14               4,453,525
 2,000,000    6.500%, 01/25/15               1,940,000
 1,265,445    8.000%, 03/01/23               1,280,858
   429,006    9.000%, 11/01/25                 446,432
   433,591    9.000%, 10/01/26                 451,069
 1,031,435    8.500%, 02/01/28               1,058,345
   235,538    6.000%, 10/01/28                 215,441
 6,363,678    6.000%, 01/01/29               5,820,729
   724,882    7.500%, 01/01/29                 717,857
 1,966,233    6.000%, 05/01/29               1,798,474
 3,250,000    7.000%, 01/25/30               3,142,327
 3,000,000    7.500%, 01/25/30               2,966,250
            GOVERNMENT NATIONAL
              MORTGAGE
              ASSOCIATION (GNMA)
   426,512    6.500%, 09/15/23                 404,785
 1,386,998    7.500%, 11/15/23               1,378,329
   580,818    7.500%, 08/15/28                 574,829
   745,952    6.500%, 12/15/28                 700,023
 8,500,000    7.000%, 01/25/30               8,207,779
 1,000,000    7.500%, 01/25/30                 993,750
                                          ------------
                                            79,963,262
                                          ------------

OTHER MORTGAGE BACKED SECURITIES--0.94%
            FANNIE MAE WHOLE LOAN (FNW)
$2,000,000    5.925%, 02/25/29             $ 1,915,000

U.S. TREASURY SECURITIES--8.85%
            U.S. TREASURY BONDS
 1,000,000    7.500%, 11/15/01               1,021,720
 1,000,000    8.750%, 05/15/17               1,194,370
 6,000,000    8.875%, 08/15/17               7,251,540
 6,435,000    8.875%, 02/15/19               7,832,617
   950,000    5.250%, 02/15/29                 785,526
                                          ------------
                                            18,085,773
                                          ------------

            TOTAL GOVERNMENT BONDS
              (COST $135,661,647)          133,011,329
                                          ------------

            TOTAL BONDS
              (COST $205,926,725)          200,432,265
                                          ------------


SHORT TERM INVESTMENTS--18.93%

COMMERCIAL PAPER--16.45%
            AMERICAN TELEPHONE & TELEGRAPH CO
 4,300,000     5.950%, 01/19/00              4,287,207
            CIESCO LP
 1,950,000(0) 5.875%, 01/24/00               1,942,681
            COCA COLA ENTERPRISES, INC
 2,000,000    6.300%, 01/19/00               1,993,700
            DELAWARE FUNDING CORP
 4,960,000(0) 5.930%, 01/18/00               4,946,111
            MOTIVA ENTERPRISES LLC
 7,000,000(0) 5.810%, 01/19/00               6,979,665
            NEWELL RUBBERMAID, INC
 5,953,000(0) 6.250%, 01/19/00               5,934,397
            PARK AVENUE RECEIVABLES CORP
 2,750,000(0) 6.150%, 01/19/00               2,741,544
            RECEIVABLES CAPITAL CORP
 4,800,000(0) 5.950%, 01/19/00               4,785,720
                                          ------------
                                            33,611,025
                                          ------------

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

24  1999 ANNUAL REPORT       SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND


--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCIES--2.48%
            FEDERAL HOME LOAN
            MORTGAGE CORP (FHLMC)
$  100,000    5.450%, 02/25/00                $ 99,167
            FEDERAL NATIONAL
            MORTGAGE ASSOCIATION (fnma)
 5,000,000    5.750%, 02/09/00               4,968,854
                                          ------------
                                             5,068,021
                                          ------------

            TOTAL SHORT TERM INVESTMENTS
              (COST $38,679,046)            38,679,046
                                          ------------

            TOTAL PORTFOLIO
              (COST $244,605,771)         $239,111,311
                                          ------------



-----------
OTHER INFORMATION

~ COMMERCIAL PAPER ISSUED UNDER THE PRIVATE PLACEMENT EXEMPTION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^ SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT DECEMBER 31, 1999, THE VALUE OF THIS SECURITY AMOUNTED TO $1,960,340 OR 0.96% OF NET ASSETS.

(0)ALL OR A PORTION OF THESE SECURITIES HAVE BEEN SEGREGATED BY THE CUSTODIAN TO COVER SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.

<<  THIS SECURITY WAS PURCHASED ON A DELAYED DELIVERY BASIS.


-----------
OTHER INFORMATION (UNAUDITED)

     THE COMPOSITION OF LONG-TERM DEBT HOLDINGS AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN DEBT SECURITIES, IS AS FOLLOWS:

                    MOODY'S RATINGS

                AAA, AA, A     40.49%

                BAA             7.71%

                BA              1.93%

     U.S. GOVERNMENT OBLIGATIONS REPRESENT 49.87% OF THE LONG-TERM DEBT PORTFOLIO VALUE AND ARE NOT REFLECTED IN THE ABOVE RATINGS.

     AT DECEMBER 31, 1999, THE AGGREGATE COST OF PORTFOLIO INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS $244,838,751. NET UNREALIZED DEPRECIATION AGGREGATED ($5,727,440), OF WHICH $7,571 RELATED TO APPRECIATED PORTFOLIO INVESTMENTS AND $5,735,011 RELATED TO DEPRECIATED PORTFOLIO INVESTMENTS.


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 25

TIAA-CREF MUTUAL FUNDS     STATEMENT OF INVESTMENTS         GROWTH & INCOME FUND
                              DECEMBER 31, 1999              SUMMARY BY INDUSTRY


--------------------------------------------------------------------------------
                                         VALUE      %
--------------------------------------------------------------------------------

BONDS
corporate bonds
MISCELLANEOUS RETAIL               $ 1,207,500   0.22%
                                  ------------  -----
TOTAL CORPORATE BONDS
(COST $1,000,000)                    1,207,500   0.22
                                  ------------  -----
TOTAL BONDS
(COST $1,000,000)                    1,207,500   0.22
                                  ------------  -----
PREFERRED STOCK
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCT                      S11,968   0.00
                                  ------------  -----
TOTAL PREFERRED STOCK
(COST $10,534)                          11,968   0.00
                                  ------------  -----

COMMON STOCK
AMUSEMENT AND RECREATION SERVICES      104,099   0.02
APPAREL AND ACCESSORY STORES         1,296,381   0.24
APPAREL AND OTHER TEXTILE PRODUCTS   1,392,303   0.26
AUTO REPAIR, SERVICES AND PARKING       29,418   0.01
AUTOMOTIVE DEALERS AND
  SERVICE STATIONS                     107,150   0.02
BUILDING MATERIALS AND
  GARDEN SUPPLIES                    9,333,232   1.72
BUSINESS SERVICES                   62,018,014  11.45
CHEMICALS AND ALLIED PRODUCTS       55,843,406  10.31
COMMUNICATIONS                      63,531,558  11.73
DEPOSITORY INSTITUTIONS             24,913,750   4.60
EATING AND DRINKING PLACES           1,654,777   0.31
ELECTRIC, GAS, AND
  SANITARY SERVICES                  5,993,019   1.11
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                         56,825,962  10.49
ENGINEERING AND MANAGEMENT SERVICES    207,718   0.04
FABRICATED METAL PRODUCTS            3,075,864   0.57
FOOD AND KINDRED PRODUCTS           13,456,956   2.48
FOOD STORES                          1,252,448   0.23
FURNITURE AND FIXTURES               1,267,589   0.23
FURNITURE AND HOMEFURNISHINGS STORES   747,262   0.14
GENERAL BUILDING CONTRACTORS            41,131   0.01
GENERAL MERCHANDISE STORES          19,032,748   3.51
HEALTH SERVICES                      4,682,870   0.86
HEAVY CONSTRUCTION, EXCEPT BUILDING    108,987   0.02
HOTELS AND OTHER LODGING PLACES         47,162   0.01
INDUSTRIAL MACHINERY AND EQUIPMENT  52,951,454   9.77
INSTRUMENTS AND RELATED PRODUCTS     9,454,480   1.75
INSURANCE AGENTS, BROKERS
  AND SERVICE                        1,258,180   0.23
INSURANCE CARRIERS                  22,662,027   4.18
LUMBER AND WOOD PRODUCTS               631,131   0.12
METAL MINING                           885,618   0.16
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                         1,246,252   0.23%
MISCELLANEOUS RETAIL                 3,865,133   0.71
MOTION PICTURES                      5,939,522   1.10
NONDEPOSITORY INSTITUTIONS           5,838,250   1.08
NONMETALLIC MINERALS, EXCEPT FUELS       3,993   0.00
OIL AND GAS EXTRACTION               7,654,384   1.41
PAPER AND ALLIED PRODUCTS            3,806,501   0.70
PERSONAL SERVICES                      203,656   0.04
PETROLEUM AND COAL PRODUCTS         21,365,430   3.94
PRIMARY METAL INDUSTRIES             3,981,206   0.73
PRINTING AND PUBLISHING              4,293,685   0.79
RAILROAD TRANSPORTATION              1,044,862   0.19
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                   1,926,399  0.36
SECURITY AND COMMODITY BROKERS       5,768,775   1.06
STONE, CLAY, AND GLASS PRODUCTS        890,662   0.16
TEXTILE MILL PRODUCTS                   29,118   0.01
TOBACCO PRODUCTS                     1,302,581   0.24
TRANSPORTATION BY AIR                2,352,425   0.43
TRANSPORTATION EQUIPMENT            14,345,833   2.65
WATER TRANSPORTATION                   592,875   0.11
WHOLESALE TRADE-DURABLE GOODS          170,053   0.04
WHOLESALE TRADE-NONDURABLE GOODS     3,936,469   0.73
                                  ------------  -----
TOTAL COMMON STOCK
(COST $409,157,015)                505,364,758  93.29
                                  ------------  -----
SHORT TERM INVESTMENTs
U.S. GOVERNMENT AND AGENCIES        34,221,304   6.32
                                  ------------  -----
TOTAL SHORT TERM INVESTMENTS
(COST $34,221,304)                  34,221,304   6.32
                                  ------------  -----
TOTAL PORTFOLIO
(COST $444,388,853)                540,805,530  99.83
OTHER ASSETS & LIABILITIES, NET        912,769   0.17
                                  ------------  -----

NET ASSETS                        $541,718,299 100.00%
                                  ============ ======


26  1999 ANNUAL REPORT       SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS       GROWTH & INCOME FUND
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------
PRINCIPAL/SHARES                               VALUE
--------------------------------------------------------------------------------

BONDS--0.22%

CORPORATE BONDS--0.22%

MISCELLANEOUS RETAIL--0.22%
              AMAZON.COM, INCDEB
$1,000,000        4.750%, 02/01/09       $   1,207,500
                                         -------------
TOTAL CORPORATE BONDS
(COST $1,000,000)                            1,207,500
                                         -------------
TOTAL BONDS
(COST $1,000,000)                            1,207,500
                                         -------------
PREFERRED STOCK--0.00%

RUBBER AND MISCELLANEOUS PLASTIC
PRODUCTS--0.00%
       237    SEALED AIR CORP (CLASS A)         11,968
                                         -------------
TOTAL PREFERRED STOCK
(COST $10,534)                                  11,968
                                         -------------
COMMON STOCK--93.29%

AMUSEMENT AND RECREATION SERVICES--0.02%
     2,200  * HARRAH'S ENTERTAINMENT, INC       58,162
     3,000  * MIRAGE RESORTS, INC               45,937
                                         -------------
                                               104,099
                                         -------------

APPAREL AND ACCESSORY STORES--0.24%
    19,863    GAP, INC                         913,698
     3,900    LIMITED, INC                     168,918
     1,900    NORDSTROM, INC                    49,756
     7,700    TJX COS, INC                     157,368
       385  * TOO, INC                           6,641
                                         -------------
                                             1,296,381
                                         -------------

APPAREL AND OTHER TEXTILE PRODUCTS--0.26%
     6,500 x* FRUIT OF THE LOOM LTD (CLASS A)    9,343
    47,305  * JONES APPAREL GROUP, INC       1,283,148
       500    LIZ CLAIBORNE, INC                18,812
     2,700    VF CORP                           81,000
                                         -------------
                                             1,392,303
                                         -------------

AUTO REPAIR, SERVICES AND PARKING--0.01%
       116    MIDAS, INC                         2,537
     1,100    RYDER SYSTEM, INC                 26,881
                                         -------------
                                                29,418
                                         -------------

AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.02%
     3,200  * AUTOZONE, INC                    103,400
       411    PEP BOYS MANNY, MOE,
                & JACK CO                        3,750
                                         -------------
                                               107,150
                                         -------------

BUILDING MATERIALS AND GARDEN SUPPLIES--1.72%
    98,812    HOME DEPOT, INC           $    6,774,797
    42,819    LOWES COS, INC                 2,558,435
                                         -------------
                                             9,333,232
                                         -------------

BUSINESS SERVICES--11.45%
     3,000    ADOBE SYSTEMS, INC               201,750
    94,746  * AMERICA ONLINE, INC            7,147,401
     1,000    AUTODESK, INC                     33,750
    13,000    AUTOMATIC DATA PROCESSING, INC   700,375
    29,461  * BMC SOFTWARE, INC              2,355,038
    15,713  * CENDANT CORP                     417,376
    58,300  * CERIDIAN CORP                  1,257,093
       900  * CITRIX SYSTEMS, INC              110,700
    12,250    COMPUTER ASSOCIATES
                INTERNATIONAL, INC             856,734
     4,000  * COMPUTER SCIENCES CORP           378,500
     9,100  * COMPUWARE CORP                   338,975
    14,300    ELECTRONIC DATA SYSTEMS CORP     957,206
     4,000    EQUIFAX, INC                      94,250
    13,600    FIRST DATA CORP                  670,650
       446  * FREEMARKETS, INC                 152,225
     6,900    IMS HEALTH, INC                  187,593
     6,640    INTERPUBLIC GROUP OF COS, INC    383,045
   208,155  * MICROSOFT CORP                24,302,096
     3,400  * NETWORK APPLIANCE, INC           282,412
     6,500  * NOVELL, INC                      259,593
     3,133    OMNICOM GROUP, INC               313,300
    94,084  * ORACLE CORP                   10,543,288
     5,200  * PARAMETRIC TECHNOLOGY CORP       140,725
     6,850    PAYCHEX, INC                     274,000
     5,100  * PEOPLESOFT, INC                  108,693
    43,479  * PSINET, INC                    2,684,828
     1,100    SHARED MEDICAL SYSTEMS CORP       56,031
    37,100  * SUN MICROSYSTEMS, INC          2,872,931
     9,100  * YAHOO, INC                     3,937,456
                                         -------------
                                            62,018,014
                                         -------------

CHEMICALS AND ALLIED PRODUCTS--10.31%
    36,361    ABBOTT LABORATORIES CO         1,320,358
     6,200    AIR PRODUCTS & CHEMICALS, INC    208,087
     1,100    ALBERTO CULVER CO (CLASS B)       28,393
        20  * ALLERGAN SPECIALTY
                THERAPEUTICS, INC (CLASS A)        252
     2,200    ALLERGAN, INC                    109,450
     1,200  * ALZA CORP                         41,550
    89,118    AMERICAN HOME PRODUCTS CORP    3,514,591




SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 27

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS--(Continued)
    48,600  * AMGEN, INC                   $ 2,919,037
     4,900    AVON PRODUCTS, INC               161,700
    79,352    BRISTOL MYERS SQUIBB CO        5,093,406
     5,000    CLOROX CO                        251,875
    53,329    COLGATE PALMOLIVE CO           3,466,385
        30  * CRESCENDO PHARMACEUTICALS CORP       548
    31,189    DOW CHEMICAL CO                4,167,630
    42,875    DU PONT (E.I.)
                DE NEMOURS & CO              2,824,390
     1,100    EASTMAN CHEMICAL CO               52,456
     4,800    ECOLAB, INC                      187,800
     1,300  * FMC CORP                          74,506
     2,000  * GRACE W.R. & CO                   27,750
     2,600    GREAT LAKES CHEMICAL CORP         99,287
     4,900    HERCULES, INC                    136,587
     2,000    INTERNATIONAL FLAVORS &
                FRAGRANCES, INC                 75,500
    33,300    JOHNSON & JOHNSON CO           3,101,062
    40,320    LILLY (ELI) & CO               2,681,280
     3,200    MALLINCKRODT, INC                101,800
    99,075    MERCK & CO, INC                6,644,217
    12,400    MONSANTO CO                      441,750
       100  * OCTEL CORP                         1,037
   157,330    PFIZER, INC                    5,103,391
    10,400    PHARMACIA & UPJOHN, INC          468,000
     3,700    PPG INDUSTRIES, INC              231,481
     5,300    PRAXAIR, INC                     266,656
    51,565    PROCTER & GAMBLE CO            5,649,590
     4,521    ROHM & HAAS CO                   183,948
    73,947    SCHERING-PLOUGH CORP           3,119,639
     6,400    SHERWIN-WILLIAMS CO              134,400
     4,300    SIGMA ALDRICH CORP               129,268
       800    UNION CARBIDE CORP                53,400
    32,900    WARNER-LAMBERT CO              2,695,743
     2,100  * WATSON PHARMACEUTICALS, INC       75,206
                                         -------------
                                            55,843,406
                                         -------------

COMMUNICATIONS--11.73%
     6,900    ALLTEL CORP                      570,543
   182,303    AT & T CORP                    9,251,877
    38,808    BELL ATLANTIC CORP             2,389,117
    45,400    BELLSOUTH CORP                 2,125,287
    81,100  * CABLE & WIRELESS PLC           1,373,688
    40,786  * CBS CORP                       2,607,754
       300    CENTURYTEL, INC                   14,212
    31,351  * CLEAR CHANNEL
                COMMUNICATIONS, INC          2,798,076
    17,800    COMCAST CORP (CLASS A) SPECIAL   900,012
    30,700  * ERICSSON TELEFON (LM)
                SERIES B ADR                 2,016,606
    16,205  * GLOBAL CROSSING LTD              810,250
    25,800    GTE CORP                       1,820,512
   130,223    LUCENT TECHNOLOGIES, INC       9,742,308
   113,047  * MCI WORLDCOM, INC              5,998,556
    12,100  * MEDIA ONE GROUP, INC             929,431
     9,000  * NEXTEL COMMUNICATIONS, INC
                (CLASS A)                      928,125
    14,795  * OMNIPOINT CORP                 1,784,646
    21,173  * RCN CORP                       1,026,890
   162,221    SBC COMMUNICATIONS, INC        7,908,273
    17,500    SPRINT CORP (FON GROUP)        1,177,968
    10,000  * SPRINT CORP (PCS GROUP)        1,025,000
    13,214    U.S. WEST, INC                   951,408
    18,100  * VIACOM, INC (CLASS B)          1,093,918
    49,711  * VIATEL, INC                    2,665,752
    65,000  * YOKOWO CO LTD                  1,621,349
                                         -------------
                                            63,531,558
                                         -------------

DEPOSITORY INSTITUTIONS--4.60%
     9,500    AMSOUTH BANCORP                  183,468
   101,919    BANK OF AMERICA CORP           5,115,059
    13,400    BANK OF NEW YORK CO, INC         536,000
    30,834    BANK ONE CORP                    988,615
     1,800    BB&T CORP                         49,275
    52,503    CHASE MANHATTAN CORP           4,078,826
     3,950    COMERICA, INC                    184,415
     4,950    FIFTH THIRD BANCORP              363,206
    23,078    FIRST UNION CORP                 757,246
    87,346    FIRSTAR CORP                   1,845,184
    62,924    FLEETBOSTON FINANCIAL CORP     2,190,541
     6,300    GOLDEN WEST FINANCIAL CORP       211,050
     4,620    HUNTINGTON BANCSHARES, INC       110,302
    12,100    KEYCORP                          267,712
    19,975    MBNA CORP                        544,318
    40,445    MELLON FINANCIAL CORP          1,377,657
     3,200    MORGAN (J.P.) & CO, INC          405,200
    19,800    NATIONAL CITY CORP               469,012
     2,000    NORTHERN TRUST CORP              106,000
    13,300    PNC BANK CORP                    591,850
     4,950    PROVIDIAN FINANCIAL CORP         450,759
       500    REGIONS FINANCIAL CORP            12,562
     4,500    REPUBLIC NEW YORK CORP           324,000
       700    SOUTHTRUST CORP                   26,468
     2,500    STATE STREET CORP                182,656
     7,700    SUMMIT BANCORP                   235,812
     5,900    SUNTRUST BANKS, INC              405,993
     3,700    SYNOVUS FINANCIAL CORP            73,537




28  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

DEPOSITORY INSTITUTIONS--(Continued)
    20,165    U.S. BANCORP               $     480,179
     5,000    UNION PLANTERS CORP              197,187
     3,600    WACHOVIA CORP                    244,800
    11,830    WASHINGTON MUTUAL, INC           307,580
    39,500    WELLS FARGO CO                 1,597,281
                                         -------------
                                            24,913,750
                                         -------------

EATING AND DRINKING PLACES--0.31%
     5,300    DARDEN RESTAURANTS, INC           96,062
     5,200    MARRIOTT INTERNATIONAL (CLASS A) 164,125
    30,528    MCDONALD'S CORP                1,230,660
     3,550  * TRICON GLOBAL RESTAURANTS, INC   137,118
     1,300    WENDY'S INTERNATIONAL, INC        26,812
                                         -------------
                                             1,654,777
                                         -------------

ELECTRIC, GAS, AND SANITARY SERVICES--1.11%
     4,000  * AES CORP                         299,000
     7,400  * ALLIED WASTE INDUSTRIES, INC      65,212
     5,000    AMEREN CORP                      163,750
       300    AMERICAN ELECTRIC POWER CO, INC    9,637
     1,100    CAROLINA POWER & LIGHT CO         33,481
     7,900    CENTRAL & SOUTH WEST CORP        158,000
     3,600    CINERGY CORP                      86,850
     1,200  * CMS ENERGY CORP                   37,425
     5,700    COASTAL CORP                     201,993
     2,700    COLUMBIA ENERGY GROUP            170,775
     1,600    CONSOLIDATED EDISON CO OF
                NEW YORK, INC                   55,200
     2,500    CONSOLIDATED NATURAL GAS CO      162,343
     6,400    CONSTELLATION ENERGY GROUP       185,600
     2,600    DOMINION RESOURCES, INC          102,050
     6,300    DTE ENERGY CO                    197,662
     6,600    DUKE ENERGY CORP                 330,825
       100    EASTERN ENTERPRISES CO             5,743
     7,500    EDISON INTERNATIONAL CO          196,406
     4,600    EL PASO ENERGY CORP              178,537
     4,300    ENTERGY CORP                     110,725
     9,100    FIRSTENERGY CORP                 206,456
       500    FLORIDA PROGRESS CORP             21,156
     6,155    FPL GROUP, INC                   263,510
     2,600    GPU, INC                          77,837
     4,800    NEW CENTURY ENERGIES, INC        145,800
     4,354  * NIAGARA MOHAWK HOLDINGS, INC      60,683
       500    NICOR, INC                        16,250
     5,300    NORTHERN STATES POWER CO         103,350
       200    ONEOK, INC                         5,025
     8,000    PECO ENERGY CO                   278,000
       200    PEOPLES ENERGY CORP              $ 6,700
     3,400    PG&E CORP                         69,700
     1,700  * PINNACLE WEST CAPITAL CORP        51,956
     6,547    PP&L RESOURCES, INC              149,762
     5,100    PUBLIC SERVICE ENTERPRISE
                GROUP, INC                     177,543
     4,010    RELIANT ENERGY, INC               91,728
     8,302    SEMPRA ENERGY                    144,247
    12,600    SOUTHERN CO                      296,100
    13,112    TEXAS UTILITIES CO               466,295
     5,200    UNICOM CORP                      174,200
    13,247    WASTE MANAGEMENT, INC            227,682
     6,800    WILLIAMS COS, INC                207,825
                                         -------------
                                             5,993,019
                                         -------------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--10.49%
     3,400  * ADC TELECOMMUNICATIONS, INC      246,712
     3,300  * ADVANCED MICRO DEVICES, INC       95,493
     3,800  * ANALOG DEVICES, INC              353,400
     2,100  * ANDREW CORP                       39,768
    32,450  * CIENA CORP                     1,865,875
     1,700  * COMVERSE TECHNOLOGY, INC         246,075
       800    COOPER INDUSTRIES, INC            32,350
    11,000    EMERSON ELECTRIC CO              631,125
   136,025    GENERAL ELECTRIC CO           21,049,868
     4,100  * GENERAL INSTRUMENT CORP          348,500
       250  * GENERAL SEMICONDUCTOR, INC         3,546
   130,934    INTEL CORP                    10,777,504
     4,100  * LSI LOGIC CORP                   276,750
    10,000  * MATSUSHITA COMMUNICATIONS
                INDUSTRIAL CO                2,641,113
     2,700    MAYTAG CO                        129,600
     5,100  * MICRON TECHNOLOGY, INC           396,525
       200    MOLEX, INC                        11,337
    14,000    MOTOROLA, INC                  2,061,500
     8,000  * MURATA MANUFACTURING CO LTD    1,878,124
     3,500  * NATIONAL SEMICONDUCTOR CORP      149,843
       600    NATIONAL SERVICE
                INDUSTRIES, INC                 17,700
    20,629    NOKIA OYJ ADR                  3,919,510
    34,580    NORTEL NETWORKS CORP (U.S.)    3,492,580
    14,400  * QUALCOMM, INC                  2,536,200
     2,000    SCIENTIFIC-ATLANTA, INC          111,250
     5,600  * SOLECTRON CORP                   532,700
    10,900  * TELLABS, INC                     699,643
    18,700    TEXAS INSTRUMENTS, INC         1,811,562
     2,000    THOMAS & BETTS CORP               63,750
       180  * WATER PIK TECHNOLOGIES, INC        1,721


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 29

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
     1,742    WHIRLPOOL CORP                 $ 113,338
     6,400  * XILINX, INC                      291,000
                                         -------------
                                            56,825,962
                                         -------------
ENGINEERING AND MANAGEMENT SERVICES--0.04%
     5,800    DUN & BRADSTREET CORP            171,100
     1,700  * QUINTILES TRANSNATIONAL CORP      31,768
       514  * TELEDYNE TECHNOLOGIES, INC         4,850
                                         -------------
                                               207,718
                                         -------------
FABRICATED METAL PRODUCTS--0.57%
    92,965    AMERICAN NATIONAL CAN
                GROUP, INC                   1,208,545
       200    BALL CORP                          7,875
     3,050    CRANE CO                          60,618
     6,400    CROWN CORK & SEAL CO, INC        143,200
    23,100    GILLETTE CO                      951,431
     8,600    MASCO CORP                       218,225
     2,850    PARKER-HANNIFIN CORP             146,240
     3,500    ROCKWELL INTERNATIONAL CORP      167,562
     4,100    SNAP-ON, INC                     108,906
     2,100    STANLEY WORKS CO                  63,262
                                         -------------
                                             3,075,864
                                         -------------
FOOD AND KINDRED PRODUCTS--2.48%
        70  * AGRIBRANDS INTERNATIONAL, INC      3,220
    35,035    ANHEUSER BUSCH COS, INC        2,483,105
     9,487    ARCHER DANIELS MIDLAND CO        115,622
     5,800    BESTFOODS, INC                   304,862
       500    BROWN FORMAN, INC (CLASS B)       28,625
    11,400    CAMPBELL SOUP CO                 441,037
    58,826    COCA COLA CO                   3,426,614
    13,700    COCA COLA ENTERPRISES, INC       275,712
    14,200    CONAGRA, INC                     320,387
       300    COORS (ADOLPH) CO (CLASS B)       15,750
       250    CORN PRODUCTS INTERNATIONAL, INC   8,187
     2,800    FORTUNE BRANDS, INC               92,575
     7,100    GENERAL MILLS, INC               253,825
     9,500    HEINZ (H.J.) CO                  378,218
     2,500    HERSHEY FOODS CORP               118,750
     8,000    KELLOGG CO                       246,500
    18,000    NABISCO GROUP HOLDINGS           191,250
    67,861    PEPSICO, INC                   2,392,100
     3,200    QUAKER OATS CO                   210,000
     9,100    RALSTON PURINA CO                253,662
    19,500    SARA LEE CORP                    430,218
    15,700    SEAGRAMS CO LTD (U.S.)           705,518
    11,817    UNILEVER NV (New York SHS)  $    643,287
       320  * VLASIC FOODS INTERNATIONAL, INC    1,820
     1,400    WRIGLEY (WM) JR CO               116,112
                                         -------------
                                            13,456,956
                                         -------------
FOOD STORES--0.23%
     9,661    ALBERTSONS, INC                  311,567
     1,800    GREAT ATLANTIC & PACIFIC
                TEA CO, INC                     50,175
    26,200  * KROGER CO                        494,525
    10,400  * SAFEWAY, INC                     369,850
     1,100    WINN DIXIE STORES, INC            26,331
                                         -------------
                                             1,252,448
                                         -------------
FURNITURE AND FIXTURES--0.23%
     2,600    LEGGETT & PLATT, INC              55,737
    41,788    NEWELL RUBBERMAID, INC         1,211,852
                                         -------------
                                             1,267,589
                                         -------------
FURNITURE AND HOMEFURNISHINGS STORES--0.14%
     1,800  * BED BATH & BEYOND, INC            62,550
     4,400  * BEST BUY, INC                    220,825
     4,400    CIRCUIT CITY STORES-CIRCUIT
                CITY GROUP                     198,275
     5,400    TANDY CORP                       265,612
                                         -------------
                                               747,262
                                         -------------
GENERAL BUILDING CONTRACTORS--0.01%
       700    CENTEX CORP                       17,281
       800    KAUFMAN & BROAD HOME CORP         19,350
       200    PULTE CORP                         4,500
                                         -------------
                                                41,131
                                         -------------
GENERAL MERCHANDISE STORES--3.51%
     1,600  * CONSOLIDATED STORES CORP          26,000
     4,700  * COSTCO WHOLESALE CORP            428,875
    39,578    DAYTON HUDSON CORP             2,906,509
     3,600    DOLLAR GENERAL CORP               81,900
     4,600  * FEDERATED DEPARTMENT
                STORES, INC                    232,587
     2,200    HARCOURT GENERAL, INC             88,550
     9,700  * K MART CORP                       97,606
     4,100  * KOHLS CORP                       295,968
     7,300    MAY DEPARTMENT STORES CO         235,425
       662  * NEIMAN MARCUS GROUP, INC
                (CLASS B)                       17,832
     5,100    PENNEY, (J.C.) CO, INC           101,681
    14,100    SEARS ROEBUCK & CO               429,168
   203,843    WAL-MART STORES, INC          14,090,647
                                         -------------
                                            19,032,748
                                         -------------

30  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

HEALTH SERVICES--0.86%
    13,000    COLUMBIA/HCA HEALTHCARE CORP  $  381,062
   103,482  * HEALTH MANAGEMENT
                ASSOCIATES, INC
                (CLASS A) (NEW)              1,384,071
    13,816  * HEALTHSOUTH CORP                  74,261
        21  * LIFEPOINT HOSPITALS, INC             248
     1,000  * MANOR CARE, INC                   16,000
   120,101  * TENET HEALTHCARE CORP          2,822,373
       321  * TRIAD HOSPITALS, INC               4,855
                                         -------------
                                             4,682,870
                                         -------------

HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
     2,200    FLUOR CORP                       100,925
       500    FOSTER WHEELER CORP                4,437
       400    MCDERMOTT INTERNATIONAL, INC       3,625
                                         -------------
                                               108,987
                                         -------------

HOTELS AND OTHER LODGING PLACES--0.01%
     4,900    HILTON HOTELS CORP                47,162
                                         -------------

INDUSTRIAL MACHINERY AND EQUIPMENT--9.77%
     9,700  * 3 COM CORP                       455,900
     2,200  * ADAPTEC, INC                     109,725
     3,000  * APPLE COMPUTER, INC              308,437
     9,600  * APPLIED MATERIALS, INC         1,216,200
    36,740    BAKER HUGHES, INC                773,836
     2,200    BLACK & DECKER CORP              114,950
     4,100    BRUNSWICK CORP                    91,225
     2,900  * CABLETRON SYSTEMS, INC            75,400
     6,700    CATERPILLAR, INC                 315,318
   151,643  * CISCO SYSTEMS, INC            16,244,756
   113,321    COMPAQ COMPUTER CORP           3,066,749
     1,400    CUMMINS ENGINE CO, INC            67,637
     4,700    DEERE & CO                       203,862
    80,401  * DELL COMPUTER CORP             4,100,451
     5,700    DOVER CORP                       258,637
    57,389  * EMC CORP                       6,269,748
     6,800  * GATEWAY, INC                     490,025
    21,976    HEWLETT-PACKARD CO             2,503,890
       350    HUSSMANN INTERNATIONAL, INC        5,271
     2,450    INGERSOLL-RAND CO                134,903
    70,096    INTERNATIONAL BUSINESS
                MACHINES CORP                7,570,368
     3,000  * LEXMARK INTERNATIONAL GROUP
                (CLASS A)                      271,500
       600    MILACRON, INC                      9,225
       100    NACCO INDUSTRIES, INC (CLASS A)    5,556
     2,500    PALL CORP                       $ 53,906
     9,800    PITNEY BOWES, INC                473,462
     5,000  * SEAGATE TECHNOLOGY, INC          232,812
     4,400  * SILICON GRAPHICS, INC             43,175
     1,340  * TENNECO AUTOMOTIVE, INC           12,478
       900    TIMKEN CO                         18,393
   186,394    TYCO INTERNATIONAL LTD         7,246,066
     6,500  * UNISYS CORP                      207,593
                                         -------------
                                            52,951,454
                                         -------------

INSTRUMENTS AND RELATED PRODUCTS--1.75%
       900    BARD (C.R.), INC                  47,700
     1,400    BAUSCH & LOMB, INC                95,812
    43,074    BAXTER INTERNATIONAL, INC      2,705,585
     5,300    BECTON DICKINSON & CO            141,775
     1,600    BIOMET, INC                       64,000
     8,600  * BOSTON SCIENTIFIC CORP           188,125
     7,600    EASTMAN KODAK CO                 503,500
     6,300  * GUIDANT CORP                     296,100
     3,200    JOHNSON CONTROLS, INC            182,000
     1,900  * KLA-TENCOR CORP                  211,612
    26,500    MEDTRONIC, INC                   965,593
       400    MILLIPORE CORP                    15,450
     1,900    PE CORP-PE BIOSYSTEMS GROUP      228,593
       400    PERKINELMER, INC                  16,675
       900    POLAROID CORP                     16,931
       318    RAYTHEON CO (CLASS A)              7,890
     5,491    RAYTHEON CO (CLASS B)            145,854
     2,100  * ST. JUDE MEDICAL, INC             64,443
     1,500    TEKTRONIX, INC                    58,312
     3,300  * TERADYNE, INC                    217,800
     2,503    THE SWATCH GROUP AG. (BR)      2,883,118
     1,400  * THERMO ELECTRON CORP              21,000
    16,600    XEROX CORP                       376,612
                                         -------------
                                             9,454,480
                                         -------------

INSURANCE AGENTS, BROKERS AND SERVICE--0.23%
     4,050    MARSH & MCLENNAN COS, INC        387,534
   320,000  * OLD MUTUAL PLC                   870,646
                                         -------------
                                             1,258,180
                                         -------------

INSURANCE CARRIERS--4.18%
   109,229    ACE LTD                        1,822,758
         4    AEGON NV ARS                         382
     2,500    AETNA, INC                       139,531
     6,300    AFLAC, INC                       297,281
    24,070    ALLSTATE CORP                    577,680
     6,400    AMERICAN GENERAL CORP            485,600


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 31

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

INSURANCE CARRIERS--(Continued)
    35,398    AMERICAN INTERNATIONAL
                GROUP, INC                 $ 3,827,408
     3,950    AON CORP                         158,000
        63  * BERKSHIRE HATHAWAY, INC
                (CLASS B)                      115,290
     2,700    CHUBB CORP                       152,043
     7,005    CIGNA CORP                       564,340
     4,500    CINCINNATI FINANCIAL CORP        140,343
   166,697    CITIGROUP, INC                 9,262,102
     4,124    CONSECO, INC                      73,716
     4,000    HARTFORD FINANCIAL SERVICES
                GROUP, INC                     189,500
     2,200  * HUMANA, INC                       18,012
     1,550    JEFFERSON-PILOT CORP             105,787
     7,800    LINCOLN NATIONAL CORP            312,000
     3,800    LOEWS CORP                       230,612
   119,000  * MANULIFE FINANCIAL CORP        1,515,008
     1,000    MBIA, INC                         52,812
     6,500    MGIC INVESTMENT CORP             391,218
     2,000    PROGRESSIVE CORP                 146,250
     1,000    SAFECO CORP                       24,875
     3,450    ST. PAUL COS, INC                116,221
     1,800    TORCHMARK CORP                    52,312
     4,900    UNITED HEALTHCARE CORP           260,312
     5,685    UNUMPROVIDENT CORP               182,275
     1,100  * WELLPOINT HEALTH NETWORKS, INC    72,531
    26,522    XL CAPITAL LTD                 1,375,828
                                         -------------
                                            22,662,027
                                         -------------
LUMBER AND WOOD PRODUCTS--0.12%
     5,900    GEORGIA-PACIFIC CORP
                (PACKING GROUP)                299,425
       600    LOUISIANA PACIFIC CORP             8,550
     4,500    WEYERHAEUSER CO                  323,156
                                         -------------
                                               631,131
                                         -------------
METAL MINING--0.16%
     1,200    BARRICK GOLD CORP (U.S.)          21,225
     4,300  * FREEPORT-MCMORAN COPPER
                & GOLD, INC (CLASS B)           90,837
     1,000    HOMESTAKE MINING CO                7,812
    14,300  * INCO LTD CO (U.S.)               336,050
     1,700    NEWMONT MINING CORP               41,650
       496    PHELPS DODGE CORP                 33,294
    33,000    PLACER DOME, INC (U.S.)          354,750
                                         -------------
                                               885,618
                                         -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES--0.23%
     1,350    HASBRO, INC                     $ 25,734
       500    JOSTENS, INC                      12,156
     7,800    MATTEL, INC                      102,375
    11,300    MINNESOTA MINING &
                MANUFACTURING CO             1,105,987
                                         -------------
                                             1,246,252
                                         -------------
MISCELLANEOUS RETAIL--0.71%
    69,085    CVS CORP                       2,759,082
       600    LONGS DRUG STORES CORP            15,487
     9,800  * OFFICE DEPOT, INC                107,187
     5,000    RITE AID CORP                     55,937
     8,400  * STAPLES, INC                     174,300
     8,200  * TOYS R US, INC                   117,362
    21,736    WALGREEN CO                      635,778
                                         -------------
                                             3,865,133
                                         -------------
MOTION PICTURES--1.10%
    51,400    DISNEY (WALT) CO               1,503,450
    61,240    TIME WARNER, INC               4,436,072
                                         -------------
                                             5,939,522
                                         -------------
NONDEPOSITORY INSTITUTIONS--1.08%
    11,000    AMERICAN EXPRESS CO            1,828,750
    44,660    ASSOCIATES FIRST CAPITAL CORP  1,225,358
     5,300    CAPITAL ONE FINANCIAL CORP       255,393
       700    COUNTRYWIDE CREDIT
                INDUSTRIES, INC                 17,675
    21,500    FEDERAL NATIONAL MORTGAGE
                ASSOCIATION                  1,342,406
    14,136    FREDDIE MAC                      665,275
    11,926    HOUSEHOLD INTERNATIONAL, INC     444,243
     1,400    SLM HOLDINGS CORP                 59,150
                                         -------------
                                             5,838,250
                                         -------------
NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
       100    VULCAN MATERIALS CO                3,993
                                         -------------
OIL AND GAS EXTRACTION--1.41%
     2,200    ANADARKO PETROLEUM CORP           75,075
    47,497    APACHE CORP                    1,754,420
     3,805    BURLINGTON RESOURCES, INC        125,802
       134    DEVON ENERGY CORP (NEW)            4,405
     8,500    HALLIBURTON CO                   342,125
       400    HELMERICH & PAYNE, INC             8,725
     3,590    KERR-MCGEE CORP                  222,580
     2,700    OCCIDENTAL PETROLEUM CORP         58,387
     2,200  * ROWAN COS, INC                    47,712
                                         -------------

32  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

OIL AND GAS EXTRACTION--(Continued)
    48,028    ROYAL DUTCH PETROLEUM CO
                (NEW YORK REGD) ADR     $    2,902,692
    12,300    SCHLUMBERGER LTD                 691,875
     9,450    TOTAL FINA S.A.                1,261,327
     2,381  * TRANSOCEAN SEDCO FOREX, INC       80,209
     6,200    UNION PACIFIC RESOURCES
                GROUP, INC                      79,050
                                         -------------
                                             7,654,384
                                         -------------

PAPER AND ALLIED PRODUCTS--0.70%
     2,400    AVERY DENNISON CORP              174,900
       400    BEMIS, INC                        13,950
     1,800    BOISE CASCADE CORP                72,900
     2,200    CHAMPION INTERNATIONAL CORP      136,262
    64,000    FORT JAMES CORP                1,752,000
     8,342    INTERNATIONAL PAPER CO           470,801
    12,700    KIMBERLY-CLARK CORP              828,675
     2,500    MEAD CORP                        108,593
       200    POTLATCH CORP                      8,925
        83  * SMURFIT-STONE CONTAINER CORP       2,033
       400    TEMPLE-INLAND, INC                26,375
     2,200    WESTVACO CORP                     71,775
     3,000    WILLAMETTE INDUSTRIES, INC       139,312
                                         -------------
                                             3,806,501
                                         -------------

PERSONAL SERVICES--0.04%
     4,100    BLOCK (H&R), INC                 179,375
     3,500    SERVICE CORP INTERNATIONAL        24,281
                                         -------------
                                               203,656
                                         -------------

PETROLEUM AND COAL PRODUCTS--3.94%
     2,800    AMERADA HESS CORP                158,900
     2,100    ASHLAND, INC                      69,168
     1,200    ATLANTIC RICHFIELD CO            103,800
    38,438    BP AMOCO PLC (SPONS ADR)       2,279,853
    13,900    CHEVRON CORP                   1,204,087
    60,361    CONOCO, INC (CLASS B)          1,501,479
   179,342    EXXON MOBIL CORP              14,448,239
     6,800    PHILLIPS PETROLEUM CO            319,600
     3,500    SUNOCO, INC                       82,250
    10,406    TEXACO, INC                      565,175
     7,200    TOSCO CORP                       195,750
     5,448    UNOCAL CORP                      182,848
    10,300    USX-MARATHON GROUP, INC          254,281
                                         -------------
                                            21,365,430
                                         -------------

PRIMARY METAL INDUSTRIES--0.73%
       268    AK STEEL HOLDINGS CORP             5,058
     3,500    ALCAN ALUMINUM CO LTD (U.S.)     144,156
    41,725    ALCOA, INC                     3,463,175
     1,500    ALLEGHENY TECHNOLOGIES, INC       33,656
     3,800  * BETHLEHEM STEEL CORP              31,825
     4,300    ENGELHARD CORP                    81,162
       900    NUCOR CORP                        49,331
     1,200    REYNOLDS METALS CO                91,950
     2,100    USX-US STEEL GROUP, INC           69,300
       700    WORTHINGTON INDUSTRIES, INC       11,593
                                         -------------
                                             3,981,206
                                         -------------

PRINTING AND PUBLISHING--0.79%
       500    AMERICAN GREETINGS CORP
                (CLASS A)                       11,812
     3,200    DELUXE CORP                       87,800
     2,800    DONNELLEY (R.R.) & SONS CO        69,475
     3,300    DOW JONES & CO, INC              224,400
     9,263    GANNETT CO, INC                  755,513
       700    KNIGHT-RIDDER, INC                41,650
     1,600    MCGRAW HILL COS, INC              98,600
     2,000    MEREDITH CORP                     83,375
     3,100    NEW YORK TIMES CO (CLASS A)      152,287
     1,500    TIMES MIRROR CO SERIES A         100,500
    48,459    TRIBUNE CO                     2,668,273
                                         -------------
                                             4,293,685
                                         -------------

RAILROAD TRANSPORTATION--0.19%
    12,700    BURLINGTON NORTHERN
                SANTA FE CORP                  307,975
     4,700    CSX CORP                         147,462
     4,000    KANSAS CITY SOUTHERN
                INDUSTRIES, INC                298,500
     2,700    NORFOLK SOUTHERN CORP             55,350
     5,400    UNION PACIFIC CORP               235,575
                                         -------------
                                             1,044,862
                                         -------------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.36%
     2,900    ARMSTRONG WORLD INDUSTRIES, INC   96,787
     2,700    COOPER TIRE & RUBBER CO           42,018
     2,800    GOODYEAR TIRE & RUBBER CO         78,925
     6,492    ILLINOIS TOOL WORKS, INC         438,615
     7,100    NIKE, INC (CLASS B)              351,893
     6,700  * PACTIV CORP                       71,187
    19,150  * PERLOS OYJ                       675,176
       400  * REEBOK INTERNATIONAL LTD           3,275
     2,468  * SEALED AIR CORP                  127,873
     2,400    TUPPERWARE CORP                   40,650
                                         -------------
                                             1,926,399
                                         -------------

SECURITY AND COMMODITY BROKERS--1.06%
       946    BEAR STEARNS COS, INC             40,441
     6,600    FRANKLIN RESOURCES, INC          211,612


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 33

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

SECURITY AND COMMODITY BROKERS--(CONTINUED)
     2,800    LEHMAN BROTHERS HOLDINGS, INC  $ 237,125
     7,200    MERRILL LYNCH & CO, INC          601,200
    25,976    MORGAN STANLEY, DEAN
                WITTER, & CO                 3,708,074
     1,500    PAINE WEBBER GROUP, INC           58,218
     3,500    PRICE (T. ROWE) ASSOCIATES, INC  129,281
    20,200    SCHWAB (CHARLES) CORP            775,175
        56    WADDELL & REED FINANCIAL, INC
                (CLASS A)                        1,519
       244    WADDELL & REED FINANCIAL, INC
                (CLASS B)                        6,130
                                         -------------
                                             5,768,775
                                         -------------

STONE, CLAY, AND GLASS PRODUCTS--0.16%
     5,200    CORNING, INC                     670,475
     4,400    OWENS CORNING CO                  84,975
     5,395  * OWENS ILLINOIS, INC              135,212
                                         -------------
                                               890,662
                                         -------------

TEXTILE MILL PRODUCTS--0.01%
     1,500    RUSSELL CORP                      25,125
       100    SPRING INDUSTRIES, INC             3,993
                                         -------------
                                                29,118
                                         -------------

TOBACCO PRODUCTS--0.24%
    52,700    PHILIP MORRIS COS, INC         1,221,981
     3,200    UST, INC                          80,600
                                         -------------
                                             1,302,581
                                         -------------

TRANSPORTATION BY AIR--0.43%
     3,200  * AMR CORP                         214,400
    14,858  * CONTINENTAL AIRLINES, INC
                (CLASS B)                      659,323
     4,200    DELTA AIRLINES, INC              209,212
     6,780  * FDX CORP                         277,556
    58,901    SOUTHWEST AIRLINES CO            953,459
     1,200  * U.S. AIRWAYS GROUP, INC           38,475
                                         -------------
                                             2,352,425
                                         -------------

TRANSPORTATION EQUIPMENT--2.65%
    21,220    BOEING CO                        881,956
    18,163    DAIMLERCHRYSLER (U.S.A.)       1,421,254
     5,771    DANA CORP                        172,769
     2,500    DANAHER CORP                     120,625
    10,903    DELPHI AUTOMOTIVE SYSTEMS CORP   171,722
     2,500    EATON CORP                       181,562
       200    FLEETWOOD ENTERPRISES, INC         4,125
    22,700    FORD MOTOR CO                  1,213,031
     4,100    GENERAL DYNAMICS CORP            216,275
    16,900    GENERAL MOTORS CORP            1,228,418
    22,269  * GENERAL MOTORS CORP (CLASS H)  2,137,824
     5,400    GOODRICH (B.F.) CO               148,500
    52,009    HONEYWELL International, INC   3,000,269
     4,200    ITT INDUSTRIES, INC              140,437
     6,300    LOCKHEED MARTIN CORP             137,812
     1,500  * NAVISTAR INTERNATIONAL CORP       71,062
     1,300    NORTHROP GRUMMAN CORP             70,281
     2,400    PACCAR, INC                      106,350
     2,500    TEXTRON, INC                     191,718
     2,500    TRW, INC                         129,843
    40,000    UNITED TECHNOLOGIES CORP       2,600,000
                                         -------------
                                            14,345,833
                                         -------------

WATER TRANSPORTATION--0.11%
    12,400    CARNIVAL CORP (CLASS A)          592,875
                                         -------------

WHOLESALE TRADE-DURABLE GOODS--0.04%
       200    BRIGGS & STRATTON CORP            10,725
     1,700    GENUINE PARTS CO                  42,181
     2,100    GRAINGER (W.W.), INC             100,406
       677  * HUTTIG BUILDING PRODUCTS, INC      3,342
     1,000    IKON OFFICE SOLUTIONS, INC         6,812
     1,700  * LANIER WORLDWIDE, INC              6,587
                                         -------------
                                               170,053
                                         -------------
WHOLESALE TRADE-NONDURABLE GOODS--0.73%
        87    BERGEN BRUNSWIG CORP (CLASS A)       723
    60,246    CARDINAL HEALTH, INC           2,884,050
    12,900    ENRON CORP                       572,437
     5,142    MCKESSON HBOC, INC               116,016
     5,700    SUPERVALU, INC                   114,000
     6,300    SYSCO CORP                       249,243
                                         -------------
                                             3,936,469
                                         -------------

TOTAL COMMON STOCK
(COST $409,157,015)                        505,364,758
                                         -------------


SHORT TERM INVESTMENTS--6.32%

U.S. GOVERNMENT AND AGENCIES--6.32%
              FEDERAL HOME LOAN
                MORTGAGE CORP (FHLMC)
$1,025,000     5.000%, 01/13/00              1,023,292
 5,300,000  (0)5.600%, 01/13/00              5,290,107
 6,000,000  (0)5.640%, 01/13/00              5,988,720
10,100,000  (0)5.720%, 01/25/00             10,061,485
 1,900,000     5.550%, 03/16/00              1,878,031


34  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
SHARES                                           VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCIES--(CONTINUED)
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
$10,000,000  (0)5.630%, 01/14/00           $ 9,979,669
                                         -------------
                                            34,221,304
                                         -------------

TOTAL SHORT TERM INVESTMENTS
(COST $34,221,304)                          34,221,304
                                         -------------

TOTAL PORTFOLIO
(COST $444,388,853)                       $540,805,530
                                         -------------



---------------

*   NON-INCOME PRODUCING

X   IN BANKRUPTCY

(0) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN SEGREGATED BY THE CUSTODIAN TO COVER MARGIN OR OTHER REQUIREMENTS ON OPEN FUTURES CONTRACTS.

AT DECEMBER 31, 1999, THE AGGREGATE COST OF PORTFOLIO INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS $446,565,600. NET UNREALIZED APPRECIATION AGGREGATED $94,239,930, OF WHICH $115,069,100 RELATED TO APPRECIATED PORTFOLIO INVESTMENTS AND $20,829,170 RELATED TO DEPRECIATED PORTFOLIO INVESTMENTS.

SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 35

TIAA-CREF MUTUAL FUNDS     STATEMENT OF INVESTMENTS           GROWTH EQUITY FUND
                               DECEMBER 31, 1999             SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                        VALUE       %
--------------------------------------------------------------------------------

PREFERRED STOCK
HEALTH SERVICES                     $       10   0.00%
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                      14,392   0.00
                                  ------------ ------
TOTAL PREFERRED STOCK
(COST $12,766)                          14,402   0.00
                                  ------------ ------
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS           17,224   0.00
AGRICULTURAL SERVICES                   13,762   0.00
AMUSEMENT AND RECREATION SERVICES    8,343,895   1.20
APPAREL AND ACCESSORY STORES         2,040,461   0.29
APPAREL AND OTHER TEXTILE PRODUCTS     194,961   0.03
AUTO REPAIR, SERVICES AND PARKING        5,456   0.00
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                             212,012   0.03
BUILDING MATERIALS AND GARDEN
  SUPPLIES                           6,991,468   1.00
BUSINESS SERVICES                  143,954,668  20.68
CHEMICALS AND ALLIED PRODUCTS       71,726,773  10.30
COMMUNICATIONS                      92,882,009  13.34
DEPOSITORY INSTITUTIONS              5,159,525   0.74
EATING AND DRINKING PLACES           1,751,468   0.25
EDUCATIONAL SERVICES                   132,696   0.02
ELECTRIC, GAS, AND SANITARY
  SERVICES                           1,395,924   0.20
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                        116,342,636  16.71
ENGINEERING AND MANAGEMENT
  SERVICES                             737,163   0.11
FABRICATED METAL PRODUCTS            1,891,723   0.27
FOOD AND KINDRED PRODUCTS           11,303,191   1.63
FOOD STORES                          4,870,295   0.70
FURNITURE AND FIXTURES               2,741,476   0.39
FURNITURE AND HOMEFURNISHINGS
  STORES                             5,278,451   0.76
GENERAL BUILDING CONTRACTORS            44,112   0.01
GENERAL MERCHANDISE STORES          10,308,963   1.48
HEALTH SERVICES                        429,736   0.06
HEAVY CONSTRUCTION, EXCEPT BUILDING    123,662   0.02
HOLDING AND OTHER INVESTMENT
  OFFICES                              288,745   0.04
HOTELS AND OTHER LODGING PLACES        118,428   0.02
INDUSTRIAL MACHINERY AND EQUIPMENT  97,572,556  14.02
INSTRUMENTS AND RELATED PRODUCTS    10,025,555   1.44
INSURANCE AGENTS, BROKERS
  AND SERVICE                           81,400   0.01
INSURANCE CARRIERS                   5,112,379   0.73
LEATHER AND LEATHER PRODUCTS            18,271   0.00
LEGAL SERVICES                          24,000   0.00
LOCAL AND INTERURBAN
  PASSENGER TRANSIT                      9,450   0.00
LUMBER AND WOOD PRODUCTS               105,512   0.02%
METAL MINING                           210,780   0.03
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                           213,982   0.03
MISCELLANEOUS RETAIL                 5,810,221   0.83
MOTION PICTURES                      3,893,200   0.56
NONDEPOSITORY INSTITUTIONS           5,799,572   0.83
NONMETALLIC MINERALS, EXCEPT FUELS       8,062   0.00
OIL AND GAS EXTRACTION               1,124,855   0.16
PAPER AND ALLIED PRODUCTS            1,311,704   0.19
PERSONAL SERVICES                      238,287   0.03
PETROLEUM AND COAL PRODUCTS            150,322   0.02
PRIMARY METAL INDUSTRIES               102,543   0.01
PRINTING AND PUBLISHING                606,134   0.09
RAILROAD TRANSPORTATION                387,162   0.06
REAL ESTATE                             49,003   0.01
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                   2,807,037   0.40
SECURITY AND COMMODITY BROKERS       2,020,454   0.29
SOCIAL SERVICES                         17,025   0.00
SPECIAL TRADE CONTRACTORS               56,586   0.01
STONE, CLAY, AND GLASS PRODUCTS      1,423,031   0.20
TEXTILE MILL PRODUCTS                   44,843   0.01
TOBACCO PRODUCTS                     1,346,000   0.19
TRANSPORTATION BY AIR                   39,703   0.01
TRANSPORTATION EQUIPMENT            17,122,386   2.46
TRANSPORTATION SERVICES                221,448   0.03
TRUCKING AND WAREHOUSING               110,617   0.02
WATER TRANSPORTATION                 4,635,995   0.67
WHOLESALE TRADE-DURABLE GOODS          343,733   0.05
WHOLESALE TRADE-NONDURABLE GOODS     6,968,380   1.00
                                  ------------ ------
TOTAL COMMON STOCK
(COST $493,031,918)                659,313,071  94.69
                                  ------------ ------
SHORT TERM INVESTMENTS
U.S. GOVERNMENT and AGENCIES        35,349,251   5.08
                                  ------------ ------
TOTAL SHORT TERM INVESTMENTs
(COST $35,349,251)                  35,349,251   5.08
                                  ------------ ------
TOTAL PORTFOLIO
(COST $528,393,935)                694,676,724  99.77
OTHER ASSETS & LIABILITIES, NET      1,595,163   0.23
                                  ------------ ------
NET ASSETS                        $696,271,887 100.00%
                                  ============ ======






36  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS         GROWTH EQUITY FUND
                                 DECEMBER 31, 1999

--------------------------------------------------------------------------------
     SHARES                                      VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK--0.00%

HEALTH SERVICES--0.00%
         7  * MEDIQ, INC SERIES A         $         10
                                          ------------
RUBBER AND MISCELLANEOUS PLASTIC
PRODUCTS--0 .00%
       285    SEALED AIR CORP (CLASS A)         14,392
                                          ------------
TOTAL PREFERRED STOCK
(COST $12,766)                                  14,402
                                          ------------
COMMON STOCK--94.69%

AGRICULTURAL PRODUCTION-CROPS--0.00%
       700    DELTA & PINE LAND CO              12,162
       600  * HINES HORTICULTURE, INC            5,062
                                          ------------
                                                17,224
                                          ------------

AGRICULTURAL SERVICES--0.00%
       500  * CADIZ, INC                         4,750
       700  * VETERINARY CENTERS OF
                AMERICA, INC                     9,012
                                          ------------
                                                13,762
                                          ------------

AMUSEMENT AND RECREATION SERVICES--1.20%
       400  * ANCHOR GAMING CO                  17,375
     1,500  * ARGOSY GAMING CORP                23,343
       400  * BALLY TOTAL FITNESS
                HOLDINGS CORP                   10,675
       400  * CHAMPIONSHIP AUTO RACING
                TEAMS, INC                       9,200
       700    DOVER DOWNS ENTERTAINMENT, INC    13,125
     1,312    INTERNATIONAL SPEEDWAY CORP
                (CLASS A)                       66,092
   160,636  * PREMIER PARKS, INC             4,638,364
    93,788  * SFX ENTERTAINMENT, INC
                (CLASS A)                    3,393,953
       500  * SPEEDWAY MOTORSPORTS, INC         13,906
       600  * STATION CASINOS, INC              13,462
     1,900  * WESTWOOD ONE, INC                144,400
                                          ------------
                                             8,343,895
                                          ------------

APPAREL AND ACCESSORY STORES--0.29%
     4,536  * ABERCROMBIE & FITCH CO
                (CLASS A)                      121,054
     1,200  * AMERICAN EAGLE OUTFITTERS, INC    54,000
       200  * ANN TAYLOR STORES CORP             6,887
       100  * BEBE STORES, INC                   2,700
     1,900    BURLINGTON COAT FACTORY
                WAREHOUSE CORP                  26,362
       200    CATO CORP (CLASS A)                2,525
     1,300  * CHILDRENS PLACE RETAIL STORES     21,368
     2,100    CLAIRES STORES, INC               46,987
       900    DEB SHOPS, INC                    16,650
     1,300  * FOOTSTAR, INC                     39,650
    26,500    GAP, INC                       1,219,000
     2,200  * GENESCO, INC                      28,600
       925    INTIMATE BRANDS, INC (CLASS A)    39,890
     1,300  x*JUST FOR FEET, INC                 1,625
       695    LIMITED, INC                      30,102
     1,300  * MEN'S WEARHOUSE, INC              38,187
       900  * PACIFIC SUNWEAR CALIFORNIA, INC   28,687
     2,900    ROSS STORES, INC                  52,018
       800  * STEIN MART, INC                    4,550
    12,200    TJX COS, INC                     249,337
        99  * TOO, INC                           1,707
       700  * WET SEAL, INC (CLASS A)            8,575
                                          ------------
                                             2,040,461
                                          ------------

APPAREL AND OTHER TEXTILE PRODUCTS--0.03%
       200  * GUESS ?, INC                       4,350
     4,300  * JONES APPAREL GROUP, INC         116,637
     1,700  * NAUTICA ENTERPRISES, INC          19,231
     1,800  * POLO RALPH LAUREN CORP            30,712
       200  * QUIKSILVER, INC                    3,100
     1,700    WARNACO GROUP, INC (CLASS A)      20,931
                                          ------------
                                               194,961
                                          ------------

AUTO REPAIR, SERVICES AND PARKING--0.00%
       200  * AUTOWEB.COM, INC                   2,175
       150    MIDAS, INC                         3,281
                                          ------------
                                                 5,456
                                          ------------

AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.03%
     6,400  * AUTONATION, INC                   59,200
     2,200  * AUTOZONE, INC                     71,087
       100  * COPART, INC                        4,350
     2,000  * CSK AUTO CORP                     35,000
       200  * LITHIA MOTORS, INC (CLASS A)       3,575
     1,800  * OREILLY AUTOMOTIVE, INC           38,700
        11    PEP BOYS MANNY, MOE, & JACK CO       100
                                          ------------
                                               212,012
                                          ------------

BUILDING MATERIALS AND GARDEN SUPPLIES--1.00%
       700    FASTENAL CO                       31,456
    89,400    HOME DEPOT, INC                6,129,487
    13,900    LOWES COS, INC                   830,525
                                          ------------
                                             6,991,468
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 37

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------


BUSINESS SERVICES--20.68%
       400  * 24/7 MEDIA, INC                 $ 22,500
     1,600    AARON RENTS, INC                  28,400
       300    ABM INDUSTRIES, INC                6,112
       300  * ABOUT.COM, INC                    26,925
     1,500  * ACCLAIM ENTERTAINMENT, INC         7,687
     1,300    ACKERLEY GROUP, INC               23,562
       500  * ACNEILSEN CORP                    12,312
       700  * ACTIVISION, INC                   10,718
     1,000  * ACTUATE CORP                      42,875
     2,400  * ACXIOM CORP                       57,600
       400  * ADFORCE, INC                      28,550
     5,400    ADOBE SYSTEMS, INC               363,150
       300  * ADVANTAGE LEARNING SYSTEMS, INC    3,356
       300  * ADVENT SOFTWARE, INC              19,331
     1,500  * ADVO, INC                         35,625
     2,200  * AFFILIATED COMPUTER SERVICES, INC
                (CLASS A)                      101,200
       100  * ALLAIRE CORP                      14,631
       826  * AMDOCS LTD                        28,497
   178,200  * AMERICA ONLINE, INC           13,442,962
     2,700  * AMERICAN MANAGEMENT
                SYSTEMS, INC                    84,712
       700    ANALYSTS INTERNATIONAL CORP        8,750
     1,400  * ANSWERTHINK CONSULTING GROUP      47,950
       300  * APPLIEDTHEORY CORP                 8,325
     1,100  * ARDENT SOFTWARE, INC              42,900
       300  * ASHTON TECHNOLOGY GROUP, INC       1,931
       600  * ASPECT DEVELOPMENT, INC           41,100
       200  * ASPEN TECHNOLOGY, INC              5,287
       300  * AUTOBYTEL.COM, INC                 4,556
     1,500    AUTODESK, INC                     50,625
    25,000    AUTOMATIC DATA
                PROCESSING, INC              1,346,875
     1,400  * AVANT CORP                        21,000
     1,000  * AVT CORP                          47,000
     1,000  * AWARE, INC                        36,375
     1,000  * AXENT TECHNOLOGIES, INC           21,000
        30  * AZTEC TECHNOLOGY PARTNERS, INC       136
       400  * BANYAN SYSTEMS, INC                8,000
       800  * BARRA, INC                        25,400
     6,200  * BEA SYSTEMS, INC                 433,612
       200  * BEST SOFTWARE, INC                 5,900
       700  * BEYOND.COM CORP                    5,468
       800  * BILLING CONCEPTS CORP              5,200
       400  * BINDVIEW DEVELOPMENT CORP         19,875
       900  * BISYS GROUP, INC                  58,725
    91,732  * BMC SOFTWARE, INC              7,332,826
       200  * BOTTOMLINE TECHNOLOGIES, INC       7,200
       500  * BRIO TECHNOLOGY, INC              21,000
     2,200  * BROADVISION, INC                 374,137
       100  * BROCADE COMMUNICATIONS
                SYSTEMS, INC                    17,700
       500  * BUILDING ONE SERVICES CORP         4,718
       300  * CACI INTERNATIONAL, INC (CLASS A)  6,787
     5,100  * CADENCE DESIGN SYSTEMS, INC      122,400
     1,400  * CAMBRIDGE TECHNOLOGY
                PARTNERS, INC                   36,750
       200  * CAREERBUILDER, INC                 1,287
       900  * CATALINA MARKETING CORP          104,175
       700  * CCC INFORMATION SERVICES
                GROUP, INC                      11,987
     1,400  * CDI CORP                          33,775
    15,194  * CENDANT CORP                     403,590
     3,200  * CENTURY BUSINESS SERVICES, INC    27,000
    77,100  * CERIDIAN CORP                  1,662,468
     1,300  * CERNER CORP                       25,593
     1,400  * CHECKFREE HOLDINGS CORP          146,300
     1,660  * CHOICEPOINT, INC                  68,682
     2,300  * CIBER, INC                        63,250
     3,300  * CITRIX SYSTEMS, INC              405,900
       700  * CLARIFY, INC                      88,200
     3,000  * CMGI, INC                        830,625
     1,900  * CNET, INC                        107,825
       100  * COGNIZANT TECHnology SOLUTIONS    10,931
       800  * COMPLETE BUSINESS SOLUTIONS, INC  20,100
    17,100    COMPUTER ASSOCIATES
                INTERNATIONAL, INC           1,195,931
       600  * COMPUTER HORIZONS CORP             9,712
       700  * COMPUTER NETWORK
                TECHNOLOGY CORP                 16,056
     4,800  * COMPUTER SCIENCES CORP           454,200
       800    COMPUTER TASK GROUP, INC          11,850
    13,100  * COMPUWARE CORP                   487,975
       800  * CONCORD COMMUNICATIONS, INC       35,500
       400  * CONCUR TECHNOLOGIES, INC          11,600
     1,400  * CONVERGYS CORP                    43,050
       200  * CORT BUSINESS SERVICES CORP        3,487
       400  * COSTAR GROUP                      14,350
     2,000  * COTELLIGENT, INC                  10,750
       700  * CRITICAL PATH, INC                66,062
     2,600  * CSG SYSTEMS INTERNATIONAL, INC   103,675
       700  * CTC COMMUNICATIONS GROUP          27,310




38  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES--(Continued)
       100  * CYBERCASH, INC                $      925
       400  * DATA BROADCASTING CORP             3,300
     1,600  * DATASTREAM SYSTEMS, INC           39,300
     1,000  * DBT ONLINE, INC                   24,375
     1,200  * DENDRITE INTERNATIONAL, INC       40,650
       500  * DIGITAL RIVER, INC                16,656
       400  * DOCUMENTUM, INC                   23,950
     1,322  * DOUBLECLICK, INC                 334,548
       300  * DSP GROUP, INC                    27,900
       248  * DST SYSTEMS, INC                  18,925
       500  * EARTHLINK NETWORK, INC            21,250
       300  * EARTHWEB, INC                     15,093
     3,700  * EBAY, INC                        463,193
       400  * ECHELON CORP                       7,825
     1,162  * ECLIPSYS CORP                     29,776
     2,400  * ELECTRONIC ARTS, INC             201,600
    78,000    ELECTRONIC DATA SYSTEMS CORP   5,221,125
     2,300  * ELECTRONICS FOR IMAGING, INC     133,687
       600  * ENGINEERING ANIMATION, INC         5,250
       400  * ENTRUST TECHNOLOGIES, INC         23,975
     1,200  * EPICOR SOFTWARE CORP               6,075
     7,100    EQUIFAX, INC                     167,293
     1,000  * EXCALIBUR TECHNOLOGIES CORP       20,625
       300  * EXCHANGE APPLICATIONS, inc        16,762
     5,358  * EXCITE AT HOME                   229,724
       150    FACTSET RESEARCH SYSTEMS, INC     11,943
       500    FAIR ISSAC & CO, INC              26,500
     1,100  * FILENET CORP                      28,050
     4,800    FIRST DATA CORP                  236,700
     3,900  * FISERV, INC                      149,418
       576  * FREEMARKETS, INC                 196,596
     1,588  * GARTNER GROUP, INC (CLASS B)      21,934
       200  * GENESYS TELECOMMUNICATIONS
                LABORATORIES, INC               10,800
     1,200    GERBER SCIENTIFIC, INC            26,325
       600  * GETTY IMAGES, INC                 29,325
     2,430  * GO.COM                            57,864
       900  * GO2NET, INC                       78,300
       600  * GREAT PLAINS SOFTWARE, INC        44,850
     2,100  * GTECH HOLDINGS CORP               46,200
     1,850  * HARBINGER CORP                    58,853
       574  * HEALTHEON/WEBMD CORP              21,525
       100  * HEIDRICK & STRUGGLES
                INTERNATIONAL, INC               4,225
       700  * HNC SOFTWARE                      74,025
       885  * HYPERION SOLUTIONS CORP           38,497
     1,200  * I2 TECHNOLOGIES, INC             234,000
       300  * IMRGLOBAL CORP                     3,768
    13,200    IMS HEALTH, INC                  358,875
     1,400  * INFOCURE CORP                     43,662
       200  * INFORMATICA CORP                  21,275
     9,500  * INFORMIX CORP                    108,656
     1,000  * INFOSPACE.COM, INC               214,000
     1,300  * INFOUSA, INC                      18,118
     3,000  * INKTOMI CORP                     266,250
     1,100  * INTEGRATED SYSTEMS, INC           36,918
       400  * INTERIM SERVICES, INC              9,900
        51  * INTERNET CAPITAL GROUP, INC        8,670
    82,000    INTERPUBLIC GROUP OF COS, INC  4,730,375
       500  * INTERVU, INC                      52,500
     5,000  * INTUIT, INC                      299,687
       700  * ISS GROUP, INC                    49,787
     1,100  * IVILLAGE, INC                     22,275
       700  * J.D. EDWARDS & CO                 20,912
       600    JACK HENRY & ASSOCIATES, INC      32,212
       500  * JDA SOFTWARE GROUP, INC            8,187
     2,100  * KEANE, INC                        66,675
       200  * KORN FERRY INTERNATIONAL           7,275
     2,250  * LABOR READY, INC                  27,281
     1,100  * LAMAR ADVERTISING CO (CLASS A)    66,618
     3,000  * LEARN2.COM, INC                    9,843
    11,300  * LEGATO SYSTEMS, INC              777,581
       700  * LHS GROUP, INC                    17,193
     2,800  * LYCOS, INC                       222,775
     1,300  * MACROMEDIA, INC                   95,062
       500  * MACROVISION CORP                  37,000
     1,400    MANPOWER, INC                     52,675
       400  * MANUGISTICS GROUP, INC            12,925
       700  * MAPICS, INC                        8,837
       200  * MARIMBA, INC                       9,212
     2,300  * MASTECH CORP                      56,925
       400  * MEDICONSULT.COM, INC               2,500
     2,100  * MEDQUIST, INC                     54,206
       200  * MEMBERWORKS, INC                   6,637
     1,500  * MENTOR GRAPHICS CORP              19,781
        30  * MERANT PLC ADR                       930
     1,300  * MERCURY INTERACTIVE CORP         140,318
     1,000  * MESSAGEMEDIA, INC                 14,062
     1,600  * METAMOR WORLDWIDE, INC            46,600
       300  * MICROMUSE, INC                    51,000
   340,890  * MICROSOFT CORP                39,798,907
     1,500  * MICROSTRATEGY, INC               315,000
       600  * MIDWAY GAMES, INC                 14,362


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 39

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES--(CONTINUED)
     1,000  * MINDSPRING ENTERPRISES, INC     $ 26,406
     1,600  * MODIS PROFESSIONAL SERVICES       22,800
        28  * MOMENTUM BUSINESS
                APPLICATIONS, INC                  220
       100  * MPATH INTERACTIVE, INC             2,662
       100  * MULTEX.COM, INC                    3,762
       500    NATIONAL COMPUTER SYSTEMS, INC    18,812
     1,700    NATIONAL DATA CORP                57,693
       300  * NBC INTERNET, INC                 23,175
       600  * NCO GROUP, INC                    18,075
       200  * NEON SYSTEMS, INC                  7,850
       100  * NET PERCEPTIONS, INC               4,200
     1,000  * NETOBJECTS, INC                   16,500
       200  * NETOPIA, INC                      10,862
     5,200  * NETWORK APPLIANCE, INC           431,925
       300  * NETWORK PERIPHERALS, INC          14,175
       500  * NETWORK SOLUTIONS, INC           108,781
     3,700  * NETWORKS ASSOCIATES, INC          98,743
       900  * NEW ERA OF NETWORKS, INC          42,862
     2,700  * NOVA CORP (GEORGIA)               85,218
    14,000  * NOVELL, INC                      559,125
       600  * OMEGA RESEARCH, INC                3,600
    45,200    OMNICOM GROUP, INC             4,520,000
       300  * ON ASSIGNMENT, INC                 8,962
       800  * ONEMAIN.COM, INC                  12,000
     1,300  * ONHEALTH NETWORK CO               11,618
       400  * ONYX SOFTWARE CORP                14,800
     1,000  * OPEN MARKET, INC                  45,125
     2,355  * OPENTV CORP                      188,988
   207,992  * ORACLE CORP                   23,308,103
    11,100  * PARAMETRIC TECHNOLOGY CORP       300,393
     9,300    PAYCHEX, INC                     372,000
       400  * PCORDER.COM, INC                  20,400
       200  * PEGASUS SYSTEMS, INC              12,062
     7,672  * PEOPLESOFT, INC                  163,509
       333  * PER SE TECHNOLOGIES, INC           2,799
     1,300  * PEREGRINE SYSTEMS, INC           109,443
     3,100  * PEROT SYSTEMS CORP (CLASS A)      58,900
       300  * PERVASIVE SOFTWARE, INC            5,081
     1,700  * POLICY MANAGEMENT
                SYSTEMS CORP                    43,456
       500  * PORTAL SOFTWARE, INC              51,437
       700  * PREVIEW TRAVEL, INC               36,487
     1,300  * PRICELINE.COM, INC                61,587
       600  * PRIVATE BUSINESS, INC              2,887
     1,800 #* PROCURENET, INC                      270
       800  * PRODIGY COMMUNICATIONS CORP       15,500
     1,100  * PROGRESS SOFTWARE CORP            62,425
       200  * PROJECT SOFTWARE &
                DEVELOPMENT, INC                11,100
       500  * PROXICOM, INC                     62,156
       900  * PROXYMED, INC                      8,775
     2,056  * PSINET, INC                      126,958
       650  * QRS CORP                          68,250
     1,700  * QUADRAMED CORP                    14,821
       100  * RADIANT SYSTEMS, INC               4,018
       100  * RADISYS CORP                       5,100
     1,200  * RARE MEDIUM GROUP, INC            37,204
     3,400  * RATIONAL SOFTWARE CORP           167,025
       100  * RAZORFISH, INC                     9,512
     1,300  * REALNETWORKS, INC                156,406
       100  * REDBACK NETWORKS, INC             17,750
       800  * REMEDY CORP                       37,900
     1,900  * RENT WAY, INC                     35,506
     1,400  * RENT-A-CENTER, INC                27,737
     2,700  * ROBERT HALF INTERNATIONAL, INC    77,118
     1,200    ROLLINS, INC                      18,000
     1,954  * ROMAC INTERNATIONAL, INC          26,256
     1,200  * RSA SECURITY, INC                 93,000
     1,100  * SABRE HOLDINGS CORP               56,375
       800  * SAGA SYSTEMS, INC                 15,950
     1,000  * SAGENT TECHNOLOGY, INC            29,937
       800  * SANCHEZ COMPUTER ASSOCIATES, INC  32,950
     1,200  * SANTA CRUZ OPERATION, INC         36,450
     1,000  * SAPIENT CORP                     140,937
       400  * SCIENT CORP                       34,575
       800    SEI INVESTMENT CO                 95,212
       500  * SERENA SOFTWARE, INC              15,468
       800    SHARED MEDICAL SYSTEMS CORP       40,750
    29,500  * SIEBEL SYSTEMS, INC            2,478,000
     2,100  * SITEL CORP                        14,700
     2,700  * SNYDER COMMUNICATIONS, INC        51,975
       300  * SOFTNET SYSTEMS, INC               7,537
       500    SOTHEBYS HOLDINGS, INC (CLASS A)  15,000
       800  * SOURCE MEDIA, INC                 14,800
       500  * SPORTSLINE.COM                    25,062
       400  * SPYGLASS, INC                     15,168
       700  * SS&C TECHNOLOGIES, INC             4,550
       300  * STAFFMARK, INC                     2,268
       500  * STARMEDIA NETWORK, INC            20,031
       200  * STARTEK, INC                       7,250
     2,800  * STERLING COMMERCE, INC            95,375
     1,100  * STERLING SOFTWARE, INC            34,650




40  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES--(CONTINUED)
     1,700  * STRUCTURAL DYNAMICS
                RESEARCH CORP             $     21,675
    88,000  * SUN MICROSYSTEMS, INC          6,814,500
     4,604  * SUNGARD DATA SYSTEMS, INC        109,345
     1,400  * SVI HOLDINGS, INC                 16,800
       800  * SYBASE, INC                       13,600
     1,000  * SYKES ENTERPRISES, INC            43,875
     2,200  * SYMANTEC CORP                    128,975
     2,930  * SYNOPSYS, INC                    195,577
       800  * SYSTEMS & COMPUTER
                TECHNOLOGY CORP                 13,000
     1,250  * TECHNOLOGY SOLUTIONS CO           40,937
       100  * TELETECH HOLDINGS, INC             3,370
     1,000  * THEGLOBE.COM, INC                  8,375
       400  * THESTREET.COM                      7,675
     1,050  * THQ, INC                          24,346
       300  * TICKETMASTER ONLINE-
                CITYSEARCH, INC                 11,531
       900  * TMP WORLDWIDE, INC               127,800
       600    TOTAL SYSTEM SERVICES, INC         9,787
     1,400  * TOWNE SERVICES, INC                5,600
       400  * TRACK DATA CORP                    4,075
       700  * TRANSACTION SYSTEM ARCHITECTURE   19,600
     1,900    TRUE NORTH COMMUNICATIONS, INC    84,906
       900  * TSI INTERNATIONAL SOFTWARE LTD    50,962
       500  * TYLER TECHNOLOGIES, INC            2,750
       500  * UNIGRAPHICS SOLUTIONS, INC        13,500
     2,200  * UNITED RENTALS, INC               37,675
        40  * US INTERACTIVE, INC                1,720
       300  * USINTERNETWORKING, INC            20,962
     3,300  * USWEB CORP                       146,643
       215  * VA LINUX SYSTEMS, INC             44,424
     2,600  * VALASSIS COMMUNICATIONS, INC     109,850
     2,800  * VERIO, INC                       129,325
     3,200  * VERISIGN, INC                    611,000
    34,750  * VERITAS SOFTWARE CORP          4,973,593
     1,500  * VERITY, INC                       63,843
     1,200  * VERTICALNET, INC                 196,800
       800  * VIGNETTE CORP                    130,400
       800  * VISIO CORP                        38,000
       500    WACKENHUT CORP SERIES A            7,468
       800  * WAVE SYSTEMS CORP (CLASS A)        9,550
       200  * WEBTRENDS CORP                    16,200
     1,500  * WEST TELESERVICES CORP            36,656
       950  * WIND RIVER SYSTEMS, INC           34,793
     9,891  * YAHOO, INC                     4,279,712
    31,900    YOUNG & RUBICAM, INC           2,256,925
                                          ------------
                                           143,954,668
                                          ------------

CHEMICALS AND ALLIED PRODUCTS--10.30%
    57,500    ABBOTT LABORATORIES CO         2,087,968
       500  * ABGENIX, INC                      66,250
       500  * ALGOS PHARMACEUTICAL CORP          5,500
       800  * ALKERMES, INC                     39,300
        20  * ALLERGAN SPECIALTY
                THERAPEUTICS, INC (CLASS A)        252
     5,000    ALLERGAN, INC                    248,750
     1,400    ALPHARMA, INC (CLASS A)           43,050
     2,800  * ALZA CORP                         96,950
   112,625    AMERICAN HOME PRODUCTS CORP    4,441,648
    41,200  * AMGEN, INC                     2,474,575
       800  * ANDRX CORP                        33,850
       400  * ANESTA CORP                        6,875
       500  * AVIRON, INC                        7,906
    10,200    AVON PRODUCTS, INC               336,600
       400  * BARR LABORATORIES, INC            12,550
     1,300  * BIO-TECHNOLOGY GENERAL CORP       19,825
     6,300  * BIOGEN, INC                      532,350
       600  * BIOMATRIX, INC                    11,550
    75,200    BRISTOL MYERS SQUIBB CO        4,826,900
       200    CABOT CORP                         4,075
     7,800  * CAREMARK RX, INC                  39,487
     1,200  * CELL PATHWAYS, INC                11,100
     1,400  * CEPHALON, INC                     48,387
       100  * CHATTEM, INC                       1,900
       800  * CHIREX, INC                       11,700
     1,400  * CHIRON CORP                       59,325
     1,000    CHURCH & DWIGHT CO, INC           26,687
     2,600    CK WITCO CORP                     34,775
     9,538    CLOROX CO                        480,476
    23,600    COLGATE PALMOLIVE CO           1,534,000
       800  * COLUMBIA LABORATORIES, INC         6,000
     1,400  * COR THERAPEUTICS, INC             37,625
     1,000  * CORIXA CORP                       17,000
       700  * COULTER PHARMACEUTICAL, INC       15,881
       900  * CREATIVE BIOMOLECULES, INC         4,443
       635  * CRESCENDO PHARMACEUTICALS CORP    11,608
       900  * CYGNUS, INC                       16,425
       300    DIAGNOSTIC PRODUCTS CORP           7,350
     4,000    DIAL CORP                         97,250
     5,113    DU PONT (E.I.) DE NEMOURS & CO   336,818
     2,100  * DURA PHARMACEUTICALS, INC         29,268


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 41

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       700  * DURAMED PHARMACEUTICALS, INC  $    4,987
     4,500    ECOLAB, INC                      176,062
    81,160  * ELAN CORP PLC ADR              2,394,220
     1,400  * ENZON, INC                        60,725
     1,000    FERRO CORP                        22,000
     3,100  * FOREST LABORATORIES, INC         190,456
       900    FULLER (H.B.) CO                  50,343
     1,500  * GENZYME CORP (GENERAL DIVISION)   67,500
        79  * GENZYME SURGICAL PRODUCTS            459
         8  * GENZYME-MOLECULAR ONCOLOGY            56
     1,565  * GILEAD SCIENCES, INC              84,705
     3,400  * GRACE W.R. & CO                   47,175
    53,980  * GUILFORD PHARMACEUTICALS, INC    917,660
     1,800  * HEMISPHERX BIOPHARMA, INC         17,887
       800  * HUMAN GENOME SCIENCES, INC       122,100
     3,400    ICN PHARMACEUTICALS, INC          86,062
     1,700  * ICOS CORP                         49,725
     1,800  * IDEC PHARMACEUTICALS CORP        176,850
       900  * IDEXX LABORATORIES, INC           14,512
       100  * IGEN INTERNATIONAL, INC            2,975
     1,200  * IMCLONE SYSTEMS, INC              47,550
     2,900  * IMMUNEX CORP                     317,550
     1,100  * INHALE THERAPEUTIC SYSTEMS        46,818
     1,400  * ISIS PHARMACEUTICALS, INC          8,750
     2,400  * IVAX CORP                         61,800
    58,933    JOHNSON & JOHNSON CO           5,488,135
     1,800    JONES PHARMACEUTICALS, INC        78,187
       950  * KING PHARMACEUTICALS, INC         53,259
       300  * KV PHARMACEUTICAL CO (CLASS B)     6,431
     3,600    LAUDER (ESTEE) CO (CLASS A)      181,575
     1,100  * LIGAND PHARMACEUTICALS CO
                (CLASS A)                       14,162
    74,065    LILLY (ELI) & CO               4,925,322
     2,100  * LIPOSOME CO, INC                  25,626
       900    MACDERMID, INC                    36,956
       600  * MEDCO RESEARCH, INC               18,037
     1,050  * MEDICIS PHARMACEUTICALS CORP
                (CLASS A)                       44,690
     2,075  * MEDIMMUNE, INC                   344,190
   177,079    MERCK & CO, INC               11,875,360
     1,300  * MILLENNIUM
                PHARMACEUTICALS, INC           158,600
    26,100    MONSANTO CO                      929,812
     3,600    MYLAN LABORATORIES, INC           90,675
     1,000    NATURES SUNSHINE PRODUCTS, INC     8,000
        75  * OCTEL CORP                           778
       750  * ORGANOGENESIS, INC               $ 6,515
       500  * PATHOGENESIS CORP                 10,718
   173,500    PFIZER, INC                    5,627,906
       300  * PHARMACYCLICS, INC                12,375
    59,600    PROCTER & GAMBLE CO            6,529,925
       300  * PROTEIN DESIGN
                LABORATORIES, INC               21,000
       200  * REVLON, INC (CLASS A)              1,587
     1,700  * REXALL SUNDOWN, INC               17,531
       600  * SAFESCIENCE, INC                   6,975
       400  * SANGSTAT MEDICAL CORP             11,900
     1,400  * SCHEIN PHARMACEUTICALS, INC       16,975
   161,698    SCHERING-PLOUGH CORP           6,821,634
       600  * SCOTTS CO (CLASS A)               24,150
     1,200  * SEPRACOR, INC                    119,025
       800  * SICOR, INC                         6,200
     1,000  * SUPERGEN, INC                     29,375
     1,300  * TECHNE CORP                       71,581
     1,100  * THERAGENICS CORP                   9,968
     1,000  * TRANSKARYOTIC THERAPIES, INC      38,500
     2,200  * TRIANGLE PHARMACEUTICALS, INC     28,187
       800    VALSPAR CORP                      33,500
     1,133  * VENTIV HEALTH, INC                10,409
       600  * VERTEX PHARMACEUTICALS, INC       21,000
       800  * VICAL, INC                        23,950
    57,300    WARNER-LAMBERT CO              4,695,018
     3,900  * WATSON PHARMACEUTICALS, INC      139,668
       400    WEST PHARMACEUTICALS SERVICES     12,375
     2,000  * ZILA, INC                          5,875
                                          ------------
                                            71,726,773
                                          ------------

COMMUNICATIONS--13.34%
     1,000  * ADELPHIA BUSINESS SOLUTIONS, INC  48,000
     2,000  * ADELPHIA COMMUNICATIONS CORP
                (CLASS A)                      131,250
       400  * ADVANCED RADIO TELECOM CORP        9,600
       300  * AERIAL COMMUNICATIONS, INC        18,262
     2,400  * ALLEGIANCE TELECOM, INC          221,400
     3,600    ALLTEL CORP                      297,675
     1,000  * AMERICAN MOBILE SATELLITE CORP    21,062
   105,690  * AMFM, INC                      8,270,242
    79,545    AT & T CORP                    4,036,908
   163,665  * AT & T CORP-LIBERTY
                MEDIA GROUP (CLASS A)        9,287,988
     6,378    BROADWING, INC                   235,188
     3,800  * CABLEVISION SYSTEMS CORP
                (CLASS A)                      286,900


42  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS--(CONTINUED)
     1,100  * CAPROCK COMMUNICATIONS CORP   $   35,681
   154,138  * CBS CORP                       9,855,198
       400  * CITADEL COMMUNICATIONS CORP       25,950
    74,204  * CLEAR CHANNEL
                COMMUNICATIONS, INC          6,622,707
       400  * COM21, INC                         8,975
    30,300    COMCAST CORP (CLASS A)
                SPECIAL                      1,532,043
       200  * COMMNET CELLULAR, INC              6,425
       300  * COMMONWEALTH TELEPHONE
                ENTERPRISES                     15,862
     1,900  * CONCENTRIC NETWORK CORP           58,543
     2,400  * COVAD COMMUNICATIONS GROUP       134,250
       800  * COX COMMUNICATIONS, INC
                (CLASS A)                       41,200
       300  * COX RADIO, INC (CLASS A)          29,925
       300  * CUMULUS MEDIA, INC                15,225
     1,800  * E.SPIRE COMMUNICATIONS, INC       10,462
       400  * EMMIS COMMUNICATIONS (CLASS A)    49,856
       600  * ENTERCOM COMMUNICATIONS CORP      39,600
    72,200    ERICSSON TELEFON (LM)
                SERIES B ADR                 4,742,637
     6,700  * EXODUS COMMUNICATIONS, INC       595,043
       100  * FLASHNET                             618
     3,500  * FOX ENTERTAINMENT GROUP, INC      87,281
        10  * GLOBAL CROSSING LTD                  500
     6,900  * GLOBAL TELESYSTEMS GROUP, INC    238,912
     1,800  * HEARST-ARGYLE TELEVISION, INC     47,925
     1,100  * HISPANIC BROADCASTING CORP       101,440
     1,700  * ICG COMMUNICATIONS, INC           31,875
       500  * IDT CORP                           9,437
    12,925  * INFINITY BROADCASTING CORP
                (CLASS A)                      467,723
     1,600  * INTERMEDIA COMMUNICATIONS, INC    62,100
       700  * INTRAWARE, INC                    55,956
     1,300  * ITC DELTACOM, INC                 35,912
     1,200  * JONES INTERCABLE, INC (CLASS A)   83,175
     1,000  * LAUNCH MEDIA, INC                 18,937
       550  * LEAP WIRELESS INTERNATIONAL, INC  43,175
    10,800  * LEVEL 3 COMMUNICATIONS, INC      884,250
     1,700  * LIBERTY DIGITAL, INC
                (CLASS A)                      126,225
   269,853    LUCENT TECHNOLOGIES, INC      20,188,377
   217,114  * MCI WORLDCOM, INC             11,520,611
     3,900  * MCLEODUSA, INC (CLASS A)         229,612
     4,200  * MEDIA ONE GROUP, INC             322,612
     4,570  * METROMEDIA FIBER NETWORK
                (CLASS A)                      219,074
       500  * MGC COMMUNICATIONS, INC           25,375
       400  * NETWORK EVENT THEATER, INC        11,900
     2,130  * NEXT LEVEL COMMUNICATIONS, INC   159,483
     6,800  * NEXTEL COMMUNICATIONS, INC
                (CLASS A)                      701,250
     2,700  * NEXTLINK COMMUNICATIONS, INC     224,268
       300  * NORTHEAST OPTIC NETWORK, INC      18,768
       300  * NORTHPOINT COMMUNICATIONS
                GROUP, INC                       7,200
     4,325  * NTL, INC                         539,543
     1,100  * OMNIPOINT CORP                   132,687
        80  * PAC-WEST TELECOMM, INC             2,120
       200  * PACIFIC GATEWAY EXCHANGE, INC      3,412
    10,500  * PAGING NETWORK, INC                8,531
     1,500  * PANAMSAT CORP                     89,062
     1,600  * PAXSON COMMUNICATIONS CORP        19,100
       700  * PEGASUS COMMUNICATIONS CORP       68,425
     1,100  * POWERTEL, INC                    110,412
     1,700  * PREMIERE TECHNOLOGIES, INC        11,900
       700  * PRICE COMMUNICATIONS CORP         19,468
     1,400  * PRIMUS TELECOMMUNICATIONS
                GROUP, INC                      53,550
     5,100  * QWEST COMMUNICATIONS
                INTERNATIONAL, INC             219,300
     1,900  * RCN CORP                          92,150
     2,500  * RHYTHMS NETCONNECTIONS, INC       77,500
       750  * SAGA COMMUNICATIONS, INC
                (CLASS A)                       15,187
    70,925    SBC COMMUNICATIONS, INC        3,457,593
       800  * SIRIUS SATELLITE RADIO, INC       35,600
       510  * SPECTRASITE HOLDINGS, INC          5,546
     1,150  * SPRINT CORP (PCS GROUP)          117,875
     1,900  * STAR TELECOMMUNICATIONS, INC      15,021
     2,500  * TALK.COM, INC                     44,375
       700  * TELIGENT, INC                     43,225
       100  * TIME WARNER TELECOM, INC           4,993
     2,000  * TV GUIDE, INC                     86,000
     1,700  * U.S. LEC CORP (CLASS A)           54,825
     9,592    U.S. WEST, INC                   690,624
       500  * U.S.A. NETWORKS, INC              27,625
     2,000  * UNITEDGLOBALCOM, INC (CLASS A)   141,250
     3,700  * UNIVISION COMMUNICATIONS, INC    378,093
    10,800  * VIACOM, INC (CLASS B)            652,725
    40,944  * VIATEL, INC                    2,195,622
     2,300  * VOICESTREAM WIRELESS CORP        327,318
     1,100  * WAVO CORP                          4,262


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 43

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS--(CONTINUED)
     1,400  * WESTERN WIRELESS CORP
                (CLASS A)                 $     93,450
    11,500  * WILLIAMS COMMUNICATIONS
                GROUP, INC                     332,781
     1,100  * WINSTAR COMMUNICATIONS, INC       82,775
       100  * WORLDGATE COMMUNICATIONS, INC      4,756
       300  * YOUNG BROADCASTING, INC
                (CLASS A)                       15,300
                                          ------------
                                            92,882,009
                                          ------------
DEPOSITORY INSTITUTIONS--0.74%
       200    ALABAMA NATIONAL BANCORP           3,775
       200    BANK OF GRANITE CORP               4,300
       400  * CENTENNIAL BANCORP                 4,300
     2,100    CHITTENDEN CORP                   62,212
     1,500    COMMUNITY FIRST BANKSHARES, INC   23,625
     7,800  * CONCORD EFS, INC                 200,850
       200    FCNB CORP                          3,050
     6,750    FIFTH THIRD BANCORP              495,281
     1,300    FIRST BANCORP (PUERTO RICO)       26,975
       330    FIRST FINANCIAL BANCORP            7,053
       300    FIRST FINANCIAL HOLDINGS, INC      4,800
    85,900    FIRSTAR CORP                   1,814,637
       300  * FRONTIER FINANCIAL CORP            6,000
       200    GLACIER BANCORP, INC               3,225
       400    GREATER BAY BANCORP               17,150
       800  * HAMILTON BANCORP, INC             14,200
       700    HUDSON RIVER BANCORP, INC          7,087
     4,868    HUDSON UNITED BANCORP            124,438
     1,620  * IMPERIAL BANCORP                  39,082
       500    INDEPENDENT BANK CORP              6,250
    29,175    MBNA CORP                        795,018
       800    NATIONAL COMMERCE BANCORP         18,150
       210    NATIONAL PENN BANCSHARES, INC      5,276
     1,200  * NETBANK, INC                      22,200
     3,200    NORTHERN TRUST CORP              169,600
         2    OLD NATIONAL BANCORP                  64
       100    OMEGA FINANCIAL CORP               2,900
       200    PACIFIC CAPITAL BANCORP            6,150
       300    PREMIER BANCSHARES, INC            4,087
     5,950    PROVIDIAN FINANCIAL CORP         541,821
       100    REPUBLIC BANCORP, INC (KENTUCKY)     856
        25    ROSLYN BANCORP, INC                  462
       100    S & T BANCORP, INC                 2,318
     1,164  * SI CORP                           90,937
       100    SANDY SPRING BANCORP, INC          2,700
       300    SHORELINE FINANCIAL CORP           5,550
     5,352    SKY FINANCIAL GROUP, INC         107,709
       300  * SOUTHWEST BANCORP OF TEXAS, INC    5,943
     2,200    STATE STREET CORP                160,737
       300    STERLING BANCSHARES, INC           3,356
     3,350    SYNOVUS FINANCIAL CORP            66,581
     1,800  * TELEBANC FINANCIAL CORP           46,800
       800    TEXAS REGIONAL BANCSHARES, INC
                (CLASS A)                       23,200
       600    TRIANGLE BANCORP, INC             11,625
       700    TRUST CO OF NEW JERSEY            16,012
       400    TRUSTCO BANK CORP                  5,300
       399    U.S. BANCORP                       9,501
       600    U.S. TRUST CORP                   48,112
       700    UNITED BANKSHARES, INC            16,712
     1,800    W HOLDING CO, INC                 18,675
       440    WEST COAST BANCORP (OREGON)        5,940
     1,300    ZIONS BANCORP                     76,943
                                          ------------
                                             5,159,525
                                          ------------

EATING AND DRINKING PLACES--0.25%
     1,100    APPLEBEES INTERNATIONAL, INC      32,450
     2,300  * CEC ENTERTAINMENT, INC            65,262
     1,760    CKE RESTAURANTS, INC              10,340
       687  * CONSOLIDATED PRODUCTS, INC         6,955
       100  * DAVE & BUSTERS, INC                  818
       300  * IHOP CORP (NEW)                    5,006
     3,200  * JACK IN THE BOX, INC              66,200
     4,800    MARRIOTT INTERNATIONAL
                (CLASS A)                      151,500
    27,100    MCDONALD'S CORP                1,092,468
       200    MORRISON MANAGEMENT
                SPECIALISTS, INC                 4,312
       600  * NPC INTERNATIONAL, INC             4,725
     1,350  * OUTBACK STEAKHOUSE, INC           35,015
       100  * P F CHANGS CHINA BISTRO, INC       2,487
       900  * PAPA JOHNS INTERNATIONAL, INC     23,456
       800 x* PLANET HOLLYWOOD, INC (CLASS A)       57
     2,000    RUBY TUESDAY, INC                 36,375
       250    SODEXHO MARRIOTT SERVICES, INC     3,250
     1,100  * SONIC CORP                        31,350
       300  * THE CHEESECAKE FACTORY CO         10,500
     3,060  * TRICON GLOBAL RESTAURANTS, INC   118,192
       700  * U.S. FOODSERVICE, INC             11,725
     1,400    VIAD CORP                         39,025
                                          ------------
                                             1,751,468
                                          ------------

44  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

EDUCATIONAL SERVICES--0.02%
     2,050  * APOLLO GROUP, INC (CLASS A)     $ 41,128
     2,200  * DEVRY, INC                        40,975
     1,200  * EDUCATION MANAGEMENT CORP         16,800
       100  * ITT EDUCATIONAL SERVICES, INC      1,543
       200  * LEARNING TREE
                INTERNATIONAL, INC               5,600
     2,050  * SYLVAN LEARNING SYSTEMS, INC      26,650
                                          ------------
                                               132,696
                                          ------------

ELECTRIC, GAS, AND SANITARY SERVICES--0.20%
     5,300  * AES CORP                         396,175
     7,100  * ALLIED WASTE INDUSTRIES, INC      62,568
     2,700    BLACK HILLS CORP                  59,906
     1,400  * CALPINE CORP                      89,600
       700  * NEWPARK RESOURCES, INC             4,287
       300  * REPUBLIC SERVICES, INC (CLASS A)   4,312
        12    TEXAS UTILITIES CO                   426
       700  * WASTE CONNECTIONS, INC            10,106
    23,555    WASTE MANAGEMENT, INC            404,851
    11,900    WILLIAMS COS, INC                363,693
                                          ------------
                                             1,395,924
                                          ------------

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--16.71%
       500  * ACTEL CORP                        12,000
     1,600  * ACTV, INC                         73,100
       300  * ADAPTIVE BROADBAND CORP           22,143
     5,700  * ADC TELECOMMUNICATIONS, INC      413,606
     1,100  * ADTRAN, INC                       56,581
       400  * ADVANCED ENERGY INDUSTRIES, INC   19,700
     2,700  * ADVANCED FIBRE COMMUNICATIONS    120,656
       700  * ADVANCED MICRO DEVICES, INC       20,256
     1,100  * AEROFLEX, INC                     11,412
     1,100  * ALPHA INDUSTRIES, INC             63,043
     7,100  * ALTERA CORP                      351,893
     3,600  * AMERICAN POWER
                CONVERSION CORP                 94,950
     1,200  * AMERICAN SUPERCONDUCTOR CORP      33,600
   125,300  * AMERICAN TOWER SYSTEMS
                (CLASS A)                    3,829,481
       400  * AMERICAN XTAL TECHNOLOGY, INC      6,975
     2,600    AMETEK, INC                       49,562
     3,300  * AMKOR TECHNOLOGY, INC             93,225
       900  * AMPHENOL CORP (CLASS A)           59,906
       500  * ANADIGICS, INC                    23,593
    57,400  * ANALOG DEVICES, INC            5,338,200
     1,100  * ANCOR COMMUNICATIONS, INC         74,662
     1,600  * ANDREW CORP                       30,300
       500  * ANTEC CORP                        18,250
    14,100  * APPLIED MICRO CIRCUITS CORP    1,794,225
       100  * ARGUSS HOLDINGS, INC               1,300
     1,400  * ARTESYN TECHNOLOGIES, INC         29,400
     1,400  * ASPECT COMMUNICATIONS CORP        54,775
    42,600  * ATMEL CORP                     1,259,362
       200    BALDOR ELECTRIC CO                 3,625
       600  * BENCHMARK ELECTRONICS, INC        13,762
     1,300    BMC INDUSTRIES, INC                6,337
     2,200  * BROADCOM CORP (CLASS A)          599,225
       750  * BURR BROWN CORP                   27,093
       500  * C-COR.NET CORP                    38,312
       400  * CARRIER ACCESS CORP               26,925
       500  * CATAPULT COMMUNICATIONS CORP       4,968
     2,500  * CELLNET DATA SYSTEMS, INC          2,812
    58,400  * CIENA CORP                     3,358,000
     2,166  * COMMSCOPE, INC                    87,316
     2,632  * COMVERSE TECHNOLOGY, INC         380,982
     6,500  * CONEXANT SYSTEMS, INC            431,437
     1,100  * CREE RESEARCH, INC                93,912
     1,400    CTS CORP                         105,525
     2,300  * CYPRESS SEMICONDUCTOR CORP        74,462
       800    DALLAS SEMICONDUCTOR CORP         51,550
     1,800  * DIGITAL MICROWAVE CORP            42,187
     1,400  * DII GROUP, INC                    99,356
       900  * E-TEK DYNAMICS, INC              121,162
     1,600  * ECHOSTAR COMMUNICATIONS CORP
                (CLASS A)                      156,000
       200  * ELECTRO SCIENTIFIC
                INDUSTRIES, INC                 14,600
       600  * EMCORE CORP                       20,400
       500  * EXECUTONE INFORMATION
                SYSTEMS, INC                     2,718
     1,429  * FINISAR CORP                     128,431
   227,487    GENERAL ELECTRIC CO           35,203,613
     4,900  * GENERAL INSTRUMENT CORP          416,500
       675  * GENERAL SEMICONDUCTOR, INC         9,576
       400  * GLOBIX CORP                       24,000
       100  * HADCO CORP                         5,100
       900  * HARMONIC LIGHTWAVES, INC          85,443
       900    HELIX TECHNOLOGY CORP             40,331
       200  * HI / FN, INC                       7,750
     1,200  * HMT TECHNOLOGY CORP                4,800
       300  * HUTCHINSON TECHNOLOGY, INC         6,375


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 45

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

ELECTRONIC AND OTHER ELECTRIC
EQUIPMENT--(CONTINUED)
       300  * INET TECHNOLOGIES, INC       $    20,962
       400    INNOVEX, INC                       3,750
   318,658    INTEL CORP                    26,229,536
       400    INTER-TEL, INC                    10,000
     1,500  * INTERDIGITAL COMMUNICATIONS
                CORP                           112,500
       600  * INTERNATIONAL RECTIFIER CORP      15,600
       600  * INTERVOICE-BRITE, INC             13,950
       400  * IPC COMMUNICATIONS, INC           28,400
     1,700  * JABIL CIRCUIT, INC               124,100
     9,200  * JDS UNIPHASE CORP              1,484,075
       300  * KEMET CORP                        13,518
       500  * KOMAG, INC                         1,562
     1,400  * KOPIN CORP                        58,800
     1,400  * L-3 COMMUNICATIONs HOLDINGS, INC  58,275
       400  * LASERSIGHT, INC                    4,000
     1,800  * LATTICE SEMICONDUCTOR CORP        84,825
     6,200    LINEAR TECHNOLOGY CO             443,687
     1,700  * LITTLEFUSE, INC                   41,251
    45,000  * LSI LOGIC CORP                 3,037,500
    10,600  * MAXIM INTEGRATED PRODUCTS        500,187
       500  * MAXWELL TECHNOLOGIES, INC          5,000
     3,500    MAYTAG CO                        168,000
     1,500    METHODE ELECTRONICS, INC
                (CLASS A)                       48,187
       500  * METRICOM, INC                     39,312
     1,000  * MICREL, INC                       56,937
     2,300  * MICROCHIP TECHNOLOGY, INC        157,406
     1,500  * MICRON TECHNOLOGY, INC           116,625
     1,200  * MMC NETWORKS, INC                 41,250
     1,600    MOLEX, INC                        90,700
     7,500    MOTOROLA, INC                  1,104,375
     1,100  * NEOMAGIC CORP                     12,031
    18,408  * NOKIA OYJ ADR                  3,497,520
       900  * NVIDIA CORP                       42,243
       500  * OAK INDUSTRIES, INC               53,062
     1,100  * P-COM, INC                         9,728
     2,100  * PAIRGAIN TECHNOLOGIES, INC        29,793
       800  * PARKERVISION, INC                 24,600
       500  * PHOTRONICS, INC                   14,312
     1,200    PITTWAY CORP (CLASS A)            53,775
     1,000  * PLANTRONICS, INC                  71,562
     1,000  * PLEXUS CORP                       44,000
       900  * PLX TECHNOLOGY, INC               17,043
     2,600  * PMC-SIERRA, INC                  416,812
     1,000  * POLYCOM, INC                      63,687
     1,100  * POWER INTEGRATIONS, INC           52,731
       100  * POWER-ONE, INC                     4,581
       500  * POWERWAVE TECHNOLOGIES, INC       29,187
     1,600  * QLOGIC CORP                      255,800
    23,200  * QUALCOMM, INC                  4,086,100
       500  * RAMBUS, INC                       33,718
       900  * RAYOVAC CORP                      16,987
     2,100  * RF MICRO DEVICES, INC            143,718
     1,100  * S3, INC                           12,718
       400  * SALTON, INC                       13,375
     2,200  * SANMINA CORP                     219,725
     1,200  * SAWTEK, INC                       79,875
     1,800  * SCI SYSTEMS, INC                 147,937
     2,600    SCIENTIFIC-ATLANTA, INC          144,625
       400  * SCM MICROSYSTEMS, INC             25,575
       900  * SDL, INC                         196,200
     1,500  * SEMTECH CORP                      78,187
       200  * SIPEX CORP                         4,912
       200  * SLI, INC                           2,712
    42,806  * SOLECTRON CORP                 4,071,920
       897  * SYCAMORE NETWORKS, INC           276,276
       800    TECHNITROL, INC                   35,600
     1,400  * TEKELEC                           31,500
    13,532  * TELLABS, INC                     868,585
       700  * TERAYON COMMUNICATION
                SYSTEMS, INC                    43,968
    84,247    TEXAS INSTRUMENTS, INC         8,161,428
     1,300  * TITAN CORP                        61,262
     1,000  * TRANSWITCH CORP                   72,562
       700  * TRIQUINT SEMICONDUCTOR, INC       77,875
       600  * TUT SYSTEMS, INC                  32,175
       400  * VARIAN SEMICONDUCTOR
                EQUIPMENT ASSOCIATES, INC       13,600
       200  * VICOR CORP                         8,100
     6,000  * VITESSE SEMICONDUCTOR CORP       314,625
     2,600  * WEBLINK WIRELESS, INC             40,300
       100  * WESTELL TECHNOLOGIES, INC
              (CLASS A)                          1,075
     2,200  * WORLD ACCESS, INC                 42,350
    54,600  * XILINX, INC                    2,482,593
       800  * Zenith Electronics Corp                0
       400  * ZIXIT CORP                        15,850
       600  * ZOMAX, INC                        27,150
                                          ------------
                                           116,342,636
                                          ------------


46  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

ENGINEERING AND MANAGEMENT SERVICES--0.11%
       400  * AHL SERVICES, INC             $    8,350
     2,800  * CATALYTICA, INC                   37,975
       800  * CELGENE CORP                      56,000
       100  * CHARLES RIVER ASSOCIATES           3,350
       725  * CIRCLE.COM                         8,926
       300  * CORPORATE EXECUTIVE BOARD CO      16,762
     1,900  * COVANCE, INC                      20,543
       500  * DATA TRANSMISSION NETWORK CORP     8,625
       350  * DIAMOND TECHnology PARTNERS, INC
                (CLASS A)                       30,078
       500  * ENTREMED, INC                     12,812
     1,000  * F.Y.I., INC                       34,000
       200  * FIRST CONSULTING GROUP, INC        3,100
       300  * FLYCAST COMMUNICATIONS CORP       38,981
       900    GARTNER GROUP, INC (CLASS A)      13,725
       500  * INCYTE PHARMACEUTICALS, INC       30,000
       900    LANDAUER, INC                     19,687
       300  * LASON, INC                         3,300
       500  * MARKETING SERVICES GROUP           8,375
       200  * MAXIMUS, INC                       6,787
     2,200  * NAVIGANT CONSULTING CO            23,925
       100  * NEXTERA ENTERPRISES, INC           1,287
     1,100  * NFO WORLDWIDE, INC                24,612
       100  * PAREXEL INTERNATIONAL CORP         1,181
       950  * PROFIT RECOVERY GROUP
                INTERNATIONAL                   25,234
     3,682  * QUINTILES TRANSNATIONAL CORP      68,807
       400  * RENAISSANCE WORLDWIDE, INC         2,950
     8,200    SERVICEMASTER CO                 100,962
       400    TEJON RANCH CO                     9,500
       500  * TETRA TECH, INC                    7,687
       100  * URS CORP                           2,168
     1,500  * VALENCE TECHNOLOGY, INC           28,500
     1,000  * WACKENHUT CORRECTIONS CORP        11,687
     1,100  * WHITTMAN HART, INC                58,987
       200  * XCEED, INC                         8,300
                                          ------------
                                               737,163
                                          ------------

FABRICATED METAL PRODUCTS--0.27%
       200  * ALLIANT TECHSYSTEMS, INC          12,462
       500    BARNES GROUP, INC                  8,156
    43,800    GILLETTE CO                    1,804,012
       200  * NCI BUILDING SYSTEMS, INC          3,700
     1,000  * SIMPSON MANUFACTURING CO, INC     43,750
       500  * TOWER AUTOMOTIVE, INC              7,718
       600  * U.S. CAN CORP                     11,925
                                          ------------
                                             1,891,723
                                          ------------

FOOD AND KINDRED PRODUCTS--1.63%
        90  * AGRIBRANDS INTERNATIONAL, INC      4,140
       400  * AMERICAN ITALIAN PASTA CO
                (CLASS A)                       12,300
     5,300    ANHEUSER-BUSCH COS, INC          375,637
       100  * BERINGER WINE ESTATES
                HOLDINGS, INC (CLASS B)          3,987
     6,200    BESTFOODS, INC                   325,887
     6,500    CAMPBELL SOUP CO                 251,468
       400  * CANANDAIGUA BRANDS, INC
                (CLASS A)                       20,400
   103,500    COCA COLA CO                   6,028,875
    10,500    COCA COLA ENTERPRISES, INC       211,312
     2,500  * DEL MONTE FOODS CO                30,781
       300    EARTHGRAINS CO                     4,837
     1,600    FLOWERS INDUSTRIES, INC           25,500
     4,500    GENERAL MILLS, INC               160,875
       100  * HAIN FOOD GROUP, INC               2,237
     2,400    HEINZ (H.J.) CO                   95,550
     1,000    HERSHEY FOODS CORP                47,500
     1,900  * INTERNATIONAL HOME FOODS, INC     33,012
     1,800  * KEEBLER FOODS CO                  50,625
     4,100    KELLOGG CO                       126,331
     1,500    LANCE, INC                        15,000
     5,200    PEPSI BOTTLING GROUP, INC         86,125
    59,000    PEPSICO, INC                   2,079,750
     1,900    PILGRIMS PRIDE CORP (CLASS B)     15,793
     2,900    QUAKER OATS CO                   190,312
     3,500    RALSTON PURINA CO                 97,562
    34,300    SARA LEE CORP                    756,743
     1,500  * SMITHFIELD FOODS, INC             36,000
     1,133    TOOTSIE ROLL INDUSTRIES, INC      37,318
     1,400    UNIVERSAL FOODS CORP              28,525
     1,260  * VLASIC FOODS INTERNATIONAL, INC    7,166
     1,900    WHITMAN CORP                      25,531
     1,400    WRIGLEY (WM) JR CO               116,112
                                          ------------
                                            11,303,191
                                          ------------

FOOD STORES--0.70%
     2,800    ALBERTSONS, INC                   90,300
     2,400  * GRAND UNION CO                    24,300
       400    HANNAFORD BROTHERS, INC           27,725
    34,500  * KROGER CO                        651,187
   108,200  * SAFEWAY, INC                   3,847,862


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 47

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

FOOD STORES--(CONTINUED)
     6,600  * STARBUCKS CORP              $    160,050
       600  * WHOLE FOODS MARKET, INC           27,825
     1,850  * WILD OATS MARKETS, INC            41,046
                                          ------------
                                             4,870,295
                                          ------------

FURNITURE AND FIXTURES--0.39%
     1,150    ETHAN ALLEN INTERIORS, INC        36,871
     3,100  * FURNITURE BRANDS
                INTERNATIONAL, INC              68,200
     1,600    HON INDUSTRIES, INC               35,100
     3,600    MILLER (HERMAN), INC              82,800
    86,845    NEWELL RUBBERMAID, INC         2,518,505
                                          ------------
                                             2,741,476
                                          ------------

FURNITURE AND HOMEFURNISHINGS STORES--0.76%
     4,600  * BED BATH & BEYOND, INC           159,850
     6,600  * BEST BUY, INC                    331,237
       800  * CDNOW, INC                         7,900
     5,900    CIRCUIT CITY STORES-CIRCUIT
                CITY GROUP                     265,868
     3,100  * COMPUSA, INC                      15,887
       300  * CREATIVE COMPUTERS, INC            2,193
       800  * CYBERIAN OUTPOST, INC              7,950
       400  * GUITAR CENTER, INC                 4,025
       900    HAVERTY FURNITURE COS, INC        11,362
     1,800  * LINENS `N THINGS, INC             53,325
     1,300  * MUSICLAND STORES CORP             10,968
     4,300    PIER 1 IMPORTS, INC               27,412
       600  * RESTORATION HARDWARE, INC          4,087
    87,400    TANDY CORP                     4,298,987
       800  * TRANS WORLD ENTERTAINMENT CORP     8,400
     1,500  * WILLIAMS-SONOMA, INC              69,000
                                          ------------
                                             5,278,451
                                          ------------

GENERAL BUILDING CONTRACTORS--0.01%
       300  * NVR, INC                          14,325
     2,200    STANDARD-PACIFIC CORP             24,200
       300  * TOLL BROTHERS, INC                 5,587
                                          ------------
                                                44,112
                                          ------------

GENERAL MERCHANDISE STORES--1.48%
       525  * 99 CENTS ONLY STORES              20,081
       500  * AMES DEPARTMENT STORES, INC       14,406
     2,900    CASEYS GENERAL STORES, INC        30,268
     2,100  * CONSOLIDATED STORES CORP          34,125
       900  * COST PLUS, INC                    32,062
     7,600  * COSTCO WHOLESALE CORP            693,500
    14,900    DAYTON HUDSON CORP             1,094,218
     6,025    DOLLAR GENERAL CORP              137,068
     2,800  * DOLLAR TREE STORES, INC          135,625
       300  * FACTORY 2-U STORES, INC            8,512
     4,800    FAMILY DOLLAR STORES, INC         78,300
     6,100  * KOHLS CORP                       440,343
       400  * NEIMAN MARCUS GROUP, INC
                (CLASS A)                       11,175
     1,300  * SAKS, INC                         20,231
       200  * TUESDAY MORNING CORP               3,687
   109,300    WAL-MART STORES, INC           7,555,362
                                          ------------
                                            10,308,963
                                          ------------

HEALTH SERVICES--0.06%
       400  * ADVANCE PARADIGM, INC              8,625
       200  * ALTERRA HEALTHCARE CORP            1,662
     1,400  * APPLIED ANALYTICAL
                INDUSTRIES, INC                 12,775
       200  * CAREMATRIX CORP                      500
       200  * CURATIVE HEALTH SERVICES, INC      1,550
       735  * ENZO BIOCHEMICAL, INC             33,120
     1,200  * EXPRESS SCRIPTS, INC              76,800
     7,650  * HEALTH MANAGEMENT ASSOCIATES,
                INC (CLASS A) (NEW)            102,318
     4,148  * HEALTHSOUTH CORP                  22,295
       600    HOOPER HOLMES, INC                15,450
     1,200  * LASER VISION CENTERS, INC         12,675
       100  * LCA-VISION, INC                      468
     1,200  * LIFEPOINT HOSPITALS, INC          14,175
     1,200  * LINCARE HOLDINGS, INC             41,625
       300  * MARINER POST-ACUTE NETWORK, INC       21
       900  * ORTHODONTIC CENTERS OF
                AMERICA, INC                    10,743
       300  * PEDIATRIX MEDICAL GROUP, INC       2,100
     1,800  * PHYCOR, INC                        3,375
     1,100  * RENAL CARE GROUP, INC             25,712
     3,301  * TOTAL RENAL CARE HOLDINGS, INC    22,075
       600  * UNIVERSAL HEALTH SERVICES, INC    21,600
       800 x* VENCOR, INC                           72
                                          ------------
                                               429,736
                                          ------------

HEAVY CONSTRUCTION, EXCEPT BUILDING--0.02%
     1,000  * DYCOM INDUSTRIES, INC             44,062
     1,400  * INSITUFORM TECHNOLOGIES, INC
                (CLASS A)                       39,550
       900  * MASTEC, INC                       40,050
                                          ------------
                                               123,662
                                          ------------

48  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

HOLDING AND OTHER INVESTMENT OFFICES--0.04%
        26    APARTMENT INVESTMENT &
                MANAGEMENT CO             $      1,035
     1,800    BOSTON PROPERTIES, INC            56,025
     1,200    COUSINS PROPERTIES, INC           40,725
       600    EAST WEST BANCORP, INC             6,862
       800  * FIDELITY HOLDINGS, INC            15,150
       400    HEALTH CARE PROPERTY
                INVESTORS, INC                   9,550
     2,700    MEDITRUST CORP PAIRED             14,850
       500    NATIONAL GOLF PROPERTIES, INC      9,875
       700    PENNSYLVANIA REAL ESTATE
                INVESTMENT TRUST                10,193
     2,817    STARWOOD FINANCIAL TRUST          47,712
       500  * TELEsCAN, INC                     12,343
       800    TOWN & COUNTRY TRUST              14,350
       800    VENTAS, INC                        3,350
     1,200    WEINGARTEN REALTY
                INVESTORS, INC                  46,725
                                          ------------
                                               288,745
                                          ------------

HOTELS AND OTHER LODGING PLACES--0.02%
       540  * CRESTLINE CAPITAL CORP            11,137
     2,200  * EXTENDED STAY AMERICA, INC        16,775
     5,044    HILTON HOTELS CORP                48,548
       181  * MGM GRAND, INC                     9,106
       500    STARWOOD HOTELS & RESORTS
                WORLDWIDE                       11,750
       900  * SUNTERRA CORP                     10,350
       600  * VAIL RESORTS, INC                 10,762
                                          ------------
                                               118,428
                                          ------------

INDUSTRIAL MACHINERY AND EQUIPMENT--14.02%
     9,300  * 3COM CORP                        437,100
     1,500  * 3DFX INTERACTIVE, INC             14,718
       100  * A.S.V., INC                        1,362
     3,100  * ADAPTEC, INC                     154,612
       700  * ADVANCED DIGITAL
                INFORMATION CORP                34,037
       600  * APEX, INC                         19,350
       500  * APPLE COMPUTER, INC               51,406
    15,200  * APPLIED MATERIALS, INC         1,925,650
       700    APPLIED POWER, INC (CLASS A)      25,725
       400  * ASTEC INDUSTRIES, INC              7,525
       500  * ASYST TECHNOLOGIES, INC           32,781
       400  * ATMI, INC                         13,225
       400  * AUSPEX SYSTEMS, INC                4,100
     4,310    BAKER HUGHES, INC                 90,779
     1,500  * BELL & HOWELL CO                  47,718
     3,000    BLACK & DECKER CORP              156,750
       500  * BLACK BOX CORP                    33,500
     1,300  * C-CUBE MICROSYSTEMS, INC          80,925
     1,300  * CABLETRON SYSTEMS, INC            33,800
   276,154  * CISCO SYSTEMS, INC            29,582,997
    39,384    COMPAQ COMPUTER CORP           1,065,829
     1,600  * CONCURRENT COMPUTER CORP          29,900
       800  * COOPER CAMERON CORP               39,150
       400  * CYBEX COMPUTER PRODUCTS CORP      16,200
   211,800  * DELL COMPUTER CORP            10,801,800
     1,600    DONALDSON CO, INC                 38,500
       700  * EFAX.COM                           5,053
   143,948  * EMC CORP                      15,726,319
     1,300  * EMULEX CORP                      146,250
       600  * ENCAD, INC                         2,868
       700  * ETEC SYSTEMS, INC                 31,412
       900  * EXTREME NETWORKS, INC             75,150
     1,116  * FOUNDRY NETWORKS, INC            336,683
       600  * FSI INTERNATIONAL, INC             6,900
     6,000  * GATEWAY, INC                     432,375
       500  * GLOBAL IMAGING SYSTEMS, INC        6,125
     1,500    GRACO, INC                        53,812
    39,800    HEWLETT-PACKARD CO             4,534,712
       100  * IN FOCUS SYSTEMS, INC              2,318
    67,400    INTERNATIONAL BUSINESS
                MACHINES CORP                7,279,200
    10,700  * IOMEGA CORP                       36,112
       500    JLG INDUSTRIES, INC                7,968
       500  * KRONOS, INC                       30,000
       300  * KULICHE & SOFFA INDUSTRIES, INC   12,768
     1,100  * LAM RESEARCH CORP                122,718
     5,400  * LEXMARK INTERNATIONAL GROUP
                (CLASS A)                      488,700
       700    LINCOLN ELECTRIC HOLDINGS CO      14,437
       400    LINDSAY MANUFACTURING CO           7,300
     1,150    MANITOWOC, INC                    39,100
     2,400  * MAXTOR CORP                       17,400
       600  * MERCURY COMPUTER SYSTEMS, INC     21,000
       700  * MICRON ELECTRONICS, INC            7,787
     1,000  * MICROS SYSTEMS, INC               74,000
       600  * MIPS TECHNOLOGIES, INC            31,200
     1,000  * MTI TECHNOLOGY CORP               36,875
     1,200  * NATIONAL INSTRUMENTS CORP         45,900
    35,600  * NOVELLUS SYSTEMS, INC          4,362,112
    10,600    PITNEY BOWES, INC                512,112
       700  * PRESSTEK, INC                      9,712


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 49

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

INDUSTRIAL MACHINERY AND
EQUIPMENT--(CONTINUED)
     1,000  * PRI AUTOMATION, INC          $    67,125
       500  * PROXIM, INC                       55,000
     1,200  * QUANTUM CORP-DLT & STORAGE
                SYSTEMS GROUP                   18,150
     1,950  * QUANTUM CORP-HARD DISK
                DRIVE GROUP                     13,528
     1,200    ROPER INDUSTRIES, INC             45,375
       800  * SANDISK CORP                      77,000
     2,900  * SEAGATE TECHNOLOGY, INC          135,031
       800  * SMITH INTERNATIONAL, INC          39,750
     1,000  * SPECIALTY EQUIPMENT COS, INC      23,937
       213  * SPEEDFAM-IPEC, INC                 2,755
       200    STANDEX INTERNATIONAL CORP         4,187
     3,300    SYMBOL TECHNOLOGIES, INC         209,756
       400    TENNANT CO                        13,100
       900  * TEREX CORP                        24,975
   436,206    TYCO INTERNATIONAL LTD        16,957,508
     1,400  * ULTRATECH STEPPER, INC            22,575
    12,000  * UNISYS CORP                      383,250
       800  * VISUAL NETWORKS, INC              63,400
       400    WATKINS-JOHNSON CO                16,000
     1,800  * WESTERN DIGITAL CORP               7,537
     1,200  * XIRCOM, INC                       90,000
       800  * ZEBRA TECHNOLOGY CORP             46,800
                                          ------------
                                            97,572,556
                                          ------------

INSTRUMENTS AND RELATED PRODUCTS--1.44%
       300  * ACUSON CORP                        3,768
       600  * AFFYMETRIX, INC                  101,812
     2,000  * ANACOMP, INC                      36,375
       700  * AVID TECHNOLOGIES, INC             9,143
       600    BAUSCH & LOMB, INC                41,062
     2,700    BAXTER INTERNATIONAL, INC        169,593
     1,700    BECKMAN COULTER, INC              86,487
     6,000    BECTON DICKINSON & CO            160,500
     3,300    BIOMET, INC                      132,000
    10,300  * BOSTON SCIENTIFIC CORP           225,312
       800  * BRITESMILE, INC                    6,500
       700  * COGNEX CORP                       27,300
       800  * CONMED CORP                       20,700
       800    COOPER COS, INC                   24,100
       800  * CREDENCE SYSTEMS CORP             69,200
       300  * CYBERONICS, INC                    4,781
     1,100  * CYMER, INC                        50,600
       600  * CYTYC CORP                        36,637
     1,300    DENTSPLY INTERNATIONAL, INC       30,712
     1,200  * DIONEX CORP                       49,425
       200  * ECLIPSE SURGICAL TECHNOLOGY, INC   1,475
       500  * FOSSIL, INC                       11,562
       700  * GENRAD, INC                       11,287
       700  * GLIATECH, INC                     11,637
    25,716  * GUIDANT CORP                   1,208,652
       400  * HOLOGIC, INC                       2,300
       600    INVACARE CORP                     12,037
     2,400  * KLA-TENCOR CORP                  267,300
     1,000  * LTX CORP                          22,375
       300  * MECHANICAL TECHNOLOGY, INC         6,975
     1,000  * MEDICAL MANAGER CORP              84,250
    98,768    MEDTRONIC, INC                 3,598,859
       400    MENTOR CORP                       10,325
     2,200  * METTLER-TOLEDO
                INTERNATIONAL, INC              84,012
     1,900    MILLIPORE CORP                    73,387
       600  * MINIMED, INC                      43,950
       300  * MKS INSTRUMENTS, INC              10,837
       500  * MOLECULAR DEVICES CORP            26,000
       400    MOVADO GROUP, INC                  8,725
       800  * NOVOSTE CORP                      13,200
       500  * OAKLEY, INC                        2,781
       300  * OCULAR SCIENCES, INC               5,662
       400    OPTICAL COATING
                LABORATORIES, INC              118,400
       100  * OSTEOTECH, INC                     1,337
        23  * PANAVISION, INC (NEW)                107
     3,900    PE CORP-PE BIOSYSTEMS GROUP      469,218
       500    PERKINELMER, INC                  20,843
     1,100  * PINNACLE SYSTEMS, INC             44,756
       600  * RESMED, INC                       25,050
       700  * RESPIRONICS, INC                   5,578
     1,429  * RUDOLPH TECHNOLOGIES, INC         47,871
     1,300  * SCOTT TECHNOLOGIES, INC           24,537
     1,700  * ST. JUDE MEDICAL, INC             52,168
     1,800  * STERIS CORP                       18,562
     2,900    STRYKER CORP                     201,912
     1,300  * SUMMIT TECHNOLOGY, INC            15,193
     1,400  * SUNRISE TECHNOLOGY
                INTERNATIONAL, INC              16,537
     3,600  * SYBRON INTERNATIONAL CORP         88,875
     6,200  * TERADYNE, INC                    409,200
       300  * THERMO BIOANALYSIS CORP            5,512
       500  * THERMO CARDIOSYSTEMS, INC          3,281
     2,400  * THERMO ELECTRON CORP              36,000
    1,500   * TRIMBLE NAVIGATION LTD            32,437


50  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

INSTRUMENTS AND RELATED
PRODUCTS--(CONTINUED)
       400  * VARIAN, INC                      $ 9,000
       600  * VEECO INSTRUMENTS, INC            28,087
       400  * VENTANA MEDICAL SYSTEMS, INC       9,950
     2,400  * VISX, INC                        124,200
     2,800  * WATERS CORP                      148,400
     1,100  * WESLEY JESSEN VISIONCARE, INC     41,662
    53,919    XEROX CORP                     1,223,287
                                          ------------
                                            10,025,555
                                          ------------

INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
       300    BLANCH (E.W.) HOLDINGS, INC       18,375
       600    CRAWFORD & CO (CLASS B)            8,175
     1,800  * FIRST HEALTH GROUP CORP           48,375
       100    GALLAGHER (ARTHUR J.) & CO         6,475
                                          ------------
                                                81,400
                                          ------------

INSURANCE CARRIERS--0.73%
     2,400    AFLAC, INC                       113,250
     6,662    AMERICAN INTERNATIONAL
                GROUP, INC                     720,328
        52  * BERKSHIRE HATHAWAY, INC
                (CLASS B)                       95,160
    70,950    CITIGROUP, INC                 3,942,159
     1,100  * MID ATLANTIC MEDICAL
                SERVICES, INC                    9,143
     2,900  * OXFORD HEALTH PLANS, INC          36,793
       400  * PACIFICARE HEALTH SYSTEMS, INC
                (CLASS A)                       21,200
       600    PROGRESSIVE CORP                  43,875
       100  * PROVIDENT AMERICAN CORP            3,518
       973    RADIAN GROUP, INC                 46,460
       100  * TRIAD GUARANTY, INC                2,275
     1,100    UNITED HEALTHCARE CORP            58,437
       300  * WELLPOINT HEALTH NETWORKS, INC    19,781
                                          ------------
                                             5,112,379
                                          ------------

LEATHER AND LEATHER PRODUCTS--0.00%
        94  * SAMSONITE CORP                       546
     1,100    STRIDE RITE CORP                   7,150
       200  * TIMBERLAND CO                     10,575
                                          ------------
                                                18,271
                                          ------------

LEGAL SERVICES--0.00%
     1,000  * PREPAID LEGAL SERVICES, INC       24,000

LOCAL AND INTERURBAN PASSENGER TRANSIT--0.00%
     1,800    LAIDLAW, INC (U.S.)                9,450

LUMBER AND WOOD PRODUCTS--0.02%
       100    AMERICAN WOODMARK CORP             2,425
     2,400  * CHAMPION ENTERPRISES, INC         20,550
     8,200    CLAYTON HOMES, INC                75,337
       400  * PALM HARBOR HOMES, INC             7,200
                                          ------------
                                               105,512
                                          ------------

METAL MINING--0.03%
     2,000  * BATTLE MOUNTAIN GOLD CO            4,125
     8,500  * FREEPORT-MCMORAN COPPER &
                GOLD, INC (CLASS B)            179,562
       850  * STILLWATER MINING CO              27,093
                                          ------------
                                               210,780
                                          ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES--0.03%
       900  * BLYTH INDUSTRIES, INC             22,106
     1,000    BRADY CORP (CLASS A)              33,937
       100  * DIRECT FOCUS, INC                  2,775
       500  * IDENTIX, INC                       4,531
       750  * JAKKS PACIFIC, INC                14,015
     1,700    JOSTENS, INC                      41,331
     7,260    MATTEL, INC                       95,287
                                          ------------
                                               213,982
                                          ------------

MISCELLANEOUS RETAIL--0.83%
    35,700  * AMAZON.COM, INC                2,717,662
     1,500  * BARNES & NOBLE, INC               30,937
       200  * BARNESANDNOBLE.COM, INC            2,837
     2,200  * BORDERS GROUP, INC                35,337
     1,200  * CDW COMPUTER CENTERS, INC         94,350
    16,100    CVS CORP                         642,993
     1,100  * DUANE READE, INC                  30,318
     2,900  * E4L, INC                           7,250
       565  * EGGHEAD.COM, INC                   9,145
       200    ENESCO GROUP, INC                  2,212
       300  * ETOYS, INC                         7,875
       400  * FATBRAIN.COM, INC                 10,025
     1,800  * HANOVER DIRECT, INC                6,525
     1,050  * INSIGHT ENTERPRISES, INC          42,656
       600  * ITURF, INC                         7,462
       400  * LANDS END, INC                    13,900
     1,000  * MICHAELS STORES, INC              28,500
       200  * MICRO WAREHOUSE, INC               3,700
    11,300  * OFFICE DEPOT, INC                123,593
     2,900    OMNICARE, INC                     34,800
       400  * PC CONNECTION, INC                13,800
     4,100  * PETSMART, INC                     23,575


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 51

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

MISCELLANEOUS RETAIL--(CONTINUED)
     1,500  * SCHEIN (HENRY), INC             $ 19,968
       700  * SHOP AT HOME, INC                  6,956
    18,750  * STAPLES, INC                     389,062
     2,400  * SUNGLASS HUT INTERNATIONAL, INC   27,000
       300  * SYSTEMAX, INC                      2,550
     2,300    TIFFANY & CO                     205,275
        87  * U.S. OFFICE PRODUCTS CO              271
       800  * VALUE AMERICA, INC                 4,050
     1,200  * VALUEVISION INTERNATIONAL, INC    68,775
    39,800    WALGREEN CO                    1,164,150
       100  * WHITEHALL JEWELLERS, INC           3,687
       600  * ZALE CORP                         29,025
                                          ------------
                                             5,810,221
                                          ------------

MOTION PICTURES--0.56%
       400  * AMC ENTERTAINMENT, INC             3,450
    12,400    DISNEY (WALT) CO                 362,700
     1,500  * HOLLYWOOD ENTERTAINMENT CORP      21,750
       800  * PIXAR, INC                        28,300
    48,000    TIME WARNER, INC               3,477,000
                                          ------------
                                             3,893,200
                                          ------------

NONDEPOSITORY INSTITUTIONS--0.83%
    10,600    AMERICAN EXPRESS CO            1,762,250
     4,400  * AMERICREDIT CORP                  81,400
       700  * AMRESCO, INC                         984
    67,000    ASSOCIATES FIRST CAPITAL CORP  1,838,312
     8,400    CAPITAL ONE FINANCIAL CORP       404,775
       300  * COMPUCREDIT CORP                  11,550
       400  * CREDITRUST CORP                    3,075
     1,600    DORAL FINANCIAL CORP              19,700
     6,100    FEDERAL NATIONAL MORTGAGE
                ASSOCIATION                    380,868
     1,500  * FINET.COM, INC                     1,968
       800    FINOVA GROUP, INC                 28,400
       300  * FIRST SIERRA FINANCIAL, INC        5,137
       600  * FIRSTPLUS FINANCIAL GROUP, INC        42
    17,300    FREDDIE MAC                      814,181
     2,919    HOUSEHOLD INTERNATIONAL, INC     108,732
       500  * IMC MORTGAGE CO                        5
     2,000    METRIS COS, INC                   71,375
       900  * NEXTCARD, INC                     25,987
     5,700    SLM HOLDINGS CORP                240,825
       200 X* SOUTHERN PACIFIC FUNDING CORP          6
                                          ------------
                                             5,799,572
                                          ------------

NONMETALLIC MINERALS, EXCEPT FUELS--0.00%
       500    AMCOL INTERNATIONAL CORP           8,062
                                          ------------

OIL AND GAS EXTRACTION--0.16%
     1,900    ANADARKO PETROLEUM CORP           64,837
     2,300    APACHE CORP                       84,956
       100  * ATWOOD OCEANICS, INC               3,862
       800    BERRY PETROLEUM CO (CLASS A)      12,100
     1,600  * BROWN (TOM), INC                  21,400
       200  * CAL DIVE INTERNATIONAL, INC        6,625
     1,500    CONSOL ENERGY, INC                15,187
     1,900    CROSS TIMBERS OIL CO              17,218
       400    DEVON ENERGY CORP (NEW)           13,150
     1,800    DIAMOND OFFSHORE DRILLING, INC    55,012
        38 x* EAGLE GEOPHYSICAL, INC                 0
     4,000    ENSCO INTERNATIONAL, INC          91,500
       800  * FOREST OIL CORP                   10,550
       684  * FRIEDE GOLDMAN HALTER, INC         4,745
     1,500  * GLOBAL INDUSTRIES LTD             12,937
     1,200  * GLOBAL MARINE, INC                19,950
     4,700  * GREY WOLF, INC                    13,512
     8,800    HALLIBURTON CO                   354,200
       900  * HANOVER COMPRESSOR CO             33,975
        32    KERR-MCGEE CORP                    1,984
       300  * KEY ENERGY SERVICES, INC           1,556
     1,300  * NOBLE DRILLING CORP               42,575
       200    POGO PRODUCING CO                  4,100
       600  * PRIDE INTERNATIONAL, INC           8,775
     3,300  * R & B FALCON CORP                 43,725
       300  * STONE ENERGY CORP                 10,687
       400  * SYNTROLEUM CORP                    3,250
     1,000  * TRANSOCEAN SEDCO FOREX, INC       33,687
     2,000    VASTAR RESOURCES, INC            118,000
       400  * VINTAGE PETROLEUM, INC             4,825
       400  * WEATHERFORD INTERNATIONAL         15,975
                                          ------------
                                             1,124,855
                                          ------------

PAPER AND ALLIED PRODUCTS--0.19%
     3,800    AVERY DENNISON CORP              276,925
     1,700  * BUCKEYE TECHNOLOGIES, INC         25,287
     6,700    FORT JAMES CORP                  183,412
    11,900    KIMBERLY-CLARK CORP              776,475
     2,400  * MAIL-WELL, INC                    32,400
       600  * SHOREWOOD PACKAGING CORP          11,362
       500    WAUSAU-MOSINEE PAPER CORP          5,843
                                          ------------
                                             1,311,704
                                          ------------

52  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

PERSONAL SERVICES--0.03%
     1,600    BLOCK (H&R), INC            $     70,000
     2,400    CINTAS CORP                      127,500
     1,700  * COINSTAR, INC                     23,800
       900    REGIS CORP                        16,987
                                          ------------
                                               238,287
                                          ------------

PETROLEUM AND COAL PRODUCTS--0.02%
     1,500    ELCOR CORP                        45,187
        91    TEXACO, INC                        4,942
     3,700    USX-MARATHON GROUP, INC           91,343
       400    WD-40 CO                           8,850
                                          ------------
                                               150,322
                                          ------------

PRIMARY METAL INDUSTRIES--0.01%
     1,200    BELDEN, INC                       25,200
       900    MATTHEWS INTERNATIONAL CORP
                (CLASS A)                       24,750
     1,500    QUANEX CORP                       38,250
       900  * STEEL DYNAMICS, INC               14,343
                                          ------------
                                               102,543
                                          ------------

PRINTING AND PUBLISHING--0.09%
       600    CENTRAL NEWSPAPERS, INC (CLASS A) 23,625
       400  * CONSOLIDATED GRAPHICS, INC         5,975
     1,600    DOW JONES & CO, INC              108,800
     2,000    HARLAND (JOHN H.) CO              36,625
       800  * JOURNAL REGISTER CO               12,350
     2,100    LEE ENTERPRISES, INC              67,068
       800    MCGRAW HILL COS, INC              49,300
       800    MEDIA GENERAL, INC (CLASS A)      41,600
     1,900    MEREDITH CORP                     79,206
     1,100    NEW ENGLAND BUSINESS
                SERVICES, INC                   26,881
       200    PENTON MEDIA, INC                  4,800
     1,300  * PRIMEDIA, INC                     21,450
       800    READER'S DIGEST ASSOCIATION, INC
                (CLASS A) (NON-VOTE)            23,400
     1,200    TIMES MIRROR CO SERIES A          80,400
     1,100  * TOPPS, INC                        11,412
       700    WILEY (JOHN) & SONS, INC (CLASS A)11,725
        53  * WORKFLOW MANAGEMENT, INC           1,517
                                          ------------
                                               606,134
                                          ------------

RAILROAD TRANSPORTATION--0.06%
     4,900    KANSAS CITY SOUTHERN
              INDUSTRIES, INC                  365,662
     1,600  * WISCONSIN CENTRAL TRANSIT CORP    21,500
                                          ------------
                                               387,162
                                          ------------

REAL ESTATE--0.01%
     1,100  * CATELLUS DEVELOPMENT CORP       $ 14,093
       800  * FAIRFIELD COMMUNITIES, INC         8,600
       466  * INSIGNIA FINANCIAL GROUP, INC      4,048
       700  * JONES LANG LA SALLE                8,312
     1,200  * TRAMMELL CROW CO                  13,950
                                          ------------
                                                49,003
                                          ------------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.40%
       800    APTARGROUP, INC                   20,100
     6,400    ILLINOIS TOOL WORKS, INC         432,400
    43,300    NIKE, INC (CLASS B)            2,146,056
     2,100  * SAFESKIN CORP                     25,462
     2,921  * SEALED AIR CORP                  151,344
       400    TREDEGAR CORP                      8,275
     1,200    TUPPERWARE CORP                   20,325
       400  * U.S. PLASTIC LUMBER CORP           3,075
                                          ------------
                                             2,807,037
                                          ------------

SECURITY AND COMMODITY BROKERS--0.29%
     1,400  * AFFILIATED MANAGERS GROUP, INC    56,612
     2,100  * AMERITRADE HOLDINGS CORP
                (CLASS A)                       45,543
       200    DUFF & PHELPS CREDIT RATING CO    17,787
     6,700  * E TRADE GROUP, INC               175,037
     1,300    EATON VANCE CORP                  49,400
     2,700    FEDERATED INVESTorS, INC          54,168
     4,400    FRANKLIN RESOURCES, INC          141,075
       900  * FRIEDMAN, BILLINGS, RAMSEY
                GROUP, INC                       7,087
       700    INVESTMENT TECHNOLOGY
                GROUP, INC                      20,125
       100    INVESTORS FINANCIAL
                SERVICES CORP                    4,600
       700    JEFFERIES GROUP, INC (NEW)        15,400
       600    JOHN NUVEEN CO (CLASS A)          21,637
     2,800  * KNIGHT/TRIMARK GROUP, INC        128,800
       100  * NATIONAL DISCOUNT BROKERS
                GROUP, INC                       2,637
     3,100    PRICE (T. ROWE)
                ASSOCIATES, INC                114,506
       100    R&G FINANCIAL CORP (CLASS B)       1,150
       600    RAYMOND JAMES FINANCIAL CORP      11,212
    26,800    SCHWAB (CHARLES) CORP          1,028,450
       880    SOUTHWEST SECURITIES
                GROUP, INC                      24,090
       500    THE GOLDMAN SACHS GROUP, INC      47,093
       800    UNITED ASSET MANAGEMENT CORP      14,850
     1,445    WADDELL & REED FINANCIAL,
                INC (CLASS A)                   39,195
                                          ------------
                                             2,020,454
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 53

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

SOCIAL SERVICES--0.00%
       500  * BRIGHT HORIZONS FAMILY
                SOLUTIONS, INC          $        9,375
       600  * RES-CARE, INC                      7,650
                                          ------------
                                                17,025
                                          ------------

SPECIAL TRADE CONTRACTORS--0.01%
     1,000    APOGEE ENTERPRISES, INC            5,062
       700  * COMFORT SYSTEMS U.S.A., INC        5,162
     1,600  * QUANTA SERVICES, INC              45,200
       200  * SERVICE EXPERTS, INC               1,162
                                          ------------
                                                56,586
                                          ------------

STONE, CLAY, AND GLASS PRODUCTS--0.20%
     1,700    CENTEX CONSTRUCTION
                PRODUCTS, INC                   66,300
    10,000    CORNING, INC                   1,289,375
     1,200  * DEPARTMENT 56, INC                27,150
       500  * DUPONT PHOTOMASKS, INC            24,125
       300    FLORIDA ROCK INDUSTRIES, INC      10,331
       200    LIBBEY, INC                        5,750
                                          ------------
                                             1,423,031
                                          ------------

TEXTILE MILL PRODUCTS--0.01%
     1,500  * PUBLICARD, INC                     9,843
     2,000    WESTPOINT STEVENS, INC            35,000
                                          ------------
                                                44,843
                                          ------------

TOBACCO PRODUCTS--0.19%
    52,400    PHILIP MORRIS COS, INC         1,215,025
     5,200    UST, INC                         130,975
                                          ------------
                                             1,346,000
                                          ------------

TRANSPORTATION BY AIR--0.01%
       750  * ATLAS AIR, INC                    20,578
       600  * MIDWEST EXPRESS HOLDINGS, INC     19,125
                                          ------------
                                                39,703
                                          ------------

TRANSPORTATION EQUIPMENT--2.46%
     3,560    BOEING CO                        147,962
        98    BORG-WARNER AUTOMOTIVE, INC        3,969
       500    CORDANT TECHNOLOGIES, INC         16,500
     3,400    DANAHER CORP                     164,050
       400    FEDERAL SIGNAL CORP                6,425
     1,800    GENERAL DYNAMICS CORP             94,950
    63,625  * GENERAL MOTORS CORP (CLASS H)  6,108,000
     2,800  * GENTEX CORP                       77,700
    30,970    HARLEY DAVIDSON, INC           1,984,015
       900  * HAYES LEMMERZ
                INTERNATIONAL, INC              15,693
    57,800    HONEYWELL INTERNATIONAL, INC   3,334,337
     1,900  * HOWMET INTERNATIONAL, INC         34,318
       100  * KROLL-O `GARA CO                 $ 1,650
     1,000    MASCOTECH, INC                    12,687
     2,600    MERITOR AUTOMOTIVE, INC           50,375
       100    MODINE MANUFACTURING CO            2,500
     1,400  * MONACO COACH CORP                 35,787
     1,100    POLARIS INDUSTRIES, INC           39,875
     1,100  * SPX CORP                          88,893
    75,300    UNITED TECHNOLOGIES CORP       4,894,500
       462    WESTINGHOUSE AIR BRAKE CO          8,200
                                          ------------
                                            17,122,386
                                          ------------

TRANSPORTATION SERVICES--0.03%
     1,700    C.H. ROBINSON WORLDWIDE, INC      67,575
       100  * CHEAP TICKETS, INC                 1,368
       300  * EAGLE U.S.A. AIRFREIGHT, INC      12,937
     1,200    EXPEDITORS INTERNATIONAL OF
                WASHINGTON                      52,575
     2,900    GALILEO INTERNATIONAL, INC        86,818
        15  * NAVIGANT INTERNATIONAL, INC          175
                                          ------------
                                               221,448
                                          ------------

TRUCKING AND WAREHOUSING--0.02%
       400  * AMERICAN FREIGHTWAYS CORP          6,475
     1,800  * COVENANT TRANSPORT, INC
                (CLASS A)                       31,275
       200  * IRON MOUNTAIN, INC                 7,862
       200  * LANDSTAR SYSTEM, INC               8,562
       200  * M.S. CARRIERS, INC                 4,775
       400  * PIERCE LEAHY CORP                 17,300
     1,950  * SWIFT TRANSPORTATION CO, INC      34,368
                                          ------------
                                               110,617
                                          ------------

WATER TRANSPORTATION--0.67%
    96,962    CARNIVAL CORP (CLASS A)        4,635,995

WHOLESALE TRADE-DURABLE GOODS--0.05%
       300  * ACTION PERFORMANCE COS, INC        3,450
       300  * AVIATION SALES CO                  4,950
       200  * BOYDS COLLECTION LTD               1,387
     1,700  * BRIGHTPOINT, INC                  22,312
       600  * CELLSTAR CORP                      5,925
       900  * CHS ELECTRONICS, INC               1,012
       300    COMPX INTERNATIONAL, INC           5,512
     1,500  * FISHER SCIENTIFIC
                INTERNATIONAL, INC              54,187
       600  * HA-LO INDUSTRIES, INC              4,500
       800    IKON OFFICE SOLUTIONS, INC         5,450
     1,400  * INGRAM MICRO, INC (CLASS A)       18,375
       800  * JLK DIRECT DISTRIBUTION, INC
                (CLASS A)                        8,250
       700  * KENT ELECTRONICS CORP             15,925
       200  * KEYSTONE AUTOMOTIVE
                INDUSTRIES, INC                  1,175


54  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES/PRINCIPAL                              VALUE
--------------------------------------------------------------------------------

WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
       600  * LANIER WORLDWIDE, INC            $ 2,325
       800  * MSC INDUSTRIAL DIRECT CO
                (CLASS A)                       10,600
       100  * NAVARRE CORP                         575
     1,500  * PATTERSON DENTAL CO               63,937
     3,200  * PSS WORLD MEDICAL, INC            30,200
       300  * SAFEGUARD SCIENTIFICS, INC        48,618
       800  * SCP POOL CORP                     20,750
       400  * TECH DATA CORP                    10,850
       300    WATSCO, INC                        3,468
                                          ------------
                                               343,733
                                          ------------

WHOLESALE TRADE-NONDURABLE GOODS--1.00%
     2,800  * AIRGAS, INC                       26,600
     2,100  * AMERISOURCE HEALTH CORP
                (CLASS A)                       31,893
       300  * BARNETT RESOURCES CORP             8,831
     2,275    BERGEN BRUNSWIG CORP (CLASS A)    18,910
   127,905    CARDINAL HEALTH, INC           6,123,451
       400  * CENTRAL GARDEN & PET CO            4,150
     2,000    ENRON CORP                        88,750
       100  * KENNETH COLE PRODUCTIONS, INC      4,575
     5,921    MCKESSON HBOC, INC               133,592
     1,000  * NCS HEALTHCARE, INC (CLASS A)      2,406
     2,700  * NU SKIN ENTERPRISES, INC
                (CLASS A)                       24,468
       600  * PRIORITY HEALTHCARE CORP
                (CLASS B)                       17,362
     1,427  * SCHOOL SPECIALTY, INC             21,583
       100  * SYNCOR INTERNATIONAL CORP          2,912
    11,600    SYSCO CORP                       458,897
                                          ------------
                                             6,968,380
                                          ------------

            TOTAL COMMON STOCK
            (COST $493,031,918)            659,313,071
                                          ------------



SHORT TERM INVESTMENTS--5.08%

U.S. GOVERNMENT AND AGENCIES--5.08%
              FEDERAL HOME LOAN
                MORTGAGE CORP (FHLMC)
$ 1,500,000  (0)5.600%, 01/11/00           $  1,497,667
  2,300,000  (0)5.590%, 01/12/00              2,296,072
  1,650,000     5.000%, 01/13/00              1,647,250
  1,000,000  (0)5.600%, 01/13/00                998,133
  2,000,000  (0)5.640%, 01/13/00              1,996,240
  5,000,000  (0)5.720%, 01/25/00              4,980,933
 10,000,000  (0)5.730%, 01/31/00              9,952,250
  5,000,000     5.580%, 02/18/00              4,962,800
  7,100,000  (0)5.550%, 03/16/00              7,017,906
                                           ------------
                                             35,349,251
                                           ------------

            TOTAL SHORT TERM INVESTMENTS
              (COST $35,349,251)             35,349,251
                                           ------------


            TOTAL PORTFOLIO
              (COST $528,393,935)          $694,676,724
                                           ------------



-------------

*   NON-INCOME PRODUCING

X   IN BANKRUPTCY

(0) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN SEGREGATED BY THE CUSTODIAN TO COVER MARGIN OR OTHER REQUIREMENTS ON OPEN FUTURES CONTRACTS.

# RESTRICTED SECURITY-INVESTMENT IN SECURITY NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 OR NOT PUBLICLY TRADED ON FOREIGN MARKETS. AT DECEMBER 31, 1999, THE VALUE OF THIS SECURITY AMOUNTED TO $270 OR 0.00% OF NET ASSETS.

   ADDITIONAL INFORMATION ON THE RESTRICTED SECURITY IS AS FOLLOWS:

                        ACQUISITION       ACQUISITION
      SECURITY             DATE              COST
   ---------------    -------------      -----------
   PROCURENET, INC       04/15/99            $270
                                           ========


AT DECEMBER 31, 1999, THE AGGREGATE COST OF PORTFOLIO INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS $531,573,536. NET REALIZED APPRECIATION AGGREGATED $163,103,188, OF WHICH $187,191,460 RELATED TO APPRECIATED PORTFOLIO INVESTMENTS AND $24,088,272 RELATED TO DEPRECIATED PORTFOLIO INVESTMENTS.



SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 55

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS     INTERNATIONAL EQUITY FUND
                              DECEMBER 31, 1999              SUMMARY BY INDUSTRY

--------------------------------------------------------------------------------
                                        VALUE      %
--------------------------------------------------------------------------------

BONDS
CORPORATE BONDS
HOLDING AND OTHER
  INVESTMENT OFFICES              $     24,027   0.01%
INSURANCE CARRIERS                       4,997   0.00
TRANSPORTATION EQUIPMENT                 4,178   0.00
                                  ------------ ------
TOTAL CORPORATE BONDS
(COST $28,309)                          33,202   0.01
                                  ------------ ------
TOTAL BONDS
(COST $28,309)                          33,202   0.01
                                  ------------ ------
PREFERRED STOCK
APPAREL AND OTHER TEXTILE PRODUCTS       5,610   0.00
BUSINESS SERVICES                    5,005,902   1.96
PRINTING AND PUBLISHING                189,203   0.07
STONE, CLAY, AND GLASS PRODUCTS         21,436   0.01
                                  ------------ ------
TOTAL PREFERRED STOCK
(COST $3,927,400)                    5,222,151   2.04

COMMON STOCK
AMUSEMENT AND RECREATION SERVICES      160,623   0.06
APPAREL AND ACCESSORY STORES           225,950   0.09
APPAREL AND OTHER TEXTILE PRODUCTS     189,257   0.07
BUILDING MATERIALS AND
  GARDEN SUPPLIES                      379,894   0.15
BUSINESS SERVICES                   37,934,686  14.83
CHEMICALS AND ALLIED PRODUCTS        8,605,924   3.36
COMMUNICATIONS                      46,371,134  18.13
DEPOSITORY INSTITUTIONS             16,941,927   6.62
EATING AND DRINKING PLACES           2,279,693   0.89
ELECTRIC, GAS, AND SANITARY
  SERVICES                           2,706,049   1.06
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                         46,006,231  17.98
ENGINEERING AND MANAGEMENT SERVICES      9,880   0.00
FABRICATED METAL PRODUCTS               94,242   0.04
FOOD AND KINDRED PRODUCTS            2,206,897   0.86
FOOD STORES                          1,247,719   0.49
GENERAL BUILDING CONTRACTORS           206,565   0.08
GENERAL MERCHANDISE STORES           2,423,597   0.95
HEAVY CONSTRUCTION, EXCEPT BUILDING    594,363   0.23
HOLDING AND OTHER INVESTMENT
  OFFICES                            1,501,071   0.59
HOTELS AND OTHER LODGING PLACES        172,132   0.07
INDUSTRIAL MACHINERY AND EQUIPMENT   2,193,641   0.86
INSTRUMENTS AND RELATED PRODUCTS     6,749,601   2.64
INSURANCE AGENTS, BROKERS
  AND SERVICE                          274,354   0.11
INSURANCE CARRIERS                   2,854,774   1.12
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                            1,516,611   0.59%
LUMBER AND WOOD PRODUCTS                78,597   0.03
METAL MINING                           460,678   0.18
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                           168,959   0.07
MISCELLANEOUS RETAIL                   729,947   0.29
MOTION PICTURES                         48,088   0.02
NONDEPOSITORY INSTITUTIONS           2,612,916   1.02
OIL AND GAS EXTRACTION               1,155,921   0.45
PAPER AND ALLIED PRODUCTS              411,100   0.16
PETROLEUM AND COAL PRODUCTS          4,410,376   1.72
PRIMARY METAL INDUSTRIES             9,226,120   3.61
PRINTING AND PUBLISHING              8,940,770   3.50
RAILROAD TRANSPORTATION                216,888   0.08
REAL ESTATE                          1,225,895   0.48
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS                   1,660,094   0.65
SECURITY AND COMMODITY BROKERS         662,342   0.26
SPECIAL TRADE CONTRACTORS               96,890   0.04
STONE, CLAY, AND GLASS PRODUCTS      4,282,530   1.67
TEXTILE MILL PRODUCTS                   26,760   0.01
TOBACCO PRODUCTS                       223,290   0.09
TRANSPORTATION BY AIR                1,674,210   0.65
TRANSPORTATION EQUIPMENT             3,901,788   1.53
TRANSPORTATION SERVICES              3,432,855   1.34
TRUCKING AND WAREHOUSING               263,205   0.10
WATER TRANSPORTATION                   465,024   0.18
WHOLESALE TRADE-DURABLE GOODS           60,427   0.02
WHOLESALE TRADE-NONDURABLE GOODS       411,137   0.16
                                  ------------ ------
TOTAL COMMON STOCK
(COST $148,597,370)                230,693,622  90.18
                                  ------------ ------
SHORT TERM INVESTMENTS
U.S. GOVERNMENT and AGENCIES        14,238,696   5.57
                                  ------------ ------
TOTAL SHORT TERM INVESTMENTS
(COST $14,238,696)                  14,238,696   5.57
                                  ------------ ------
TOTAL PORTFOLIO
(COST $166,791,775)                250,187,671  97.80
OTHER ASSETS & LIABILITIES, NET      5,631,419   2.20
                                  ------------ ------

NET ASSETS                        $255,819,090 100.00%
                                  ============ ======


56  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS

               STATEMENT OF INVESTMENTS (UNAUDITED)    INTERNATIONAL EQUITY FUND
                        DECEMBER 31, 1999                     SUMMARY BY COUNTRY


--------------------------------------------------------------------------------
                                     VALUE         %
--------------------------------------------------------------------------------
FOREIGN
AUSTRALIA                          $ 9,307,361   3.72%
AUSTRIA                                177,723   0.07
BELGIUM                                986,040   0.39
DENMARK                                666,066   0.27
FINLAND                              8,993,364   3.60
FRANCE                              11,114,212   4.44
GERMANY                             23,637,057   9.45
HONG KONG                           11,459,955   4.58
INDIA                                4,087,936   1.63
IRELAND                              2,211,097   0.88
ISRAEL                                 530,437   0.21
ITALY                                9,940,113   3.97
JAPAN                               63,661,535  25.45
MALAYSIA                                18,403   0.01
NETHERLANDS                          7,355,794   2.94
NEW ZEALAND                            139,701   0.06
NORWAY                                 231,192   0.09
PORTUGAL                               832,161   0.33
SINGAPORE                            9,832,926   3.93
SPAIN                                4,493,482   1.80
SWEDEN                               7,605,771   3.04
SWITZERLAND                          4,306,035   1.72
THAILAND                               399,760   0.16
UNITED KINGDOM                      53,960,854  21.57
                                  ------------ ------
TOTAL FOREIGN                      235,948,975  94.31
TOTAL SHORT TERM                    14,238,696   5.69
                                  ------------ ------
TOTAL PORTFOLIO                   $250,187,671 100.00%
                                  ============ ======


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 57

TIAA-CREF Mutual Funds     STATEMENT OF INVESTMENTS    INTERNATIONAL EQUITY FUND
                               December 31, 1999

PRINCIPAL/SHARES                                                   VALUE
------------------------------------------------------------------------

BONDS--0.01%

CORPORATE BONDS--0.01%

HOLDING AND OTHER INVESTMENT OFFICES--0.01%
                    BG TRANSCO HOLDINGS
        5,000(1)    7.057%, 12/14/09                        $      8,074
        5,000(1)    4.188%, 12/14/22                               8,101
        5,000(1)    7.000%, 12/16/24                               7,852
                                                            ------------
                                                                  24,027
                                                            ------------

INSURANCE CARRIERS--0.00%
                    AMP AUSTRALIA
           82(2)    7.000%, 02/10/05                               4,997
                                                            ------------

TRANSPORTATION EQUIPMENT--0.00%
                    BRITISH AEROSPACE PLC

        2,627(1)    7.450%, 11/30/03                               4,178
                                                            ------------

TOTAL CORPORATE BONDS
(COST $28,309)                                                    33,202
                                                            ------------

TOTAL BONDS
(COST $28,309)                                                    33,202
                                                            ------------

-------
(1)DENOMINATED IN BRITISH POUND.
(2)DENOMINATED IN AUSTRALIAN DOLLAR.

PREFERRED STOCK--2.04%

APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
           50       ESCADA AG.                                     5,610
                                                            ------------

BUSINESS SERVICES--1.96%
        8,310       SAP AG.                                    5,005,902
                                                            ------------

PRINTING AND PUBLISHING--0.07%
       22,162       NEWS CORP LTD (LTD-VOTE)                     189,203
                                                            ------------

STONE, CLAY, AND GLASS PRODUCTS--0.01%
          700       * DYCKERHOFF ZEMENTWERKE AG.                  21,436
                                                            ------------

TOTAL PREFERRED STOCK
(COST $3,927,400)                                              5,222,151
                                                            ------------

COMMON STOCK--90.18%

AMUSEMENT AND RECREATION SERVICES--0.06%
        1,100       EMI GROUP PLC                                 10,790
       12,790       GRANADA GROUP LTD (CLASS A)                  129,591
        3,000       TABCORP HOLDINGS LTD                          20,242
                                                            ------------
                                                                 160,623
                                                            ------------

APPAREL AND ACCESSORY STORES--0.09%
          500      *DOUGLAS HOLDINGS AG.                    $     21,532
                                                            ------------
        4,400       HENNES & MAURITZ AB SERIES B                 147,529
          359      *SHIMAMAURA CO LTD                             56,889
                                                            ------------
                                                                 225,950
                                                            ------------

APPAREL AND OTHER TEXTILE PRODUCTS--0.07%
        1,823      *AOYAMA TRADING CO LTD                         39,052
        9,624       BENETTON GROUP S.P.A.                         22,103
        9,000      *GUNZE LTD                                     23,946
        1,000       KURARAY CO LTD                                10,124
        1,000       ONWARD KASHIYMA CO LTD                        13,694
       11,000       PACIFIC DUNLOP LTD                            15,515
        9,000      *RENOWN, INC                                   22,009
        2,000       TOKYO STYLE CO LTD                            16,433
        3,000       WACOAL CORP                                   26,381
                                                            ------------
                                                                 189,257
                                                            ------------

BUILDING MATERIALS AND GARDENSUPPLIES--0.15%
       13,019       CRH PLC                                      280,654
        7,933       MEYER INTERNATIONAL PLC                       49,252
          300       PORTLAND VALDERRIVAS S.A.                      7,827
        5,500       WOLSELEY PLC                                  42,161
                                                            ------------
                                                                 379,894
                                                            ------------

BUSINESS SERVICES--14.83%
          177       ADECCO S.A. (REGD)                           137,847
       83,800      *BMCMEDIA.COM                                 158,983
          423       CAP GEMINI S.A.                              107,379
           93       CSK CORP                                      15,101
          429      *DASSAULT SYSTEMS S.A.                         27,960
          670      *FREENET.DE AG.                                74,106
      341,000      *FREESERVE PLC                              3,248,615
        7,400      *FUJITSU SUPPORT & SERVICE, INC             3,626,541
          800      *GETRONICS NV                                  63,825
      261,700       HAYS PLC                                   4,166,511
          300      *ISS INTERNATIONAL SERVICE
                    SYSTEM AS SE                                  20,192
        2,000      *KYOWA EXEO CORP                               17,411
          600      *LAGARDERE S.C.A.                              32,638
      145,900       LOGICA PLC                                 3,762,288
           23       MISYS PLC                                        358
        3,300      *ORACLE CORP (JAPAN)                        1,533,312
       23,200       RENTOKIL INITIAL PLC                          84,568
        6,380       REUTERS GROUP PLC                             87,513
        3,900      *SAGE GROUP PLC                                47,576
          175       SAP AG.                                       86,203


58  1999 ANNUAL REPORT                 SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

      SHARES                                                       VALUE
------------------------------------------------------------------------

BUSINESS SERVICES--(Continued)
        1,747       SECOM CO LTD                            $    192,251
       50,500       SECURICOR PLC                                131,079
        1,000       SECURITAS AB SERIES B FREE                    18,117
          900      *SEMA GROUP PLC                                16,188
      158,343      *SILVERLINE INDUSTRIES LTD                  2,955,735
        2,486      *SOFTBANK CORP                              2,378,281
      542,000      *SOLUTION 6 HOLDINGS LTD                    5,885,966
       18,675      *TISCALI S.P.A.                             7,581,338
       16,000       TOKYU CORP                                    38,971
        3,200       TRANS COSMOS                               1,364,770
       30,204       WHARF HOLDINGS LTD                            70,133
          185      *WPP GROUP PLC                                  2,930
                                                            ------------
                                                              37,934,686
                                                            ------------

CHEMICALS AND ALLIED PRODUCTS--3.36%
        2,100       AKZO NOBEL NV                                105,348
       10,000       ASAHI CHEMICAL INDUSTRY CO LTD                51,354
       10,140       ASTRAZENECA PLC                              429,458
        3,919       AVENTIS S.A.                                 227,788
        3,409       BASF AG.                                     175,136
        3,700       BAYER AG.                                    175,178
          519       BEIERSDORF AG.                                34,850
        2,000       BOC GROUP PLC                                 42,951
        1,684       CHUGAI PHARMACEUTICALS CO LTD                 18,202
           92       DAICEL CHEMICAL INDUSTRIES LTD                   256
        3,515       DAIICHI PHARMACEUTICALs CO LTD                45,695
        7,890       DENKI KAGKU KOGYO                             23,539
        2,644       EISAI CO LTD                                  50,821
        2,700      *FANCL CORP                                   723,664
       49,181       GLAXO WELLCOME PLC                         1,389,719
        7,600       IMPERIAL CHEMICAL INDUSTRY PLC                80,441
        1,468       KANEKA CORP                                   18,768
       26,387       KAO CORP                                     752,405
        7,000       KUREHA CHEMICAL INDUSTRY CO LTD               17,186
          409       L'AIR LIQUIDE                                 68,475
           37      *LONZA AG. (REGD)                              22,494
          413       LOREAL S.A.                                  331,372
          756       MERCK & CO KGAA                               23,455
       12,263       MITSUBISHI CHEMICAL CORP                      43,183
        9,000       MITSUBISHI GAS CHEMICAL CO, INC               17,519
       15,461      *MONTEDISON S.P.A.                             25,308
          450       NOVARTIS AG. (REGD)                          660,783
          613       NOVO NORDISK AS (CLASS B)                     81,358
        2,400      *NYCOMED AMERSHAM PLC                          14,939
        1,000       ORICA LTD                                      5,370
           14       ROCHE HOLDINGS AG.(BR)                       228,614
           91       ROCHE HOLDINGS AG.(GENUSSCHEINE) $ 1,080,203
        3,486       SANKYO CO LTD                                 71,609
        3,700      *SANOFI-SYNTHELABO S.A.                       154,082
          500       SCHERING AG.                                  60,440
        4,750       SEKISUI CHEMICAL CO LTD                       21,048
        2,597       SHIN-ETSU CHEMICAL CO LTD                    111,775
        1,539       SHIONOGI & CO LTD                             18,682
        2,633       SHISEIDO & CO LTD                             38,376
        9,000      *SHOWA DENKO K.K.                              10,300
       34,129       SMITHKLINE BEECHAM/BECKMAN LTD               435,354
       12,000       SUMITOMO CHEMICAL CO LTD                      56,343
        3,623       TAISHO PHARMACEUTICAL CO LTD                 106,319
        6,919       TAKEDA CHEMICAL INDUSTRIES LTD               341,788
       13,000       TORAY INDUSTRIES, INC                         50,357
        3,000      *TOSOH CORP                                    11,444
        4,714       UBE INDUSTRIES LTD                             9,821
        2,000       WESFARMERS LTD                                16,446
        3,000       YAMANOUCHI PHARMACEUTICAL CO LTD             104,764
          100       ZODIAC S.A.                                   21,144
                                                            ------------
                                                               8,605,924
                                                            ------------

COMMUNICATIONS--18.13%
        1,168       ALCATEL                                      268,261
        8,400       BRITISH SKY BROADCASTING GROUP PLC           135,160
      110,930       BRITISH TELECOMMUNICATIONS PLC             2,710,065
      153,137       CABLE & WIRELESS HKT LTD                     442,262
      184,000       CABLE & WIRELESS PLC                       3,116,629
          665       CANAL PLUS S.A.                               96,798
        3,400       CARLTON COMMUNICATIONS PLC                    33,104
       39,150      *CHINA TELECOM LTD (Hong Kong)
                    (spons ADR)                                5,033,221
      113,700      *COLT TELECOM GROUP PLC                     5,818,011
       16,022       DEUTSCHE TELEKOM AG.                       1,141,080
       97,851       ERICSSON TELEFON (LM) AB SERIES B          6,297,001
        5,376       FRANCE TELECOM S.A.                          711,056
        3,000       FUJIKURA LTD                                  11,914
          800       *HIKARI TSUSHIN, INC                       1,604,231
        3,400       KONINKLIJKE KPN NV                           331,881
       12,300       MARCONI PLC                                  217,575
        6,300       MEDIASET S.P.A.                               97,986
          111       NIPPON TELEGRAPH & TELEPHONE CORP          1,900,134
          119       NTT MOBILE COMMUNICATIONS                  4,574,701
       25,600      *OLIVETTI GROUP S.P.A.                         74,140
       20,500      *PARTNER COMMUNICATIONS CO LTD ADR            530,437
       15,950       PORTUGAL TELECOM S.A.                        174,972
        7,500      *SERVICOS TELECOMUNICACOE
                    MULTIMEDIA S.A.                              426,637


SEE NOTES TO FINANCIAL STATEMENTS                 1999 ANNUAL REPORT  59

      SHARES                                                       VALUE
------------------------------------------------------------------------

COMMUNICATIONS--(Continued)
       57,000       SINGAPORE TELECOMMUNICATIONS LTD        $    117,695
          149       SONERA OYJ                                    10,213
          500       SWISSCOM AG. (REGD)                          202,235
       29,300       TELECOM CORP OF NEW ZEALAND                  137,545
       21,653       TELECOM ITALIA                               305,369
       38,731       TELECOM ITALIA MOBILE S.P.A.                 432,683
        2,200       TELE DANMARK AS                              163,573
       60,451      *TELEFONICA DE ESPANA S.A.                  1,510,203
       44,000       TELSTRA CORP                                 238,338
        6,750      *TERRA NETWORKS S.A.                          368,878
        1,748       TOKYO BROADCASTING SYSTEMS, INC               59,161
      999,935       VODAFONE AIRTOUCH PLC                      4,952,770
       85,200      *YOKOWO CO LTD                              2,125,215
                                                            ------------
                                                              46,371,134
                                                            ------------

DEPOSITORY INSTITUTIONS-- 6.62%
        6,000       ABBEY NATIONAL PLC                            95,913
       10,431       ABN-AMRO HOLDINGS NV                         260,590
        8,080       ALLIED IRISH BANK PLC                         92,137
        2,800       ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA        65,804
      205,000       ASAHI BANK LTD                             1,263,332
        3,226       BANCA COMMERCIALE ITALIANA S.P.A.             17,548
       28,300      *BANCA DI ROMA                                 36,376
       18,797       BANCA INTESA S.P.A.                           76,308
        3,226      *BANCA INTESA S.P.A. PUT WTS 11/15/02           5,654
        6,500      *BANCA INTESA S.P.A. RISP                      13,226
        2,200      *BANCA POPOLARE DI MILANO                      17,130
       10,900       BANCO BILBAO VIZCAYA S.A. (REGD)             155,258
       13,000       BANCO COMERCIAL PORTUGUES S.A. (REGD)         72,156
           41       BANCO ESPIRITO SANTO S.A.                      1,152
       19,250       BANCO SANTANDER CENTRAL HISPANO S.A.         217,960
          849       BANK AUSTRIA AG.                              47,893
        5,000       BANK OF FUKUOKA LTD                           34,676
      162,000       BANK OF TOKYO MITSUBISHI LTD               2,256,566
        8,000       BANK OF YOKOHAMA LTD                          36,858
        2,542       BANQUE NATIONALE DE PARIS                    234,558
       21,315       BARCLAYS PLC                                 613,316
        2,069       BAYERISCHE HYPO-UND VEREINSBANK AG.          141,309
          282      *BPI-SGPS S.A. (REGD)                           1,201
       23,500       CHRISTIANIA BANK OG KREDITKASSE              115,922
        1,900       CREDIT SUISSE GROUP (REGD)                   377,684
        7,000       DAIWA BANK LTD                          $     20,541
        7,786      *DBS GROUP HOLDINGS LTD                       127,585
          329       DEN DANSKE BANK AF 1871                       36,090
        1,134      *DEN NORSKE BANK ASA                            4,659
        3,156      *DEUTSCHE BANK AG. (REGD)                     266,575
        2,900      *DRESDNER BANK AG. (REGD)                     157,750
        3,500       FORENINGSSPARBANKEN AB                        51,470
       22,185       FUJI BANK LTD                                215,492
        2,000       GUNMA BANK LTD                                13,009
       15,400       HANG SENG BANK LTD                           175,821
       14,000      *HOKURIKU BANK LTD                             33,141
       48,307       HSBC HOLDINGS PLC (United Kingdom)           673,151
       18,000       INDUSTRIAL BANK OF JAPAN LTD                 173,433
        2,000       JOYO BANK                                      9,194
        2,500       KBC BANCASSURANCE HOLDINGS NV                134,733
       31,757       LLOYDS TSB GROUP PLC                         397,148
          275       MERITA LTD                                     1,620
        7,672       MITSUBISHI TRUST & BANKING CORP               67,542
       13,000       MITSUI TRUST & BANKING CO LTD                 29,375
       12,400       NATIONAL AUSTRALIA BANK LTD                  189,011
       23,430      *OVERSEAS CHINESE BANKING CORP LTD            215,173
        4,970       ROYAL BANK OF SCOTLAND PLC                    88,115
      321,359       SAKURA BANK LTD                            1,860,952
        7,490       SAN PAOLO-IMI S.P.A.                         101,782
      131,000       SANWA BANK LTD                             1,592,816
        2,000       SEVENTY-SEVEN (77) BANK LTD                   20,952
        6,000       SHIZUOKA BANK LTD                             61,508
        4,640       SKANDINAVISKA ENSKILDA BANKEN SERIES A        46,945
          674       SOCIETE GENERALE S.A.                        156,838
      142,339       SUMITOMO BANK LTD                          1,947,891
        2,000      *SUNCORP-METWAY LTD                            10,741
        4,600       SVENSKA HANDELSBANKEN SERIES A                57,905
       16,000       TOKAI BANK LTD                               100,792
        1,453       UBS AG. (REGD)                               392,406
       26,400       UNiCREDITO ITALIANO S.P.A.                   129,778
          500      *UNI BANKDANMARK AS (CLASS A)                  35,211
      110,880      *UNITED OVERSEAS BANK LTD                     978,352
       16,862       WESTPAC BANKING CORP                         115,903
                                                            ------------
                                                              16,941,927
                                                            ------------

EATING AND DRINKING PLACES--0.89%
        1,300      *AUTOGRILL S.P.A.                              16,369
      160,411       COMPASS GROUP PLC                          2,201,633
        1,870       SKYLARK CO LTD                                43,992
          100       SODEXHO ALLIANCE S.A.                         17,699
                                                            ------------
                                                               2,279,693
                                                            ------------

60  1999 ANNUAL REPORT                 SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

      SHARES                                                       VALUE
------------------------------------------------------------------------

ELECTRIC, GAS, AND SANITARY SERVICES--1.06%
        1,077       AGUAS DE BARCELONA S.A.                 $     15,774
           10      *AGUAS DE BARCELONA S.A. (NEW)                    145
        2,054       AUSTRALIA GAS LIGHT CO                        12,012
       20,635      *BG GROUP PLC                                 133,277
       12,080       CENTRICA PLC                                  34,232
       23,500       CLP HOLDINGS LTD                             108,226
          600       ELECTRABEL NV                                196,433
        8,700       ELECTRICIDADE DE PORTUGAL S.A.               151,879
        5,500       ENDESA S.A.                                  109,201
       38,500      *ENEL S.P.A.                                  161,337
        2,500       GAS NATURAL SDG S.A.                          57,595
        1,988       HONG KONG & CHINA GAS CO LTD                   2,723
        4,600       IBERDROLA S.A.                                63,761
        5,900       ITALGAS S.P.A.                                22,347
        6,900       KANSAI ELECTRIC POWER CO, INC                120,208
        2,700       NATIONAL GRID GROUP PLC                       20,534
        7,625       NATIONAL POWER PLC                            44,138
       11,000       OSAKA GAS CO LTD                              26,469
          600      *OESTERREICHISCHE
                      ELEKTRIZITAETSWIRSCHAFTS AG.                84,315
        3,200       RHEIN-WESTFALEN ELECTRIC AG.                 125,394
       10,600       SCOTTISH POWER PLC                            80,273
          700       SUEZ LYONNAISE DES EAUX                      112,752
          500       SUEZ LYONNAISE DES EAUX S.A.                  80,134
          700       SUEZ LYONNAISE (STRIP VVPR)                        7
        5,000       THAMES WATER PLC                              62,327
        4,239       TOHOKU ELECTRIC POWER CO, INC                 63,027
        9,046       TOKYO ELECTRIC POWER CO, INC                 242,454
       10,000       TOKYO GAS CO LTD                              24,356
        1,846      *UNION ELECTRICA FENOSA S.A.                   32,244
        2,731       UNITED UTILITIES PLC                          28,376
        2,800       VEBA AG.                                     136,092
        3,177       VIAG AG.                                      58,246
        3,275       VIVENDI S.A.                                 295,761
                                                            ------------
                                                               2,706,049
                                                            ------------

ELECTRONIC AND OTHER ELECTRIC
EQUIPMENT--17.98%
        1,231      *ABB LTD                                      150,182
          775      *ABB LTD (SWITZERLAND)                         94,794
          687       ADVANTEST CORP                               181,444
        1,798       ALPS ELECTRIC CO LTD                          27,419
          100       BANG & OLUFSEN HOLDINGS AS (CLASS B)           3,656
          483       BARCO NV                                      67,630
        5,000       BROTHERS INDUSTRIES LTD                       11,493
    1,943,000      *CCT TELECOM HOLDINGS LTD                $  1,437,222
       75,300      *CHARTERED SEMICONDUCTOR
                      MANUFACTURING LTD ADR                    5,496,900
      129,000      *CLARION CO LTD                               903,495
        2,200       ELECTROCOMPONENTS PLC                         24,351
        2,011       ELECTROLUX AB SERIES B                        50,629
        4,000       EMAIL LTD                                      6,332
       64,850      *EPCOS AG.                                  4,866,833
      266,600       ERG LTD                                    1,491,202
       54,894       FUJITSU LTD                                2,502,269
        6,000       FURUKAWA ELECTRIC CO LTD                      90,971
       22,033       HITACHI LTD                                  353,460
      306,000       JOHNSON ELECTRIC HOLDINGS LTD              1,964,289
        2,443       KONINKLIJKE PHILIPS ELECTRONICS NV           332,228
        1,473       KYOCERA CORP                                 381,831
       13,706       MATSUSHITA ELECTRIC INDUSTRIAL CO LTD        379,420
       17,000       MITSUBISHI ELECTRIC CORP                     109,752
       24,628       MURATA MANUFACTURING CO LTD                5,781,807
       11,192       NIPPON ELECTRIC CORP                         266,581
       49,200       *NOKIA OYJ                                 8,921,088
        1,000       PIONEER CORP                                  26,411
        1,700       RACAL ELECTRONICS PLC                         15,234
        4,764       ROHM CO                                    1,957,240
       14,892       SANYO ELECTRIC CO LTD                         60,453
        8,683       SHARP CORP                                   222,108
        2,000       SIRTI S.P.A.                                   7,152
        6,269       SONY CORP                                  1,858,078
       35,300       ST MICROELECTRONICS NV                     5,433,482
        5,222       SUMITOMO ELECTRIC INDUSTRIES CO               60,326
          834       TAIYO YUDEN CO LTD                            49,438
        1,753       TOKYO ELECTRON CO LTD                        240,067
       20,512       TOSHIBA CORP                                 156,504
        3,458       YAMAHA CORP                                   22,460
                                                            ------------
                                                              46,006,231
                                                            ------------

ENGINEERING AND MANAGEMENT SERVICES-- 0.00%
        1,073       SINGAPORE TECHNOLOGIES ENGINEERING LTD         1,661
          800       VEDIOR NV                                      8,219
                                                            ------------
                                                                   9,880
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS                 1999 ANNUAL REPORT  61

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

      SHARES                                                       VALUE
------------------------------------------------------------------------

FABRICATED METAL PRODUCTS-- 0.04%
        3,700       CARADON PLC                             $      9,320
        2,100       GKN PLC                                       33,060
        1,000      *TAKARA STANDARD CO                             4,959
        1,000       TOSTEM CORP                                   17,949
        2,000       TOYO SEIKAN KAISHA LTD                        28,954
                                                            ------------
                                                                  94,242
                                                            ------------

FOOD AND KINDRED PRODUCTS-- 0.86%
        2,256       AJINOMOTO CO LTD                              23,502
        4,000       ASAHI BREWERIES LTD                           43,744
          700       AZUCARERA EBRO AGRICOLAS S.A.                 10,210
        4,200       BASS PLC                                      52,253
          200      *BRAU UND BRUNNEN AG.                           9,469
       16,400       CADBURY SCHWEPPES LTD                         99,039
          500       CARLSBERG BREWERIES AS (CLASS A)              18,418
        7,310       COCA COLA AMATIL LTD                          19,893
          400       DANISCO AS                                    15,601
          509       DANONE GROUP                                 119,981
       18,944       DIAGEO PLC (CLASS A)                         152,332
           40       ERIDANIA BEGHIN-SAY S.A.                       4,303
       16,000      *FOSTERS BREWING GROUP LTD                     45,741
       11,000      *GOODMAN FIELDER LTD                            9,786
        2,200       HEINEKEN NV                                  107,306
          600       HOLSTEN BRAUEREI AG.                          10,274
        1,813       HOUSE FOODS CORP                              27,488
          168       KERRY GROUP (CLASS A)                          2,013
        8,626       KIRIN BREWERY CO LTD                          90,707
          565       LVMH MOET HENNESSY LOUIS VUITTON 253,102
        2,000       MEIJI SEIKA KAISHA LTD                        11,366
          280       NESTLE S.A. (REGD)                           512,975
        6,000       NICHIREI CORP                                 15,553
        1,000       NIPPON MEAT PACKERS, INC                      12,961
        9,158       NIPPON OIL & FATS CO LTD                      21,679
       12,000      *NIPPON SUISAN KAISHA LTD                      18,429
          901       ORKLA ASA                                     15,527
       12,800       PARMALAT FINANZIARIA S.P.A.                   16,375
          637       PERNOD-RICARD S.A.                            36,447
        6,000       SOUTHCORP LTD                                 21,078
        1,765       TAKARA SHUZO CO LTD                           27,814
        2,700       TATE & LYLE PLC                               17,351
       14,679       UNILEVER LTD                                 107,963
        4,093       UNILEVER NV CERTificate                      226,109
        1,000       YAKULT HONSHA CO LTD                           8,412
        2,000       YAMAZAKI BAKING CO LTD                        21,696
                                                            ------------
                                                               2,206,897
                                                            ------------

FOOD STORES-- 0.49%
        1,962       CARREFOUR SUPERMARCHE S.A.              $    361,882
          500       CASINO GUICHARD-PERRACHON S.A.                57,267
          500       DELHAIZE FRERES NV                            37,674
        3,548       ITO-YOKADO CO LTD                            385,238
           73       JERONIMO MARTINS SGPS S.A.                     1,867
        4,495       KONINKLIJKE AHOLD NV                         133,078
        2,500       RINASCENTE S.P.A.                             16,042
        5,545       SAINSBURY (J) PLC                             31,270
       52,400       TESCO PLC                                    159,278
        3,000       UNY CO LTD                                    29,316
       10,154       WOOLWORTHS LTD                                34,807
                                                            ------------
                                                               1,247,719
                                                            ------------

GENERAL BUILDING CONTRACTORS-- 0.08%
        4,000       BARRATT DEVELOPMENTS PLC                      18,213
        2,200      *BERKELEY GROUP PLC                            25,399
        1,000       DAITO TRUST CONSTRUCTION CO LTD               11,151
        5,000       DAIWA HOUSE INDUSTRY CO LTD                   37,171
       16,000      *FUJITA CORP                                    8,608
        5,000       OBAYASHI CORP                                 23,623
        1,548       SKANSKA AB SERIES B FREE                      57,731
       13,000       TAISEI CORP                                   24,669
                                                            ------------
                                                                 206,565
                                                            ------------

GENERAL MERCHANDISE STORES-- 0.95%
       10,167       COLES MYER LTD                                52,332
          400      *CORTEFIEL S.A.                                10,476
        6,000      *DAIMARU, INC                                  20,307
        7,000      *DAVID JONES LTD                                6,319
        1,100      *DIXONS GROUP PLC                              26,447
          800      *HAGEMEYER NV                                  18,527
        1,775       JUSCO CO LTD                                  30,923
          800      *KARSTADT AG.                                  32,074
        8,103       KINGFISHER PLC                                89,886
        8,900       MARKS & SPENCER PLC                           42,358
        2,646       MARUI CO LTD                                  39,497
        1,544       METRO AG.                                     83,055
        7,000      *MITSUKOSHI LTD                                24,650
        7,000       MYCAL CORP                                    30,470
          721       PINAULT-PRINTEMPS-REDOUTE S.A.               190,290
        8,500       RYOHIN KEIKAKU CO LTD                      1,705,327
        3,000      *TAKASHIMAYA CO LTD                            20,659
                                                            ------------
                                                               2,423,597
                                                            ------------

62  1999 ANNUAL REPORT                 SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

      SHARES                                                       VALUE
------------------------------------------------------------------------

HEAVY CONSTRUCTION, EXCEPT BUILDING-- 0.23%
          200      *ACS ACTIVIDADES DE CONSTRUCCION
                      Y SERVICIOS S.A.                       $     4,744
        1,719       AUTOPISTAS CONCESIONARIA ESPANOLA S.A.        16,710
          600      *BILFINGER & BERGER AG.                        13,055
          100      *BOUYGUES S.A.                                 63,563
        1,711       DRAGADOS Y CONSTRUCCIONES S.A.                15,098
          800      *FOMENTO CONSTRUCCIONES Y CONTRATAS S.A.       16,278
        4,000       GROUPE GTM                                   388,836
          500      *HOCHTIEF AG.                                  18,635
        7,000      *JGC CONSTRUCTION CORP                         16,981
        7,000       KAJIMA CORP                                   20,884
        2,681      *MAEDA ROAD CONSTRUCTION CO LTD                12,981
          100      *VA TECHNOLOGIE AG. (BR)                        6,598
                                                            ------------
                                                                 594,363
                                                            ------------

HOLDING AND OTHER INVESTMENT OFFICES-- 0.59%
        8,886       ALLIED ZURICH PLC                            104,670
        1,500      *CANARY WHARF FINANCE PLC                       9,288
        1,546       DROTT AB SERIES B                             17,642
       80,640       HUTCHINSON WHAMPOA LTD                     1,172,228
        1,300       LAND SECURITIES PLC                           14,567
        3,475      *LEND LEASE CORP LTD                           48,513
          800       PROMISE CO LTD                                40,692
        5,000       SUMITOMO CORP                                 48,469
       38,022       UNIONE IMMOBILIARE S.P.A.                     17,618
       14,000      *WESTFIELD TRUST (UNITS)                       27,384
                                                            ------------
                                                               1,501,071
                                                            ------------

HOTELS AND OTHER LODGING PLACES-- 0.07%
        2,000       ACCOR S.A.                                    96,645
        9,100       HILTON GROUP PLC                              29,130
       58,000      *HONG KONG & SHANGHAI HOTELS LTD               38,425
          700      *SOL MELIA S.A.                                 7,932
                                                            ------------
                                                                 172,132
                                                            ------------

INDUSTRIAL MACHINERY AND EQUIPMENT-- 0.86%
        5,412      *AMADA CO LTD                                  29,593
        1,000      *ATLAS COPCO AB SERIES B FREE                  28,470
          900      *BUDERUS AG.                                   15,231
        3,000       DAI NIPPON SCREEN MANUFACTURING CO LTD        17,900
        2,000      *DAIKIN INDUSTRIES LTD                   $     27,193
        1,494       FANUC LTD                                    190,130
        2,500      *FKI PLC                                        9,688
          300      *FLS INDUSTRIES AS (CLASS B)                    7,557
          800      *INDUSTRIE-WERKE KARLSRUHE AUGSBURG AG.        16,842
       29,000       KEPPEL CORP ltd                               75,894
       67,596       KOMATSU LTD                                  310,772
          908       KOMORI CORP                                   17,310
       12,000       KUBOTA CORP                                   45,896
          400      *LINDE AG.                                     21,879
        1,796       MAKITA CORP                                   16,162
        4,000       MINEBEA CO LTD                                68,590
       26,000       MITSUBISHI HEAVY INDUSTRIES LTD               86,726
        1,000      *MORI SEIKI CO LTD                             13,401
          174       NIDEC CORP                                    50,210
        2,408       NSK LTD                                       16,464
        6,296       NTN TOYO BEARING CO LTD                       18,599
        2,000       OMRON CORP                                    46,072
        1,000      *SANDVIK AB SERIES A                           31,352
           75      *SIDEL S.A.                                     7,744
       25,200       THK CO LTD                                 1,018,061
          600       ZARDOYA OTIS S.A.                              5,905
                                                            ------------
                                                               2,193,641
                                                            ------------

INSTRUMENTS AND RELATED PRODUCTS-- 2.64%
        6,078       CANON, INC                                   241,384
        3,759       CITIZEN WATCH CO LTD                          23,900
          300      *FRESENIUS MEDICAL CARE AG.                    25,657
        4,368       FUJI PHOTO FILM CO LTD                       159,372
        1,000      *GAMBRO AB (CLASS A)                            9,000
        9,200       IMI PLC                                       39,812
      720,845       INVENSYS PLC                               3,922,506
        4,100       KEYENCE CORP                               1,664,390
        6,000       KONICA CORP                                   22,302
        3,530       NIKON CORP                                   103,590
          700       OCE NV                                        11,832
        1,000       OLYMPUS OPTICAL CO LTD                        14,134
       22,000       RICOH CO LTD                                 414,478
          171      *THE SWATCH GROUP AG. (REGD)                   39,844
        6,416       WILLIAMS PLC                                  29,189
        4,000       YOKOGAWA ELECTRIC CORP                        28,211
                                                            ------------
                                                               6,749,601
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS                 1999 ANNUAL REPORT  63

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

      SHARES                                                       VALUE
------------------------------------------------------------------------

INSURANCE AGENTS, BROKERS ANDSERVICE-- 0.11%
        7,558       FORTIS B                                $    272,717
          462      *FORTIS B CVG 07/20/01                          1,596
        4,158      *FORTIS B NPV (STRIP VVPR)                         41
                                                            ------------
                                                                 274,354
                                                            ------------

INSURANCE CARRIERS-- 1.12%
        3,219       AEGON NV ARS                                 310,970
        1,313       ALLIANZ AG. (REGD)                           441,103
        9,000       AMP LTD                                       99,091
        5,460       ASSICURAZIONI GENERALI S.P.A.                180,404
        2,000       AXA                                          278,834
        5,900       CGU PLC                                       95,029
        8,000      *COLONIAL LTD                                  35,640
       34,600       INSTITUTO NAZIONALE DELLE ASSICURAZION        91,666
       36,500       LEGAL & GENERAL GROUP PLC                     99,308
        5,000       MITSUI TAISHO MARINE & FIRE CO LTD            29,639
        1,074       MUENCHENER RUECKVER AG. (REGD)               272,420
        9,100       PRUDENTIAL PLC                               179,264
        2,000      *QBE INSURANCE GROUP LTD                        9,289
        3,700      *RAS S.P.A.                                    37,122
        1,300      *SAI S.P.A.                                    14,549
        3,000       SKANDIA FORSAKRINGS AB                        90,705
        4,000       SUMITOMO MARINE & FIRE INSURANCE CO           24,650
          100       SWISS REINSURANCE                            205,439
       11,253       TOKIO MARINE & FIRE INSURANCE CO LTD         131,540
          400       ZURICH ALLIED AG.                            228,112
                                                            ------------
                                                               2,854,774
                                                            ------------

LOCAL AND INTERURBAN PASSENGERTRANSIT-- 0.59%
           15       CENTRAL JAPAN RAILWAY CO                      94,052
          147       EAST JAPAN RAILWAY CO                        792,304
      244,717       STAGECOACH HOLDINGS PLC                      630,255
                                                            ------------
                                                               1,516,611
                                                            ------------

LUMBER AND WOOD PRODUCTS-- 0.03%
        1,653       CARTER HOLT HARVEY LTD                         2,155
        8,635       SEKISUI HOUSE LTD                             76,442
                                                            ------------
                                                                  78,597
                                                            ------------

METAL MINING-- 0.18%
           40      *ALUSUISSE LONZA HOLDINGS AG. (REGD)     $     29,493
        1,000       JOHNSON MATTHEY PLC                           11,141
       19,178       MIM HOLDINGS LTD                              19,697
       10,000      *MITSUBISHI MATERIALS CORP                     24,454
          688      *MITSUI MINING & SMELTING CO LTD                3,250
       14,000      *NIPPON LIGHT METAL CO LTD                     13,009
        9,000      *NORMANDY MINING LTD                            6,358
        8,708       NORTH LTD                                     20,451
        2,451       RIO TINTO LTD                                 52,466
        6,738       RIO TINTO ltd PLC (REGD)                     162,653
        1,354       SMITH (HOWARD) LTD                             9,212
        1,029       SONS OF GWALIA NL                              3,433
        7,000      *SUMITOMO METAL MINING CO LTD                  15,611
        1,065       UNION MINIERE GROUP S.A.                      41,411
        8,742       WMC LTD                                       48,039
                                                            ------------
                                                                 460,678
                                                            ------------

MISCELLANEOUS MANUFACTURINGINDUSTRIES-- 0.07%
          100      *BIC S.A.                                       4,551
        2,400      *BULGARI S.P.A.                                21,565
          860       NINTENDO CO LTD                              142,843
                                                            ------------
                                                                 168,959
                                                            ------------

MISCELLANEOUS RETAIL-- 0.29%
        8,400       BOOTS CO LTD                                  81,652
        4,800       GREAT UNIVERSAL STORES PLC                    28,057
       26,400      *QXL.COM PLC LTD                              620,238
                                                            ------------
                                                                 729,947
                                                            ------------

MOTION PICTURES-- 0.02%
          700       EM.TV & MERCHANDISING AG.                     45,129
          935       RANK GROUP PLC                                 2,959
                                                            ------------
                                                                  48,088
                                                            ------------

NONDEPOSITORY INSTITUTIONS-- 1.02%
          839       ACOM CO LTD                                   82,152
          500       CORPORACION FINANCIERE ALBA S.A.              17,104
        1,000      *CREDIT SAISON CO LTD                          17,411
       10,997       HALIFAX PLC                                  121,900
       81,600      *ICICI LTD (SPONS ADR)                      1,132,200
        6,734       ING GROEP NV                                 406,602
          222       IRISH LIFE & PERMANENT PLC                     2,102
        3,100       MEDIOBANCA S.P.A.                             31,633
        4,000       NIPPON SHINPAN CO LTD                          9,312
        3,050       SCHROEDERS LTD                                61,363
        1,500       SHOHKOH FUND & CO                            593,516
        1,100       TAKEFUJI CORP                                137,621
                                                            ------------
                                                               2,612,916
                                                            ------------

64  1999 ANNUAL REPORT                 SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

      SHARES                                                       VALUE
------------------------------------------------------------------------

OIL AND GAS EXTRACTION-- 0.45%
       15,600       IHC CALAND NV                           $    569,656
        7,658       LONDON & SCOTTISH MARINE OIL PLC              14,560
          164      *OMV AKTIENGESELLS AG.                         15,942
          259       TECHNIP S.A.                                  26,559
        3,058       TOTAL FINA S.A.                              408,162
          900       TOTAL FINA S.A. (class B)                    121,033
          900      *TOTAL FINA S.A. (STRIP VVPR)                       9
                                                            ------------
                                                               1,155,921
                                                            ------------

PAPER AND ALLIED PRODUCTS-- 0.16%
        4,000       AMCOR LTD                                     18,668
        4,227      *ARJO WIGGINS APPLETON PLC                     15,357
          600      *BUHRMANN NV                                    9,035
        9,088       BUNZL PLC                                     50,039
          300       EMPRESA NATIONAL DE CELULOSAS S.A.             5,998
        1,036      *JEFFERSON SMURFIT GROUP PLC                    3,130
        9,000      *MITSUBISHI PAPER MILLS LTD                    12,061
        2,000       NGK INSULATORS LTD                            14,848
        5,802       NIPPON PAPER INDUSTRIES CO                    31,952
        3,107       NORD-EST S.A.                                 84,849
        6,000       OJI PAPER CO LTD                              36,095
        2,900       REXAM PLC                                     11,706
        1,920       SCA AB SERIES B                               56,922
        1,500       UPM-KYMMENE OY                                60,440
                                                            ------------
                                                                 411,100
                                                            ------------

PETROLEUM AND COAL PRODUCTS-- 1.72%
      223,930       BP AMOCO PLC                               2,250,834
        7,800       BP AMOCO PLC (SPONS ADR)                     462,637
       15,617       BROKEN HILL PROPRIETARY CO LTD               204,342
        7,000       COSMO OIL CO LTD                              10,476
       42,475       ENTE NAZIONALE IDROCARBURI S.P.A.            233,617
       12,000       NIPPON MITSUBISHI OIL CO                      52,822
        2,266       NORSK HYDRO AS                                95,082
        6,325       REPSOL S.A.                                  146,671
       15,000       ROYAL DUTCH PETROLEUM CO                     919,458
        7,100       SANTOS LTD                                    19,276
        5,000       TEIKOKU OIL CO LTD                            15,161
                                                            ------------
                                                               4,410,376
                                                            ------------

PRIMARY METAL INDUSTRIES-- 3.61%
          300      *ACERINOX S.A.                           $     11,967
        9,054      *CORUS GROUP PLC                               23,537
       12,000      *JAPAN STEEL WORKS LTD                         13,146
       22,000      *KAWASAKI STEEL CORP                           39,381
       28,968      *MANNESMANN AG. (REGD)                      6,988,826
       40,000       NIPPON STEEL CORP                             93,514
          589      *PECHINEY S.A.                                 42,096
       33,790      *PREUSSAG AKTIEGESELLSCHAFT AG. 1,882,320
        1,180      *SUMITOMO HEAVY INDUSTRIES LTD                  3,231
       41,000      *SUMITOMO METAL INDUSTRIES LTD                 30,881
        2,500      *THYSSEN KRUPP AG.                             76,180
        1,120       USINOR                                        21,041
                                                            ------------
                                                               9,226,120
                                                            ------------

PRINTING AND PUBLISHING-- 3.50%
        6,000       DAI NIPPON PRINTING CO LTD                    95,666
      281,500       ELSEVIER UTIGEVERSMIJ NV                   3,363,127
          756       MONDADORI (ARNOLDO) EDITORE S.P.A.            23,989
      135,400       PEARSON PLC                                4,381,353
        5,000       REED INTERNATIONAL PLC                        37,420
       14,700      *SHOBUNSHA PUBLICATIONS, INC                  920,281
        5,000       TOPPAN PRINTING CO LTD                        49,887
        2,040       WOLTERS KLUWER NV                             69,047
                                                            ------------
                                                               8,940,770
                                                            ------------

RAILROAD TRANSPORTATION-- 0.08%
        1,000       BRAMBLES INDUSTRIES LTD                       27,556
       11,000       KEIHIN ELECTRIC EXPRESS RAILWAY               37,660
        7,000       KINKI NIPPON RAILWAY CO LTD                   28,074
        4,130       MAYNE NICKLESS LTD                            10,618
        6,821       NIPPON EXPRESS CO LTD                         37,698
        4,483       RAILTRACK GROUP PLC                           75,282
                                                            ------------
                                                                 216,888
                                                            ------------

REAL ESTATE-- 0.48%
       19,000       CHEUNG KONG HOLDINGS LTD                     241,364
       12,000       CITY DEVELOPMENT LTD                          70,228
        5,000       DAIWA KOSHO LEASE CO LTD                      16,091
          911      *DBS LAND LTD                                   1,793
       14,274       GENERAL PROPERTY TRUST                        23,158
        1,300      *MEPC PLC                                       9,760
          200       METROVACESA S.A.                               3,465
        8,000       MITSUBISHI ESTATE CO LTD                      78,020
        7,696       MITSUI FUDOSAN CO LTD                         52,094

SEE NOTES TO FINANCIAL STATEMENTS                 1999 ANNUAL REPORT  65

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

SHARES                                                             VALUE
------------------------------------------------------------------------

REAL ESTATE-- (Continued)
       18,514       NEW WORLD DEVELOPMENT CO LTD            $     41,679
        2,307       SINO LAND CO LTD                               1,328
       12,200       SLOUGH ESTATES PLC                            69,637
       53,566       SUN HUNG KAI PROPERTIES LTD                  558,158
        6,000       TOKYO TATEMONO CO LTD                         10,681
        1,200      *URBIS S.A.                                     5,439
          600      *VALLEHERMOSO S.A.                              4,218
        1,000      *WCM BETEILIGUNGS & GRUNDBESITZ AG.            38,782
                                                            ------------
                                                               1,225,895
                                                            ------------

RUBBER AND MISCELLANEOUS PLASTICPRODUCTS-- 0.65%
          164       ADIDAS SALOMON AG.                            12,307
        6,000       BRIDGESTONE CORP                             132,055
        1,500      *CONTINENTAL AG.                               29,993
        1,009       MICHELIN S.A. (CLASS B)                       39,640
      782,000      *OMNI INDUSTRIES LTD                        1,417,551
       10,400       PIRELLI S.P.A.                                28,548
                                                            ------------
                                                               1,660,094
                                                            ------------

SECURITY AND COMMODITY BROKERS-- 0.26%
        1,100       3I GROUP PLC                                  19,627
        1,800      *AMVESCAP PLC                                  20,926
        9,000       DAIWA SECURITIES GROUP, INC                  140,771
       12,054      *ITOCHU CORP                                   60,016
        8,000      *MARUBENI CORP                                 33,571
       10,318       MITSUBISHI CORP                               79,633
       11,000       MITSUI & CO LTD                               76,934
       12,792       NOMURA SECURITIES CO LTD                     230,864
                                                            ------------
                                                                 662,342
                                                            ------------

SPECIAL TRADE CONTRACTORS-- 0.04%
        2,433       KINDEN CORP                                   18,682
          996       SCHNEIDER ELECTRIC S.A.                       78,208
                                                            ------------
                                                                  96,890
                                                            ------------

STONE, CLAY, AND GLASS PRODUCTS-- 1.67%
        8,447       ASAHI GLASS CO LTD                            65,358
       11,000       BORAL LTD                                     16,983
          138      *CIMENTOS DE PORTUGAL                           2,293
       85,600       CRH PLC                                    1,831,058
       10,900       CSR LTD                                       26,383
      209,112       HANSON PLC                                 1,752,420
          500      *HEIDELBERGER ZEMENT AG. (GERMANY)             39,286
           68       HOLDERBANK FINANCIERE GLARUS AG. (BR)         93,103
        1,828       HOYA CORP                                    143,944
        1,649       INAX CORP                                      9,226
        1,700      *ITALCEMENTI S.P.A.                      $     20,549
          677       LAFARGE S.A. (BR)                             78,836
       63,000       MALAYAN CEMENT BERHAD                         18,402
        2,000      *NIPPON SHEET GLASS CO LTD                     10,368
       12,400      *PILKINGTON PLC                                16,918
        8,000      *PIONEER INTERNATIONAL LTD                     24,022
          415       ST. GOBAIN S.A.                               78,049
       12,000      *SUMITOMO OSAKA CEMENT CO LTD                  15,846
       15,000       TAIHEIYO CEMENT CORP                          28,612
          500      *WIENERBERGER BAUSTOFF AG.                     10,874
                                                            ------------
                                                               4,282,530
                                                            ------------

TEXTILE MILL PRODUCTS-- 0.01%
          200      *CHARGEURS S.A.                                11,262
        1,000       NISSHINBO INDUSTRY, INC                        4,519
        8,439      *NITTO BOSEKI CO LTD                           10,979
                                                            ------------
                                                                  26,760
                                                            ------------

TOBACCO PRODUCTS-- 0.09%
        1,400       ALTADIS S.A.                                  20,026
       15,586       BRITISH AMERICAN TOBACCO PLC                  88,523
           15       JAPAN TOBACCO, INC                           114,741
                                                            ------------
                                                                 223,290
                                                            ------------

TRANSPORTATION BY AIR-- 0.65%
        9,500      *ALITALIA S.P.A.                               22,632
          200      *AUSTRIAN AIRLINES/OEST LUFTV AG.               3,787
        5,465       BRITISH AIRPORT AUTHORITIES PLC               38,385
       44,000       CATHAY PACIFIC AIRWAYS LTD                    78,394
        2,400       DEUTSCHE LUFTHANSA AG. (REGD)                 55,847
          100      *FLUGHAFEN WIEN AG.                             3,476
       12,000       JAPAN AIRLINES CO LTD                         35,566
          450       KLM (ROYAL DUTCH AIRLINES) NV                 11,559
      117,245       SINGAPORE AIRLINES LTD (LR)                1,330,090
       16,000       SWIRE PACIFIC LTD (CLASS A)                   94,474
                                                            ------------
                                                               1,674,210
                                                            ------------

TRANSPORTATION EQUIPMENT-- 1.53%
       16,462       BRITISH AEROSPACE PLC                        108,982
        5,232       DAIMLERCHRYSLER AG.                          406,878
          100       DAIMLERCHRYSLER (U.S.A.)                       7,825
        6,000       DENSO CORP                                   143,207
        2,420       FIAT S.P.A.                                   69,111
        7,000       HONDA MOTOR CO LTD                           260,198
          331       MAN AG.                                       12,437
        2,000       NIPPON SHARYO LTD                              4,304
      220,590      *NISSAN MOTOR CO LTD                          907,875
        8,000       ORIENT CORP                                   23,163
          300       PEUGEOT S.A.                                  68,116


66  1999 ANNUAL REPORT                 SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF Mutual Funds                         INTERNATIONAL EQUITY FUND

SHARES                                                             VALUE
------------------------------------------------------------------------

TRANSPORTATION EQUIPMENT-- (Continued)
        3,145      *SIEMENS AG. (REGD)                      $    400,132
        1,800       SMITHS INDUSTRIES PLC                         26,884
          534      *THOMSON-CSF                                   17,638
        1,352      *TI GROUP PLC                                  10,369
       24,667       TOYOTA MOTOR CORP                          1,234,831
          400      *VALEO S.A.                                    30,865
        1,850       VOLKSWAGEN AG.                               104,268
        2,500       VOLVO AB SERIES B FREE                        64,705
                                                            ------------
                                                               3,901,788
                                                            ------------

TRANSPORTATION SERVICES-- 1.34%
      300,900       AIRTOURS PLC                               1,846,280
      100,000      *AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A.    1,586,575
                                                            ------------
                                                               3,432,855
                                                            ------------

TRUCKING AND WAREHOUSING-- 0.10%
        5,000       SEINO TRANSPORTATION CO LTD                   26,508
        3,400       TNT POST GROUP NV                             97,440
        3,595       YAMATO TRANSPORT CO LTD                      139,257
                                                            ------------
                                                                 263,205
                                                            ------------

WATER TRANSPORTATION-- 0.18%
           10       DAMPSKIBSSELSKABET AF 1912 (CLASS B)         117,824
           10       DAMPSKIBSSELSKABET SVENDBORG (CLASS B)       166,579
        5,000      *KAMIGUMI CO LTD                               21,031
       14,000       NIPPON YUSEN KABUSHIKI KAISHA                 57,243
        6,136       PENINSULAR & ORIENTAL STEAM NAVIGATION CO    102,347
                                                            ------------
                                                                 465,024
                                                            ------------

WHOLESALE TRADE-DURABLE GOODS-- 0.02%
          500      *ARM HOLDINGS PLC                              33,723
        1,000       TERUMO CORP                                   26,704
                                                            ------------
                                                                  60,427
                                                            ------------

WHOLESALE TRADE-NONDURABLEGOODS-- 0.16%
          100      *AUSTRIA TABAKWERKE AG.                         4,835
        1,000       F.H. FAULDING & CO LTD                         6,542
          105       THAI UNION FROZEN PRODUCTS (FR)              399,760
                                                            ------------
                                                                 411,137
                                                            ------------

TOTAL COMMON STOCK
(COST $148,597,370)                                          230,693,622
                                                            ------------

SHORT TERM INVESTMENTS-- 5.57%

U.S. GOVERNMENT AND AGENCIES-- 5.57%
                   FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$     525,000(0)   5.000%, 01/13/00                         $    524,125
   13,875,000(0)   5.550%, 03/16/00                           13,714,571
                                                            ------------
                                                              14,238,696
                                                            ------------

TOTAL SHORT TERM INVESTMENTS
(COST $14,238,696)                                            14,238,696
                                                            ------------

TOTAL PORTFOLIO
(COST $166,791,775)                                         $250,187,671
                                                            ============


---------
*    NON-INCOME PRODUCING

(0) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN SEGREGATED BY THE CUSTODIAN TO COVER MARGIN OR OTHER REQUIREMENTS ON OPEN FUTURES CONTRACTS.

AT DECEMBER 31, 1999, THE AGGREGATE COST OF PORTFOLIO INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS $168,376,622. NET UNREALIZED APPRECIATION AGGREGATED $81,811,049, OF WHICH $86,893,294 RELATED TO APPRECIATED PORTFOLIO INVESTMENTS AND $5,082,245 RELATED TO DEPRECIATED PORTFOLIO INVESTMENTS.


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 67

TIAA-CREF Mutual Funds      STATEMENT OF INVESTMENTS     MANAGED ALLOCATION FUND
                                December 31, 1999


SHARES/PRINCIPAL                                             VALUE          %
--------------------------------------------------------------------------------

TIAA-CREF MUTUAL FUNDS--99.57%
   9,357,110    BOND PLUS FUND                           $ 90,108,967     36.87%
   3,350,954    GROWTH & INCOME FUND                       53,380,700     21.85
   3,211,222    GROWTH EQUITY FUND                         55,200,900     22.59
   2,558,225    INTERNATIONAL EQUITY FUND                  41,136,263     16.83
   3,496,424    MONEY MARKET FUND                           3,496,424      1.43
                                                         ------------    ------
                                                          243,323,254     99.57
                                                         ------------    ------
TOTAL TIAA-CREF MUTUAL FUNDS
(COST $199,587,262)                                       243,323,254     99.57
                                                         ------------    ------

SHORT TERM INVESTMENT--0.17%

U.S. GOVERNMENT AGENCY--0.17%
                FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
    $425,000    5.000%, 01/13/00                              424,292      0.17
                                                         ------------    ------

TOTAL SHORT TERM INVESTMENT
(COST $424,292)                                               424,292      0.17
                                                         ------------    ------

TOTAL PORTFOLIO
(COST $200,011,554)                                       243,747,546     99.74
OTHER ASSETS & LIABILITIES, NET                               624,578      0.26
                                                         ------------    ------
NET ASSETS                                               $244,372,124    100.00%
                                                         ============    =======

THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS THE AMOUNT DISCLOSED ABOVE.

68  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

[TIAA LOGO]

                       REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Mutual Funds:

The accompanying financial statements of the Money Market, Bond PLUS, Growth & Income, Growth Equity, International Equity and Managed Allocation Funds of TIAA-CREF Mutual Funds ("the Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal Auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of TIAA-CREF Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.

                                             -----------------------------------
                                                          President

                                             -----------------------------------
                                                Executive Vice President and
                                                Principal Accounting Officer

70  1999 ANNUAL REPORT

                         [ERNST & YOUNG LLP Letterhead]

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Mutual Funds (comprising, respectively, the Money Market Fund, the Bond PLUS Fund, the Growth & Income Fund, the Growth Equity Fund, the International Equity Fund, and the Managed Allocation Fund) as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIAA-CREF Mutual Funds at December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

February 4, 2000


                                                          1999 ANNUAL REPORT  71

TIAA-CREF MUTUAL FUNDS                       STATEMENTS OF ASSETS OF LIABILITIES
--------------------------------------------------------------------------------
December 31, 1999

                                                     Money          Bond        Growth &      Growth     International    Managed
                                                    Market          PLUS         Income       Equity         Equity      Allocation
                                                     Fund           Fund          Fund         Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments, at cost                 $395,887,897   $244,605,771  $444,388,853  $528,393,935  $166,791,775  $200,011,554
  Net unrealized appreciation (depreciation)
    of portfolio investments --                    (5,494,460)    96,416,677   166,282,789    83,395,896    43,735,992
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                 395,887,897    239,111,311   540,805,530   694,676,724   250,187,671   243,747,546
  Cash                                                156,680         38,468        48,130        30,469            --        15,195
  Receivable from securitiestran
    sactions                                               --      1,024,469       638,519            --     9,779,918            --
  Receivable for Fund shares sold                   2,096,315        190,317       566,205     2,205,177       710,266       632,201
  Dividends receivable                                     --             --       412,057       304,493       222,934            --
  Interest receivable                               1,511,607      2,588,155        19,791            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                  399,652,499    242,952,720   542,490,232   697,216,863   260,900,789   244,394,942
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                               96,893         52,228       187,171       247,561        94,649            --
  Due to custodian                                         --             --            --            --     2,869,051            --
  Payable for securities transactions                      --     38,207,662            --       265,253     1,894,575            --
  Payable for Fund shares redeemed                  4,531,288        344,837       584,762       427,262        75,338        22,818
  Income distribution payable                          56,028             --            --            --            --            --
  Other payables and accrued expenses                   3,330          2,140            --         4,900       148,086            --
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                               4,687,539     38,606,867       771,933       944,976     5,081,699        22,818
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $394,964,960   $204,345,853  $541,718,299  $696,271,887  $255,819,090  $244,372,124
====================================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                                $394,972,243   $215,327,667  $435,268,563  $522,766,146  $169,337,353  $196,276,434
  Accumulated undistributed (overdistributed)
    net investment income                                  --             --            --         7,956      (232,683)           --
  Accumulated undistributed
    net realized gain (loss) on total investments      (7,283)    (5,487,354)    9,192,221     6,474,121     3,500,475     4,359,698
  Accumulated net unrealized appreciation
    (depreciation) on total investments                    --     (5,494,460)   97,257,515   167,023,664    83,213,945    43,735,992
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $394,964,960   $204,345,853  $541,718,299  $696,271,887  $255,819,090  $244,372,124
====================================================================================================================================

Outstanding shares of beneficial interest,
  unlimited shares authorized
  ($.0001 par value)                              394,972,243     21,219,325    34,000,823    40,499,770    15,909,110    17,975,893
NET ASSET VALUE PER SHARE                        $       1.00   $       9.63  $      15.93  $      17.19  $      16.08  $      13.59
====================================================================================================================================


72  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS     STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                     Money          Bond        Growth &      Growth     International    Managed
                                                    Market          PLUS         Income       Equity         Equity      Allocation
                                                     Fund           Fund          Fund         Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                       $ 16,391,640   $11,557,323 $      473,002  $    368,634  $     74,936  $     27,903
  Dividends                                                --             --     4,384,682     2,497,913     2,545,508     5,522,701
  Foreign taxes withheld                                   --             --       (42,301)      (12,136)     (258,348)           --
------------------------------------------------------------------------------------------------------------------------------------
     Total income                                  16,391,640     11,557,323     4,815,383     2,854,411     2,362,096     5,550,604
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

  Management fees                                   2,461,787      1,526,959     3,588,335     4,467,978     1,538,309            --
  Trustee fees and expenses                             3,113          1,960         3,811         4,623         1,515            --
------------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                      2,464,900      1,528,919     3,592,146     4,472,601     1,539,824            --
    Less expenses waived by the advisor            (1,558,093)      (954,349)   (1,929,212)   (2,351,567)     (776,924)           --
------------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                      906,807        574,570     1,662,934     2,121,034       762,900            --
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                            15,484,833     10,982,753     3,152,449       733,377     1,599,196     5,550,604
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                              (6,877)    (5,314,364)   21,726,944    41,673,990    10,727,134       886,335
    Underlying Fund distributions                          --             --            --            --            --     5,117,226
    Futures transactions                                   --             --        11,200         6,275            --            --
    Foreign currency transactions                          --             --        15,050       (14,484)     (129,699)           --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments        (6,877)    (5,314,364)   21,753,194    41,665,781    10,597,435     6,003,561
------------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                  --     (7,510,407)   63,481,392   110,095,163    71,986,821    26,264,115
    Futures transactions                                   --             --       841,050       740,875       (17,500)           --
    Translations of assets (other than
      portfolio investments) and liabilities
      denominated in foreign currencies                    --             --            --            --      (153,269)           --
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
    on total investments                                   --     (7,510,407)   64,322,442   110,836,038    71,816,052    26,264,115
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on total investments                   (6,877)   (12,824,771)   86,075,636   152,501,819    82,413,487    32,267,676
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $ 15,477,956   ($ 1,842,018) $ 89,228,085  $153,235,196  $ 84,012,683  $ 37,818,280
====================================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 73

TIAA-CREF Mutual Funds

                                                                 Money Market Fund                         Bond PLUS Fund
                                                           -------------------------------        -------------------------------
                                                           For the Years Ended December 31,       For the Years Ended December 31,
                                                               1999               1998                 1999               1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

OPERATIONS:

  Net investment income                                    $ 15,484,833       $  6,976,294          $10,982,753       $ 5,921,526

  Net realized gain (loss) on total investments                  (6,877)              (406)          (5,314,364)        1,380,932

  Net change in unrealized appreciation
   (depreciation) on total investments                               --                 --           (7,510,407)        1,588,693
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations                  15,477,956          6,975,888           (1,842,018)        8,891,151
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                (15,484,833)        (6,976,294)         (10,982,753)       (5,899,894)

  In excess of net investment income                                 --                 --              (29,357)               --

  From net realized gain on total investments                        --                 --                   --        (1,547,852)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     (15,484,833)        (6,976,294)         (11,012,110)       (7,447,746)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Seed money redemptions by TIAA                            (52,851,933)                --           (9,103,000)               --

  Subscriptions                                             457,344,272        231,893,540           88,216,517        85,689,920

  Reinvestment of distributions                              14,954,612          6,807,830           10,478,773         7,241,764

  Exchanges among the Funds, net                            (32,084,331)       (13,203,378)         (15,044,382)        4,219,339

  Redemptions                                              (217,578,081)       (63,915,543)         (12,381,642)       (1,963,519)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions              169,784,539        161,582,449           62,166,266        95,187,504
------------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                              169,777,662        161,582,043           49,312,138        96,630,909

NET ASSETS

  Beginning of year                                         225,187,298         63,605,255          155,033,715        58,402,806
------------------------------------------------------------------------------------------------------------------------------------
  End of year                                              $394,964,960       $225,187,298          $204,345,853      $155,033,715
====================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding at beginning of year                   225,187,704         63,605,255           15,052,690         5,788,193
------------------------------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed by TIAA                        (52,851,933)                --             (918,796)               --

  Shares sold                                               457,344,272        231,893,540            8,785,902         8,343,128

  Shares issued in reinvestment of distributions             14,954,612          6,807,830            1,061,063           705,275

  Shares exchanged among the Funds, net                     (32,084,331)       (13,203,378)          (1,656,630)          406,449

  Shares redeemed                                          (217,578,081)       (63,915,543)          (1,104,904)         (190,355)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                      169,784,539        161,582,449            6,166,635         9,264,497
------------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding at end of year                         394,972,243        225,187,704           21,219,325        15,052,690
====================================================================================================================================


74  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

    Growth & Income Fund               Growth Equity Fund             International Equity Fund          Managed Allocation Fund
-----------------------------     -----------------------------     -----------------------------     -----------------------------
       For the Years Ended              For the Years Ended               For the Years Ended               For the Years Ended
          December 31,                      December 31,                      December 31,                      December 31,
     1999             1998             1999             1998             1999             1998             1999             1998
------------------------------------------------------------------------------------------------------------------------------------

$  3,152,449     $  1,351,717     $    733,377     $    577,489     $  1,599,196     $    972,710     $  5,550,604     $  3,057,237

  21,753,194        5,262,170       41,665,781        1,993,400       10,597,435       (3,533,681)       6,003,561          925,429

  64,322,442       31,134,980      110,836,038       55,669,056       71,816,052       16,761,026       26,264,115       17,451,450
------------------------------------------------------------------------------------------------------------------------------------
  89,228,085       37,748,867      153,235,196       58,239,945       84,012,683       14,200,055       37,818,280       21,434,116
------------------------------------------------------------------------------------------------------------------------------------


  (3,152,449)      (1,337,813)        (718,684)        (530,447)      (1,599,196)        (936,202)      (6,594,363)      (3,754,391)

     (22,503)              --               --               --          (93,788)        (157,715)              --               --

 (17,339,813)        (434,363)     (35,533,948)      (1,784,085)      (3,475,912)              --         (824,275)          (4,104)
------------------------------------------------------------------------------------------------------------------------------------
 (20,514,765)      (1,772,176)     (36,252,632)      (2,314,532)      (5,168,896)      (1,093,917)      (7,418,638)      (3,758,495)
------------------------------------------------------------------------------------------------------------------------------------


 (56,727,011)              --      (57,185,880)              --      (14,890,000)              --      (59,570,000)              --

 290,847,934      134,533,838      316,020,250      174,729,292       72,734,618       57,707,599      120,670,740       85,698,266

  19,412,362        1,709,177       35,306,048        2,276,443        5,077,311        1,081,128        7,107,275        3,631,298

  17,789,301        3,567,587       23,420,253        4,689,150       12,448,805          434,251       (6,529,646)         293,051

 (30,942,249)      (4,984,558)     (34,632,884)      (5,746,202)     (16,950,390)      (1,531,982)     (10,572,862)      (3,518,384)
------------------------------------------------------------------------------------------------------------------------------------
 240,380,337      134,826,044      282,927,787      175,948,683       58,420,344       57,690,996       51,105,507       86,104,231
------------------------------------------------------------------------------------------------------------------------------------
 309,093,657      170,802,735      399,910,351      231,874,096      137,264,131       70,797,134       81,505,149      103,779,852
------------------------------------------------------------------------------------------------------------------------------------


 232,624,642       61,821,907      296,361,536       64,487,440      118,554,959       47,757,825      162,866,975       59,087,123
------------------------------------------------------------------------------------------------------------------------------------
$541,718,299     $232,624,642     $696,271,887     $296,361,536     $255,819,090     $118,554,959     $244,372,124     $162,866,975
====================================================================================================================================


  17,449,059        5,988,332       21,708,531        6,374,505       11,248,585        5,356,336       13,810,531        5,904,827
------------------------------------------------------------------------------------------------------------------------------------
  (3,874,248)              --       (3,915,637)              --       (1,364,322)              --       (4,822,121)              --

  20,004,558       11,466,918       21,269,142       15,295,702        5,899,058        5,920,549        9,801,352        7,896,416

   1,243,755          138,916        2,083,043          169,861          324,287          103,161          556,145          324,233

   1,153,684          276,826        1,443,973          372,059        1,197,954           27,698         (523,795)          10,478

  (1,975,985)        (421,933)      (2,089,282)        (503,596)      (1,396,452)        (159,159)        (846,219)        (325,423)
------------------------------------------------------------------------------------------------------------------------------------
  16,551,764       11,460,727       18,791,239       15,334,026        4,660,525        5,892,249        4,165,362        7,905,704
------------------------------------------------------------------------------------------------------------------------------------
  34,000,823       17,449,059       40,499,770       21,708,531       15,909,110       11,248,585       17,975,893       13,810,531
====================================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 75

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------

                                                                             Money Market Fund
                                                                  ------------------------------------
                                                                                            For the Period
                                                                                             July 17, 1997
                                                                                             (Commencement
                                                                   For the Years Ended       of Operations)
                                                                       December 31,          to December 31,
                                                                  ---------------------   --------------------
                                                                      1999         1998           1997(1)
--------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value, beginning of period                            $   1.00     $   1.00       $   1.00
--------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:

    Net investment income                                             0.05         0.05           0.02

    Net realized and unrealized gain (loss)
      on investments                                                    --           --             --
--------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                      0.05         0.05           0.02
--------------------------------------------------------------------------------------------------------------


  Less distributions from:

    Net investment income                                            (0.05)       (0.05)         (0.02)

    In excess of net investment income                                  --           --             --

    Net realized gains                                                  --           --             --
--------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.05)       (0.05)         (0.02)
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                  $   1.00     $   1.00       $   1.00
==============================================================================================================


TOTAL RETURN                                                          5.05%        5.45%          2.51%


RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                      $394,965     $225,187       $ 63,605

  Ratio of expenses to average net assets before expense waiver       0.79%        0.79%          0.36%

  Ratio of expenses to average net assets after expense waiver        0.29%        0.29%          0.13%

  Ratio of net investment income to average net assets                4.97%        5.28%          2.49%

  Portfolio turnover rate                                              n/a          n/a            n/a

  (1) The percentages shown for this period are not annualized.
==============================================================================================================


76  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         Bond Plus Fund                                Growth & Income Fund
           ------------------------------------------          ---------------------------------------
                                                                                        For the Period
                                       For the Period                                    July 17, 1997
                                        July 17, 1997                                   (Commencement
                For the Years Ended    (Commencement            For the Years Ended     of Operations)
                   December 31,        of Operations)               December 31,        to December 31,
           --------------------------  to December 31,         -----------------------
               1999           1998         1997(1)             1999           1998          1997(1)
--------------------------------------------------------------------------------------------------------------


              $10.30        $10.09         $10.00             $13.33        $10.32         $10.00
--------------------------------------------------------------------------------------------------------------


                0.56          0.56           0.27               0.11          0.10           0.07

               (0.66)         0.32           0.20               3.13          3.04           0.32
--------------------------------------------------------------------------------------------------------------
               (0.10)         0.88           0.47               3.24          3.14           0.39
--------------------------------------------------------------------------------------------------------------


               (0.56)        (0.56)         (0.27)             (0.11)        (0.10)         (0.07)

               (0.01)           --             --                 --            --             --

                  --         (0.11)         (0.11)             (0.53)        (0.03)            --
--------------------------------------------------------------------------------------------------------------
               (0.57)        (0.67)         (0.38)             (0.64)        (0.13)         (0.07)
--------------------------------------------------------------------------------------------------------------
               $9.63        $10.30         $10.09             $15.93        $13.33         $10.32
==============================================================================================================

               (1.01)%        8.94%          4.79%             24.46%        30.51%          3.96%


            $204,346      $155,034        $58,403           $541,718      $232,625        $61,822

               0.80%         0.80%          0.37%              0.93%         0.93%          0.43%

               0.30%         0.30%          0.14%              0.43%         0.43%          0.20%

               5.75%         5.66%          2.72%              0.82%         0.97%          0.76%

              652.82%       531.92%        143.61%             39.35%        71.49%          1.46%

==============================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 77

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------

                                                                                Growth Equity Fund
                                                                  ---------------------------------------------
                                                                                                For the Period
                                                                                                July 17, 1997
                                                                     For the Years Ended        (Commencement
                                                                        December 31,            of Operations)
                                                                  ------------------------      to December 31,
                                                                     1999           1998            1997(1)
---------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value, beginning of period                            $   13.65       $  10.12          $ 10.00
---------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:

    Net investment income                                              0.02           0.03             0.06

    Net realized and unrealized gain (loss)
     on investments                                                    4.47           3.61             0.28
---------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                       4.49           3.64             0.34
---------------------------------------------------------------------------------------------------------------


  Less distributions from:

    Net investment income                                             (0.02)         (0.03)           (0.06)

    In excess of net investment income                                   --             --               --

    Net realized gains                                                (0.93)         (0.08)           (0.16)
---------------------------------------------------------------------------------------------------------------
    Total distributions                                               (0.95)         (0.11)           (0.22)
---------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                  $   17.19       $  13.65          $ 10.12
===============================================================================================================

TOTAL RETURN                                                          33.00%         35.97%            3.44%


RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                      $ 696,272       $296,362          $64,487

  Ratio of expenses to average net assets before expense waiver        0.95%          0.95%            0.44%

  Ratio of expenses to average net assets after expense waiver         0.45%          0.45%            0.21%

  Ratio of net investment income to average net assets                 0.16%          0.37%            0.68%

  Portfolio turnover rate                                             69.56%         49.91%           29.44%

  (1) The percentages shown for this period are not annualized.
===============================================================================================================


78  1999 ANNUAL REPORT                         SEE NOTES TO FINANCIAL STATEMENTS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      International Equity Fund                                      Managed Allocation Fund
      ----------------------------------------------------------    ---------------------------------------------------------
                                                  For the Period                                             For the Period
                                                  July 17, 1997                                              July 17,  1997
                                                  (Commencement                                               (Commencement
               For the Years Ended                of Operations)               For the Years Ended            of Operations)
                  December 31,                    to December 31,                  December 31,               to December 31,
      --------------------------------            --------------    -------------------------------------    --------------
        1999                    1998                 1997(1)               1999                 1998                 1997(1)
------------------------------------------------------------------------------------------------------------------------------


      $  10.54                $   8.92             $  10.00              $  11.79             $  10.01             $  10.00
------------------------------------------------------------------------------------------------------------------------------

          0.11                    0.09                 0.07                  0.38                 0.34                 0.23

          5.77                    1.63                (1.07)                 1.85                 1.76                 0.01
------------------------------------------------------------------------------------------------------------------------------
          5.88                    1.72                (1.00)                 2.23                 2.10                 0.24
------------------------------------------------------------------------------------------------------------------------------


         (0.11)                  (0.08)               (0.07)                (0.38)               (0.32)               (0.23)

            --                   (0.02)               (0.01)                   --                   --                   --

         (0.23)                     --                   --                 (0.05)                  --                   --
------------------------------------------------------------------------------------------------------------------------------
         (0.34)                  (0.10)               (0.08)                (0.43)               (0.32)               (0.23)
------------------------------------------------------------------------------------------------------------------------------
      $  16.08                $  10.54             $   8.92              $  13.59             $  11.79             $  10.01
==============================================================================================================================

         55.83%                  19.27%              (10.09)%               19.20%               21.24%                2.44%


      $255,819                $118,555             $ 47,758              $244,372             $162,867             $ 59,087

          0.99%                   0.99%                0.46%                 0.00%                0.00%                0.00%

          0.49%                   0.49%                0.23%                 0.00%                0.00%                0.00%

          1.03%                   1.23%                0.56%                 5.19%                2.80%                2.46%

         74.16%                  27.20%                4.56%                 3.90%                4.78%                0.00%
==============================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                          1999 ANNUAL REPORT 79

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1999

NOTE 1. ORGANIZATION

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company.

The Funds consist of six series (each referred to as a "Fund"), each of which commenced operations with an investment by Teachers Insurance and Annuity Association of America ("TIAA") on July 17, 1997. On September 2, 1997, the Funds began to publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds.

During the year ended December 31, 1999, TIAA began to withdraw its seed money shares from the Funds. The following table summarizes the activity in the Fund shares owned by TIAA.

                                                                     VALUE OF
                                           VALUE OF     SHARES        SHARES
                               SHARES       SHARES      HELD AT      HELD AT
                             WITHDRAWN    WITHDRAWN  DECEMBER 31,  DECEMBER 31,
                               DURING       DURING      DURING        DURING
                                1999         1999        1999          1999
                             ---------    ----------   ---------    ----------
Money Market Fund           52,851,933   $52,851,933          --   $        --
Bond PLUS Fund                 918,796     9,103,000   2,813,044    27,089,616
Growth & Income Fund         3,874,248    56,727,011          --            --
Growth Equity Fund           3,915,637    57,185,880          --            --
International Equity Fund    1,364,322    14,890,000   3,178,995    51,118,237
Managed Allocation Fund      4,822,121    59,570,000     512,562     6,965,711

The following is information about the Managed Allocatation Funds' holdings in the other Funds as of December 31, 1999.

                                     NUMBER OF          PERCENT OF TOTAL SHARES
                               SHARES HELD IN FUND      OUTSTANDING IN THE FUND
                               -------------------      -----------------------
Money Market Fund                    3,496,424                   0.89%
Bond PLUS Fund                       9,357,110                  44.10%
Growth & Income Fund                 3,350,954                   9.86%
Growth Equity Fund                   3,211,222                   7.93%
International Equity Fund            2,558,225                  16.08%

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures.

Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to

80  1999 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1999--(Continued)

maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on short term money market instruments are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument, while selling futures contracts tends to decrease exposure to the underlying instrument or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS Fund are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity and International Equity Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any,

                                                          1999 ANNUAL REPORT  81

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1999--(Continued)

are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds will not be subject to income taxes to the extent that they distribute substantially all taxable income each year. At December 31, 1999, the Money Market and Bond PLUS Funds have capital loss carryovers of $7,283 and $4,494,057, respectively, which begin to expire in 2006.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2003. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                         MANAGEMENT              MANAGEMENT FEE
                                            FEE        WAIVER     AFTER WAIVER
                                         ----------    ------    --------------
Money Market Fund                          0.79%        0.50%        0.29%
Bond PLUS Fund                             0.80%        0.50%        0.30%
Growth & Income Fund                       0.93%        0.50%        0.43%
Growth Equity Fund                         0.95%        0.50%        0.45%
International Equity Fund                  0.99%        0.50%        0.49%
Managed Allocation Fund                    0.00%        0.00%        0.00%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

NOTE 4. INVESTMENTS

At December 31, 1999, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                 NET UNREALIZED
                                       GROSS UNREALIZED           APPRECIATION
                                 APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                  -----------     ----------       ----------
Bond PLUS Fund                   $      7,566    $ 5,502,026    ($  5,494,460)
Growth & Income Fund              117,245,847     20,829,170       96,416,677
Growth Equity Fund                190,371,061     24,088,272      166,282,789
International Equity Fund          88,478,141      5,082,245       83,395,896
Managed Allocation Fund            48,347,953      4,611,961       43,735,992

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the year ended December 31, 1999, were as follows:

                                NON-                      NON-
                             GOVERNMENT  GOVERNMENT    GOVERNMENT    GOVERNMENT
                             PURCHASES   PURCHASES       SALES          SALES
                          ------------  ------------  ------------  ------------
Bond PLUS Fund            $314,468,831  $960,325,798  $269,460,698  $937,322,888
Growth & Income Fund       339,696,920       999,600   146,920,614     2,075,790
Growth Equity Fund         536,375,279     1,638,490   321,610,910     2,063,991
International
  Equity Fund              155,929,575            --   119,431,860            --
Managed Allocation Fund     61,646,462            --     7,971,081            --

82  1999 ANNUAL REPORT

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1999--(Concluded)

At December 31, 1999, the following Funds had open futures contracts in the Standard & Poor's 500 Index expiring in March 2000.

                                    NUMBER OF                       UNREALIZED
                                    CONTRACTS         VALUE         GAIN/(LOSS)
                                    ---------      -----------      -----------
Growth & Income Fund                   70          $25,973,500      $ 841,050
Growth Equity Fund                     73           27,086,650        740,875
International Equity Fund              35           12,986,750        (17,500)

NOTE 5. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 6. LINE OF CREDIT

The Growth & Income, Growth Equity, International Equity, and Managed Allocation Funds share in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. College Retirement Equities Fund and TIAA-CREF Institutional Mutual Funds, both of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility, applicable to the Growth & Income, Growth Equity, International Equity and Managed Allocation Funds, is borne by Advisors. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1999, there were no borrowings under this credit facility.

                                                          1999 ANNUAL REPORT  83

TIAA-CREF Mutual Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

The following TIAA-CREF Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during 1999:

                                                                        Amount
                                                       Amount         per share
                                                    -----------       ---------
Growth & Income Fund                                $10,088,902         $0.309
Growth Equity Fund                                  $34,008,855         $0.892
International Equity Fund                           $ 2,260,931         $0.147
Managed Allocation Fund                             $   830,373         $0.047

The following TIAA-CREF Mutual Funds paid distributions during 1999 from ordinary income that partially qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

Growth & Income Fund                 39.92%
Growth Equity Fund                   62.81%
Managed Allocation Fund               8.32%

The International Equity Fund received income from foreign sources during 1999 of $2,547,031 ($0.1654 per share) and paid taxes to foreign countries during 1999 of $258,348 ($0.0168 per share).

By early 2000, shareholders should have received their Form 1099-DIV and tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

84  1999 ANNUAL REPORT

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